UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Target Asset Allocation Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2013

Date of reporting period:	1/31/2013

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

TARGET CONSERVATIVE ALLOCATION FUND

SEMIANNUAL REPORT • JANUARY 31, 2013

Objective

Seeks current income and a reasonable level of capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2013, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Target Funds, Prudential Investments, Prudential, the Prudential logo, the Rock symbol and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Target Conservative Allocation Fund informative and useful. The report covers performance for the six-month period that ended January 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

A diversified asset allocation offers two potential advantages: It limits your exposure to any particular asset class; plus it provides a better opportunity to invest some of your assets in the right place at the right time. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

We are dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risk. We believe our Target Conservative Allocation Fund, which is managed by institutional quality asset managers selected and monitored by our research team, will help you to achieve broad, actively managed diversification at a targeted risk/return balance with a single investment purchase.

Thank you for choosing the Target Conservative Allocation Fund.

Sincerely,

Stuart S. Parker, President

Target Asset Allocation Funds

Target Asset Allocation Funds/Target Conservative Allocation Fund	1

Your Fund’s Performance (Unaudited)

Note: Effective on or about April 11, 2013, Marsico Capital Management, LLC will no longer serve as a subadviser for the Target Conservative Allocation Fund.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.59%; Class B, 2.29%; Class C, 2.29%; Class R, 2.04%; Class X, 2.29%; Class Z, 1.29%. Net operating expenses: Class A, 1.54%; Class B, 2.29%; Class C, 2.29%; Class R, 1.79%; Class X, 2.29%; Class Z, 1.29%, after contractual reduction through 11/30/2013 for Class A and Class R shares.

Cumulative Total Returns (Without Sales Charges) as of 1/31/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	5.15%	9.45%	22.91%	90.58%	—
Class B	4.75	8.67	18.42	76.96	—
Class C	4.75	8.78	18.43	76.97	—
Class R	5.00	9.20	21.49	N/A	49.99% (10/04/04)
Class X	4.75	8.78	18.64	N/A	44.09 (10/04/04)
Class Z	5.28	9.78	24.49	95.54	—
Customized Blend	4.24	8.29	30.91	92.70	—
S&P 500 Index	9.90	16.76	21.50	114.38	—
Lipper Mixed-Asset Target Allocation Conservative Funds Avg.	4.82	8.19	24.59	76.54	—

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Average Annual Total Returns (With Sales Charges) as of 12/31/12
	One Year	Five Years	Ten Years	Since Inception
Class A	4.63%	2.49%	5.86%	—
Class B	4.84	2.70	5.66	—
Class C	8.95	2.88	5.66	—
Class R	10.47	3.42	N/A	4.80% (10/04/04)
Class X	3.84	2.38	N/A	4.29 (10/04/04)
Class Z	11.05	3.94	6.73	—
Customized Blend	9.11	4.86	6.49	—
S&P 500 Index	15.99	1.66	7.10	—
Lipper Mixed-Asset Target Allocation Conservative Funds Avg.	9.37	3.84	5.58	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50%, and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class X shares are closed to new investors and are available only by exchange from the same share class of another Prudential Investments fund. Class X shares are subject to a declining CDSC of 6%, 5%, 4%, 4%, 3%, 2%, 2% and 1%, respectively, for the first eight years after purchase, and a 12b-1 fee of 1% annually. Approximately 10 years after purchase Class X shares will automatically convert to Class A shares on a monthly basis. Class R and Z shares are not subject to a sales charge. Class R shares are subject to a 12b-1 fee of up to 0.75% annually. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period.

Benchmark Definitions

Customized Blend

The Customized Benchmark for the Target Conservative Allocation Fund (Customized Blend) is a model portfolio consisting of the Russell 3000 Index (40%) and the Barclays U.S. Aggregate Bond Index (60%). The Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes.

Target Asset Allocation Funds/Target Conservative Allocation Fund	3

Your Fund’s Performance (continued)

The Customized Blend is intended to provide a theoretical comparison to the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Barclays U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed. Customized Blend Closest Month-End to Inception cumulative total return as of 1/31/13 is 62.47% for Class R and Class X. Customized Blend Closest Month-End to Inception average annual total return as of 12/31/12 is 5.83% for Class R and Class X.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return as of 1/31/13 is 59.85% for Class R and Class X. S&P 500 Index Closest Month-End to Inception average annual total return as of 12/31/12 is 5.20% for Class R and Class X.

Lipper Mixed-Asset Target Allocation Conservative Funds Average

The Lipper Mixed-Asset Target Allocation Conservative Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Conservative Funds category for the periods noted. Funds in the Lipper Average have a primary investment objective of conserving principal by maintaining at all times a balanced portfolio of both stocks and bonds. Mixed-Asset Funds are funds that, by portfolio practice, maintain a mix of between 20% and 40% equity securities, with the remainder invested in bonds, cash, and cash equivalents. Lipper Average Closest Month-End to Inception cumulative total return as of 1/31/13 is 50.07% for Class R and Class X. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/12 is 4.81% for Class R and Class X.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes are measured from the closest month-end to inception date, and not from the Class’ actual inception date.

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Target Asset Allocation Funds/Target Conservative Allocation Fund	5

Your Fund’s Performance (continued)

Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2013, of various securities indexes that are generally considered representative of broad market sectors. It does not reflect a mutual fund’s expenses. The performance cited does not represent the performance of the Target Conservative Allocation Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index or average.

The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. Government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2012, at the beginning of the period, and held through the six-month period ended January 31, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments Funds, including the Target Asset Allocation Funds, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Target Asset Allocation Funds/Target Conservative Allocation Fund	7

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Conservative Allocation Fund		Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,051.50	1.54%	$7.96
	Hypothetical	$1,000.00	$1,017.44	1.54%	$7.83

Class B	Actual	$1,000.00	$1,047.50	2.29%	$11.82
	Hypothetical	$1,000.00	$1,013.66	2.29%	$11.62

Class C	Actual	$1,000.00	$1,047.50	2.29%	$11.82
	Hypothetical	$1,000.00	$1,013.66	2.29%	$11.62

Class R	Actual	$1,000.00	$1,050.00	1.79%	$9.25
	Hypothetical	$1,000.00	$1,016.18	1.79%	$9.10

Class X	Actual	$1,000.00	$1,047.50	2.29%	$11.82
	Hypothetical	$1,000.00	$1,013.66	2.29%	$11.62

Class Z	Actual	$1,000.00	$1,052.80	1.29%	$6.67
	Hypothetical	$1,000.00	$1,018.70	1.29%	$6.56

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2013, and divided by the 365 days in the Fund’s fiscal year ended July 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Portfolio of Investments

as of January 31, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 102.0%
COMMON STOCKS 40.9%

Aerospace & Defense 0.9%
267	AAR Corp.	$5,033
1,200	Boeing Co. (The)	88,644
1,100	Embraer SA, ADR (Brazil)	36,267
1,495	Hexcel Corp.(a)	40,051
1,400	Lockheed Martin Corp.	121,618
223	Moog, Inc. (Class A Stock)(a)	9,767
4,400	Northrop Grumman Corp.	286,176
3,785	Rockwell Collins, Inc.	222,861
9,004	Rolls-Royce Holdings PLC (United Kingdom)(a)	135,091
142	Teledyne Technologies, Inc.(a)	9,693
380	Triumph Group, Inc.	26,741

		981,942

Air Freight & Logistics
627	Atlas Air Worldwide Holdings, Inc.(a)	28,271

Airlines
2,701	JetBlue Airways Corp.(a)	15,693
662	US Airways Group, Inc.(a)	9,453

		25,146

Auto Components 0.3%
5,990	Johnson Controls, Inc.	186,229
1,100	Lear Corp.	53,900
1,800	Magna International, Inc. (Canada)	94,050

		334,179

Auto Parts & Equipment
357	BorgWarner, Inc.(a)	26,482
200	WABCO Holdings, Inc.(a)	12,532

		39,014

Beverages 0.4%
2,634	Diageo PLC (United Kingdom)	78,412
1,900	Molson Coors Brewing Co. (Class B Stock)	85,842
3,415	PepsiCo, Inc.	248,783
255	Pernod-Ricard SA (France)	31,923

		444,960

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	9

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Biotechnology 1.4%
618	Acorda Therapeutics, Inc.(a)	$17,848
880	Alexion Pharmaceuticals, Inc.(a)	82,711
1,000	Amgen, Inc.	85,460
725	Ariad Pharmaceuticals, Inc.(a)	14,413
3,643	Biogen Idec, Inc.(a)	568,599
1,843	Celgene Corp.(a)	182,383
14,050	Gilead Sciences, Inc.(a)	554,273
1,905	Halozyme Therapeutics, Inc.(a)	12,744
409	Seattle Genetics, Inc.(a)	12,045
404	United Therapeutics Corp.(a)	21,772

		1,552,248

Building Products
75	A.O. Smith Corp.	5,196
126	Apogee Enterprises, Inc.	3,081
250	Lennox International, Inc.	14,377

		22,654

Business Services 0.2%
326	MasterCard, Inc. (Class A Stock)	168,998

Capital Markets 0.2%
700	Goldman Sachs Group, Inc. (The)	103,502
500	LPL Financial Holdings, Inc.	16,650
2,800	State Street Corp.	155,820

		275,972

Chemicals 1.2%
850	Airgas, Inc.	80,954
527	Axiall Corp.	29,607
400	CF Industries Holdings, Inc.	91,668
4,400	E.I. du Pont de Nemours & Co.	208,780
1,224	Huntsman Corp.	21,579
425	Kraton Performance Polymers, Inc.(a)	11,156
5,554	LyondellBasell Industries NV (Class A Stock) (Netherlands)	352,235
800	PPG Industries, Inc.	110,296
3,715	Praxair, Inc.	410,024
428	Quaker Chemical Corp.	24,469
193	Scotts Miracle-Gro Co. (The) (Class A Stock)	8,438
263	Valspar Corp. (The)	17,432

		1,366,638

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Banks 1.5%
1,200	Associated Banc-Corp.	$17,124
6,350	CIT Group, Inc.(a)	268,923
632	Citizens Republic Bancorp, Inc.(a)	12,905
6,000	Fifth Third Bancorp	97,740
1,230	FirstMerit Corp.	18,733
500	Fulton Financial Corp.	5,445
375	Hancock Holding Co.	11,333
4,100	PNC Financial Services Group, Inc.	253,380
375	Prosperity Bancshares, Inc.	16,916
6,600	Regions Financial Corp.	51,348
432	Trustmark Corp.	9,992
2,700	U.S. Bancorp	89,370
292	UMB Financial Corp.	12,927
320	United Bankshares, Inc.	8,157
725	Webster Financial Corp.	16,131
23,710	Wells Fargo & Co.	825,819

		1,716,243

Commercial Services 0.8%
500	Corrections Corp. of America	18,945
780	FleetCor Technologies, Inc.(a)	46,675
1,109	GEO Group, Inc. (The)	36,175
875	KAR Auction Services, Inc.	18,664
425	McGrath RentCorp	12,703
726	PAREXEL International Corp.(a)	24,575
353	Sotheby’s	12,680
1,750	Verisk Analytics, Inc. (Class A Stock)(a)	96,530
3,560	Visa, Inc. (Class A Stock)	562,160
682	Waste Connections, Inc.	24,566

		853,673

Communications Equipment 0.2%
8,900	Cisco Systems, Inc.	183,073

Computer Services & Software 1.0%
1,223	Accenture PLC (Class A Stock) (Ireland)	87,921
7,119	EMC Corp.(a)	175,199
865	Fortinet, Inc.(a)	20,405
475	Fusion-io, Inc.(a)	8,303
250	Global Payments, Inc.	12,315

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	11

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Computer Services & Software (cont’d.)
953	Google, Inc. (Class A Stock)(a)	$720,172
125	Manhattan Associates, Inc.(a)	8,564
882	Riverbed Technology, Inc.(a)	17,111
399	salesforce.com, Inc.(a)	68,680

		1,118,670

Computers & Peripherals 1.0%
1,191	Apple, Inc.	542,274
4,434	Cognizant Technology Solutions Corp. (Class A Stock)(a)	346,650
17,400	Hewlett-Packard Co.	287,274

		1,176,198

Construction 0.1%
919	Meritage Homes Corp.(a)	40,657
480	Texas Industries, Inc.(a)	27,283
202	URS Corp.	8,379

		76,319

Consumer Finance 0.4%
6,910	Capital One Financial Corp.	389,171
325	First Cash Financial Services, Inc.(a)	17,326
4,900	SLM Corp.	82,761

		489,258

Consumer Products & Services 0.2%
2,206	Estee Lauder Cos., Inc. (The) (Class A Stock)	134,411
182	Snap-on, Inc.	14,746
549	Vitamin Shoppe, Inc.(a)	33,533

		182,690

Containers & Packaging
425	Packaging Corp. of America	16,333
425	Silgan Holdings, Inc.	18,232

		34,565

Distribution/Wholesale 0.3%
1,040	LKQ Corp.(a)	23,285
1,190	W.W. Grainger, Inc.	259,206

		282,491

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Consumer Services 0.1%
6,200	H&R Block, Inc.	$141,174

Diversified Financial Services 2.0%
623	Affiliated Managers Group, Inc.(a)	89,668
760	American Express Co.	44,696
19,653	Bank of America Corp.	222,472
1,561	BlackRock, Inc.	368,833
15,396	Citigroup, Inc.	649,095
5,565	CME Group, Inc.	321,880
11,900	JPMorgan Chase & Co.	559,895
1,600	Morgan Stanley	36,560

		2,293,099

Diversified Operations 0.1%
315	LVMH Moet Hennessy Louis Vuitton SA (France)	59,387

Diversified Telecommunication Services 0.2%
5,800	AT&T, Inc.	201,782

Electric Utilities 0.5%
3,500	American Electric Power Co., Inc.	158,515
2,000	Edison International	96,380
5,800	Exelon Corp.	182,352
4,800	PPL Corp.	145,392

		582,639

Electronic Components 0.4%
8,050	Agilent Technologies, Inc.	360,479
363	Checkpoint Systems, Inc.(a)	4,378
562	Coherent, Inc.	31,140
481	FLIR Systems, Inc.	11,433
350	GrafTech International Ltd.(a)	3,360
1,160	InvenSense, Inc.(a)	16,936
251	Universal Display Corp.(a)	6,983
686	Universal Electronics, Inc.(a)	13,103
312	Woodward, Inc.	11,984

		459,796

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	13

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Electronic Components & Equipment 0.1%
1,280	AMETEK, Inc.	$52,467
445	General Cable Corp.(a)	14,961

		67,428

Electronic Equipment & Instruments 0.3%
14,800	Corning, Inc.	177,600
361	EnerSys(a)	14,776
238	Itron, Inc.(a)	11,041
371	Littelfuse, Inc.	23,748
125	ScanSource, Inc.(a)	3,632
2,375	TE Connectivity Ltd. (Switzerland)	92,340

		323,137

Energy Equipment & Services 0.8%
1,320	Cameron International Corp.(a)	83,569
1,300	Diamond Offshore Drilling, Inc.	97,617
1,400	Ensco PLC (Class A Stock) (United Kingdom)	88,998
8,256	National Oilwell Varco, Inc.	612,100
225	Oil States International, Inc.(a)	17,455
950	Precision Drilling Corp. (Canada)	8,693

		908,432

Engineering/Construction 0.1%
660	Fluor Corp.	42,788
625	MasTec, Inc.(a)	17,687

		60,475

Entertainment & Leisure 0.1%
635	Bally Technologies, Inc.(a)	30,582
300	International Speedway Corp. (Class A Stock)	8,223
299	Life Time Fitness, Inc.(a)	15,168
886	Pinnacle Entertainment, Inc.(a)	13,777
1,968	SHFL entertainment, Inc.(a)	29,127

		96,877

Farming & Agriculture 0.4%
4,584	Monsanto Co.	464,588

Financial—Bank & Trust
554	Astoria Financial Corp.	5,396

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Financial Services
299	Eaton Vance Corp.	$10,824
464	Home Loan Servicing Solutions Ltd. (Cayman Islands)	10,087
351	Raymond James Financial, Inc.	15,665

		36,576

Food & Staples Retailing 0.7%
5,290	CVS Caremark Corp.	270,848
7,000	Kroger Co. (The)	193,900
1,000	Wal-Mart Stores, Inc.	69,950
4,900	Walgreen Co.	195,804

		730,502

Food Products 0.3%
5,800	ConAgra Foods, Inc.	189,602
800	General Mills, Inc.	33,552
366	Kraft Foods Group, Inc.	16,916
3,410	Mondelez International, Inc. (Class A Stock)	94,764

		334,834

Foods 0.1%
501	Danone (France)	34,720
378	Fresh Market, Inc. (The)(a)	18,481
275	Post Holdings, Inc.(a)	10,447
197	United Natural Foods, Inc.(a)	10,634
1,180	WhiteWave Foods Co. (The) (Class A Stock)(a)	19,104

		93,386

Gas Utilities
500	Atmos Energy Corp.	18,680
238	South Jersey Industries, Inc.	12,919

		31,599

Hand/Machine Tools 0.1%
229	Franklin Electric Co., Inc.	15,233
1,090	Stanley Black & Decker, Inc.	83,745

		98,978

Healthcare Equipment & Supplies 0.3%
316	Cantel Medical Corp.	9,926

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	15

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Healthcare Equipment & Supplies (cont’d.)
162	MEDNAX, Inc.(a)	$13,861
4,000	Medtronic, Inc.	186,400
620	Sirona Dental Systems, Inc.(a)	41,211
275	Teleflex, Inc.	20,625
574	Thoratec Corp.(a)	20,968
900	Zimmer Holdings, Inc.	67,140

		360,131

Healthcare Products 0.5%
691	Arthrocare Corp.(a)	25,173
611	Cooper Cos., Inc. (The)	61,925
2,148	Covidien PLC (Ireland)	133,906
221	HeartWare International, Inc.(a)	19,974
472	Intuitive Surgical, Inc.(a)	271,108
458	PSS World Medical, Inc.(a)	13,250

		525,336

Healthcare Providers & Services 0.3%
658	Centene Corp.(a)	28,399
3,600	CIGNA Corp.	210,024
200	LifePoint Hospitals, Inc.(a)	8,742
2,200	WellPoint, Inc.	142,604

		389,769

Healthcare Services 0.3%
6,980	Aetna, Inc.	336,645
465	Air Methods Corp.	20,330
324	Amedisys, Inc.(a)	3,603
170	Covance, Inc.(a)	11,341
1,275	Health Management Associates, Inc. (Class A Stock)(a)	13,311
304	Healthways, Inc.(a)	3,198

		388,428

Hotels & Motels 0.7%
6,648	Starwood Hotels & Resorts Worldwide, Inc.	408,254
3,296	Wynn Resorts Ltd.	412,725

		820,979

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 0.4%
374	BJ’s Restaurants, Inc.(a)	$11,957
442	Chipotle Mexican Grill, Inc.(a)	135,698
400	Choice Hotels International, Inc.	14,416
150	Jack in the Box, Inc.(a)	4,355
1,830	Las Vegas Sands Corp.	101,108
1,967	McDonald’s Corp.	187,435
1,258	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)(a)	14,618

		469,587

Household Durables
325	Harman International Industries, Inc.	14,553
225	Ryland Group, Inc. (The)	8,937

		23,490

Household Products 0.2%
256	Helen of Troy Ltd. (Bermuda)(a)	9,267
2,000	Kimberly-Clark Corp.	179,020
175	WD-40 Co.	9,349

		197,636

Independent Power Production 0.1%
5,000	NRG Energy, Inc.	120,000

Industrial Conglomerates 0.2%
10,400	General Electric Co.	231,712

Insurance 1.7%
540	ACE Ltd. (Switzerland)	46,078
10,900	Allstate Corp. (The)	478,510
977	American Equity Investment Life Holding Co.	13,170
10,192	American International Group, Inc.(a)	385,563
175	Aspen Insurance Holdings Ltd. (Bermuda)	5,969
1,625	CNO Financial Group, Inc.	16,689
462	HCC Insurance Holdings, Inc.	17,870
9,850	Marsh & McLennan Cos., Inc.	349,478
6,664	MetLife, Inc.	248,834
388	Protective Life Corp.	12,276
189	Reinsurance Group of America, Inc.	10,847
213	State Auto Financial Corp.	3,242
650	Tower Group, Inc.	12,545

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	17

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Insurance (cont’d.)
1,300	Travelers Cos., Inc. (The)	$101,998
251	United Fire Group, Inc.	5,821
7,600	Unum Group	177,156
679	Validus Holdings Ltd. (Bermuda)	24,722
1,000	XL Group PLC (Ireland)	27,720

		1,938,488

Internet & Catalog Retail 0.5%
597	Amazon.com, Inc.(a)	158,504
607	priceline.com, Inc.(a)	416,080

		574,584

Internet Services 0.4%
112	Angie’s List, Inc.(a)	1,406
387	Digital River, Inc.(a)	5,619
1,213	Equinix, Inc.(a)	261,317
250	LinkedIn Corp. (Class A Stock)(a)	30,947
3,084	Monster Worldwide, Inc.(a)	17,887
350	Rackspace Hosting, Inc.(a)	26,372
1,497	TIBCO Software, Inc.(a)	35,090
765	Trulia, Inc.(a)	20,112

		398,750

Internet Software & Services 0.6%
9,566	eBay, Inc.(a)	535,026
1,640	Facebook, Inc. (Class A Stock)(a)	50,791
3,760	Oracle Corp.	133,518

		719,335

Investment Companies
1,400	Ares Capital Corp.	25,074
948	KKR Financial Holdings LLC	10,419

		35,493

IT Services
625	Broadridge Financial Solutions, Inc.	14,731

Leisure Equipment & Products 0.1%
2,400	Mattel, Inc.	90,312
519	Polaris Industries, Inc.	45,200

		135,512

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Life Sciences Tools & Services 0.2%
2,352	Thermo Fisher Scientific, Inc.	$169,673

Machinery 0.6%
600	Actuant Corp. (Class A Stock)	17,688
135	Chart Industries, Inc.(a)	8,936
2,899	Cummins, Inc.	332,892
300	Deere & Co.	28,218
2,100	PACCAR, Inc.	98,826
1,100	Parker Hannifin Corp.	102,267
264	Regal-Beloit Corp.	19,578
430	Roper Industries, Inc.	50,504
845	Terex Corp.(a)	27,361
100	Valmont Industries, Inc.	14,572

		700,842

Manufacturing 0.7%
398	Colfax Corp.(a)	17,755
6,591	Danaher Corp.	394,999
354	Harsco Corp.	9,023
1,380	Honeywell International, Inc.	94,171
6,330	Ingersoll-Rand PLC (Ireland)	325,299

		841,247

Media 1.8%
10,788	CBS Corp. (Class B Stock)	450,075
3,179	Comcast Corp. (Class A Stock)	121,056
13,311	Comcast Corp. (Special Class A Stock)	488,913
1,380	Discovery Communications, Inc. (Class A Stock)(a)	95,745
6,100	Interpublic Group of Cos., Inc. (The)	73,871
2,594	Liberty Global, Inc. (Class A Stock)(a)	177,144
5,710	News Corp. (Class A Stock)	158,396
760	Time Warner Cable, Inc.	67,898
3,800	Time Warner, Inc.	191,976
1,400	Viacom, Inc. (Class B Stock)	84,490
1,730	Walt Disney Co. (The)	93,213

		2,002,777

Metals & Mining 0.7%
343	AMCOL International Corp.	10,129
125	Carpenter Technology Corp.	6,541

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	19

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
4,700	Freeport-McMoRan Copper & Gold, Inc.	$165,675
700	Globe Specialty Metals, Inc.	10,612
1,049	Joy Global, Inc.	66,265
522	Northwest Pipe Co.(a)	12,867
2,617	Precision Castparts Corp.	479,958
225	Reliance Steel & Aluminum Co.	14,562
617	RTI International Metals, Inc.(a)	17,523
226	Timken Co.	12,116

		796,248

Multi-Line Retail 0.3%
6,600	JC Penney Co., Inc.	134,178
5,190	Kohl’s Corp.	240,245

		374,423

Multi-Utilities 0.2%
5,300	Public Service Enterprise Group, Inc.	165,254

Office Electronics 0.2%
25,300	Xerox Corp.	202,653

Oil, Gas & Consumable Fuels 2.7%
630	Anadarko Petroleum Corp.	50,413
1,140	Cabot Oil & Gas Corp.	60,169
5,100	Chesapeake Energy Corp.	102,918
2,300	Chevron Corp.	264,845
2,400	ConocoPhillips	139,200
120	Core Laboratories NV (Netherlands)	15,317
1,128	Dresser-Rand Group, Inc.(a)	68,864
172	Dril-Quip, Inc.(a)	13,947
630	EOG Resources, Inc.	78,737
910	FMC Technologies, Inc.(a)	43,089
608	Geospace Technologies Corp.(a)	54,817
647	Gulfport Energy Corp.(a)	26,702
808	Lufkin Industries, Inc.	46,791
8,200	Marathon Oil Corp.	275,602
2,000	Murphy Oil Corp.	119,040
1,014	Newpark Resources, Inc.(a)	8,741
580	Noble Corp. (Switzerland)	23,490
610	Noble Energy, Inc.	65,752

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
1,444	Oasis Petroleum, Inc.(a)	$51,811
465	Ocean Rig UDW, Inc. (Marshall Islands)(a)	8,035
236	ONEOK, Inc.	11,094
4,250	Phillips 66	257,423
517	Pioneer Natural Resources Co.	60,768
2,800	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	203,616
2,600	Royal Dutch Shell PLC, ADR (United Kingdom)	183,352
5,641	Schlumberger Ltd. (Netherlands)	440,280
408	Swift Energy Co.(a)	6,149
555	Thermon Group Holdings, Inc.(a)	13,431
6,700	Total SA, ADR (France)	363,743
259	WGL Holdings, Inc.	10,860

		3,068,996

Paper & Forest Products 0.2%
4,400	International Paper Co.	182,248

Pharmaceuticals 2.8%
7,830	Abbott Laboratories	265,280
8,630	AbbVie, Inc.	316,635
873	Allergan, Inc.	91,674
4,600	AstraZeneca PLC, ADR (United Kingdom)	221,628
216	BioMarin Pharmaceutical, Inc.(a)	11,856
13,397	Bristol-Myers Squibb Co.	484,168
1,386	Catamaran Corp. (Canada)(a)	71,919
2,200	Eli Lilly & Co.	118,118
7,995	Endo Health Solutions, Inc.(a)	253,122
2,732	Express Scripts Holding Co.(a)	145,943
5,100	Johnson & Johnson	376,992
1,134	Mead Johnson Nutrition Co.	86,184
4,500	Merck & Co., Inc.	194,625
816	Natural Grocers by Vitamin Cottage, Inc.(a)	16,761
1,100	Novartis AG, ADR (Switzerland)	74,602
247	Onyx Pharmaceuticals, Inc.(a)	19,147
340	Perrigo Co.	34,173
10,200	Pfizer, Inc.	278,256
521	Salix Pharmaceuticals Ltd.(a)	24,956
1,900	Sanofi, ADR (France)	92,492
695	Theravance, Inc.(a)	15,464
350	Zoetis, Inc.	9,100

		3,203,095

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	21

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Pipelines 0.2%
5,076	Kinder Morgan, Inc.	$190,147

Professional Services 0.1%
225	ICF International, Inc.(a)	5,150
1,300	Manpower, Inc.	66,950
300	Towers Watson & Co. (Class A Stock)	18,324

		90,424

Real Estate Investment Trusts 0.7%
6,060	American Tower Corp.	461,469
5,800	Annaly Capital Management, Inc.	86,246
475	Associated Estates Realty Corp.	7,671
625	Excel Trust, Inc.	7,863
651	First Potomac Realty Trust	8,919
1,200	Hersha Hospitality Trust	6,336
425	Highwoods Properties, Inc.	15,300
4,800	Kimco Realty Corp.	99,696
300	LaSalle Hotel Properties	8,190
841	Medical Properties Trust, Inc.	11,311
492	Redwood Trust, Inc.	9,397
1,403	Two Harbors Investment Corp.	17,425

		739,823

Retail & Merchandising 2.3%
784	AutoZone, Inc.(a)	289,845
592	Cash America International, Inc.	28,363
998	Chico’s FAS, Inc.	17,894
210	Chuy’s Holdings, Inc.(a)	5,960
1,083	Costco Wholesale Corp.	110,834
3,620	Dollar General Corp.(a)	167,316
1,951	Foot Locker, Inc.	67,017
861	Genesco, Inc.(a)	53,666
2,871	GNC Holdings, Inc. (Class A Stock)	103,184
3,948	Home Depot, Inc. (The)	264,200
1,076	Limited Brands, Inc.	51,670
2,646	Lululemon Athletica, Inc.(a)	182,574
2,100	Macy’s, Inc.	82,971
730	PetSmart, Inc.	47,749
1,510	Ross Stores, Inc.	90,147
8,700	Staples, Inc.	117,276

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Retail & Merchandising (cont’d.)
5,367	Starbucks Corp.	$301,196
1,308	Target Corp.	79,016
990	Tiffany & Co.	65,092
5,938	TJX Cos., Inc. (The)	268,279
410	Tractor Supply Co.	42,505
1,000	Urban Outfitters, Inc.(a)	42,790
2,033	Yum! Brands, Inc.	132,023

		2,611,567

Road & Rail 0.1%
314	Landstar System, Inc.	17,911
1,600	Norfolk Southern Corp.	110,192

		128,103

Semiconductors 0.3%
2,280	Altera Corp.	76,198
1,083	Broadcom Corp. (Class A Stock)	35,143
291	Cabot Microelectronics Corp.	10,755
642	Cavium, Inc.(a)	21,468
1,056	Entegris, Inc.(a)	10,412
100	Hittite Microwave Corp.(a)	6,138
426	International Rectifier Corp.(a)	8,303
2,120	Linear Technology Corp.	77,634
750	Microsemi Corp.(a)	15,690
425	Semtech Corp.(a)	12,818
575	Skyworks Solutions, Inc.(a)	13,766
1,336	Teradyne, Inc.(a)	21,590

		309,915

Semiconductors & Semiconductor Equipment 0.5%
8,700	Intel Corp.	183,048
1,900	KLA-Tencor Corp.	104,329
325	MKS Instruments, Inc.	9,035
8,950	Texas Instruments, Inc.	296,066
504	Veeco Instruments, Inc.(a)	15,851

		608,329

Software 1.1%
125	ACI Worldwide, Inc.(a)	5,943
2,864	CA, Inc.	71,085

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	23

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Software (cont’d.)
539	Cerner Corp.(a)	$44,495
880	Check Point Software Technologies Ltd. (Israel)(a)	44,000
923	Citrix Systems, Inc.(a)	67,527
623	Compuware Corp.(a)	7,239
188	Concur Technologies, Inc.(a)	12,577
662	Cornerstone OnDemand, Inc.(a)	21,634
313	Demandware, Inc.(a)	9,950
9,775	Electronic Arts, Inc.(a)	153,761
294	Guidewire Software, Inc.(a)	9,737
1,248	MedAssets, Inc.(a)	24,398
26,720	Microsoft Corp.	733,999
1,290	PTC, Inc.(a)	29,902
897	QLIK Technologies, Inc.(a)	19,922
475	SS&C Technologies Holdings, Inc.(a)	10,749
450	Verint Systems, Inc.(a)	15,210

		1,282,128

Specialty Retail 0.5%
934	Aaron’s, Inc.	27,693
150	DSW, Inc. (Class A Stock)	10,040
771	Francesca’s Holdings Corp.(a)	21,896
225	Group 1 Automotive, Inc.	15,241
150	Lithia Motors, Inc. (Class A Stock)	6,491
12,195	Lowe’s Cos., Inc.	465,727

		547,088

Telecommunications 0.7%
4,710	CenturyLink, Inc.	190,520
398	EZchip Semiconductor Ltd. (Israel)(a)	12,254
306	IPG Photonics Corp.	20,037
1,175	Motorola Solutions, Inc.	68,608
631	NICE Systems Ltd., ADR (Israel)(a)	23,278
6,159	QUALCOMM, Inc.	406,679
132	SBA Communications Corp. (Class A Stock)(a)	9,195

		730,571

Textiles, Apparel & Luxury Goods 0.3%
5,676	NIKE, Inc. (Class B Stock)	306,788
425	Steven Madden Ltd.(a)	19,584
348	VF Corp.	51,358

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods (cont’d.)
200	Wolverine World Wide, Inc.	$8,600

		386,330

Tobacco 0.1%
2,800	Altria Group, Inc.	94,304
630	Philip Morris International, Inc.	55,541

		149,845

Trading Companies & Distributors 0.1%
1,753	United Rentals, Inc.(a)	88,737
250	WESCO International, Inc.(a)	18,232

		106,969

Transportation 0.4%
345	Bristow Group, Inc.	19,658
1,375	Expeditors International of Washington, Inc.	58,987
730	Kansas City Southern	67,970
999	Quality Distribution, Inc.(a)	7,403
2,386	Union Pacific Corp.	313,664

		467,682

Water 0.2%
5,034	Pentair Ltd. (Switzerland)	255,123

Wireless Telecommunication Services 0.2%
8,000	Vodafone Group PLC, ADR (United Kingdom)	218,560

	TOTAL COMMON STOCKS (cost $36,487,783)	46,217,308

PREFERRED STOCK 0.1%

Commercial Banks
2,254	Wells Fargo & Co., Series J, 8.00% (cost $42,992)	66,763

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	25

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
ASSET-BACKED SECURITIES 3.7%
Aaa	$ 249	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1 0.904%(b), 06/25/34	$238,430
Ca	869	JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A4 6.13%, 07/25/36	570,830
NR	EUR 24	Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A (United Kingdom) 3.00%, 04/20/17	32,261
C	85	Merrill Lynch Mortgage Investors Trust, Series 2006-RM5, Class A2A 0.264%(b), 10/25/37	20,197
Caa3	606	Series 2007-MLN1, Class A2A 0.314%(b), 03/25/37	411,495
AAA(c)	91	Plymouth Rock CLO Ltd., Series 2010-1A, Class A, 144A 1.81%(b), 02/16/19	90,595
Caa3	497	Sierra Madre Funding Ltd., (Cayman Islands)(h) Series 2004-1A, Class 1A, 144A 0.588%(b), 09/07/39	350,614
Caa3	1,181	Series 2004-1A, Class ALTB, 144A 0.608%(b), 09/07/39	831,645
Aaa	933	SLM Student Loan Trust, Series 2008-9, Class A 1.801%(b), 04/25/23	973,034
Caa3	53	Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A 0.264%(b), 11/25/36	20,191
Aaa	700	Venture CDO Ltd., Series 2007-8A, Class A2A, 144A (Cayman Islands) 0.522%(b), 07/22/21	675,902

		TOTAL ASSET-BACKED SECURITIES (cost $4,100,771)	4,215,194

CORPORATE BONDS 20.2%

Airlines 0.3%
Ba2	300	Continental Airlines, Inc., Sr. Sec’d. Notes, 144A 6.75%, 09/15/15	315,000

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Automobile Manufacturers 0.6%
A3	$ 700	Daimler Finance North America LLC, Sr. Unsec’d. Notes, 144A 0.92%(b), 03/28/14	$701,858

Building & Construction 0.4%
Ba3	600	Urbi Desarrollos Urbanos SAB de CV, Sr. Unsec’d. Notes, 144A (Mexico) 9.50%, 01/21/20	498,000

Capital Markets 2.0%
A3	AUD 1,500	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 3.561%(b), 04/12/16	1,512,646
Baa1	700	Morgan Stanley, Sr. Unsec’d. Notes 1.281%(b), 04/29/13	701,063

			2,213,709

Diversified Financial Services 3.7%
Baa1	200	AK Transneft OJSC Via TransCapitalInvest Ltd., Sr. Unsec’d. Notes (Ireland) 8.70%, 08/07/18	255,550
A3	1,500	Citigroup, Inc., Sr. Unsec’d. Notes 5.50%, 04/11/13	1,513,617
Ba1	200	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 5.625%, 09/15/15	218,886
Ba1	500	7.00%, 10/01/13	518,994
Ba3	700	International Lease Finance Corp., Sr. Sec’d. Notes, 144A 7.125%, 09/01/18	819,000
Aa3	800	JPMorgan Chase & Co., Sr. Unsec’d. Notes 4.25%, 10/15/20	875,997

			4,202,044

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	27

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Electric Utilities 0.6%
Baa1	$ 600	Ameren Illinois Co., Sr. Sec’d. Notes 6.25%, 04/01/18	$720,656

Financial—Bank & Trust 3.1%
Aa3	100	Abbey National Treasury Services PLC, Bank Gtd. Notes, 144A (United Kingdom) 3.875%, 11/10/14	103,968
Baa1	600	Banco Santander Brazil SA, Sr. Unsec’d. Notes, 144A (Brazil) 2.408%(b), 03/18/14	598,022
Baa1	800	Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)(h) 6.05%, 12/04/17	893,210
Aaa	100	ING Bank NV, Gov’t. Liquid Gtd. Notes, 144A (Netherlands) 3.90%, 03/19/14	103,856
Ba1	800	Lloyds TSB Bank PLC, Jr. Sub. Notes, 144A (United Kingdom) 12.00%(b), 12/29/49	960,808
Aa2	700	Nordea Bank AB, Sr. Unsec’d. Notes, 144A (Sweden) 4.875%, 01/14/21	812,770

			3,472,634

Financial Services 2.4%
B1	600	Ally Financial, Inc., Gtd. Notes 8.00%, 03/15/20	735,750
NR	500	Lehman Escrow Bonds,(d) Sr. Unsec’d. Notes, MTN 5.625%, 01/24/14	124,375
NR	400	6.875%, 05/02/18	100,500
Baa1	500	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN 6.875%, 04/25/18	602,313
Baa2	600	TNK-BP Finance SA, Gtd. Notes (Luxembourg) 6.625%, 03/20/17	681,000

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Financial Services (cont’d.)
Aa3	$ 400	UBS AG, Notes (Switzerland) 4.875%, 08/04/20	$456,214

			2,700,152

Healthcare Providers & Services 0.5%
Baa3	500	Cardinal Health, Inc., Sr. Unsec’d. Notes 6.00%, 06/15/17	574,943

Insurance 0.6%
Baa1	500	American International Group, Inc., Sr. Unsec’d. Notes 8.25%, 08/15/18	649,007

IT Services 0.4%
A2	500	HP Enterprise Services LLC, Sr. Unsec’d. Notes 6.00%, 08/01/13	512,136

Metals & Mining 1.7%
Ba1	600	CSN Resources SA, Gtd. Notes, 144A (Luxembourg) 6.50%, 07/21/20	660,000
Baa2	1,000	Spectra Energy Capital LLC, Gtd. Notes 6.20%, 04/15/18	1,214,353

			1,874,353

Oil, Gas & Consumable Fuels 1.3%
A2	400	BP Capital Markets PLC, Gtd. Notes (United Kingdom) 3.125%, 10/01/15	423,733
A2	300	4.50%, 10/01/20	341,449
Baa1	500	Pride International, Inc., Gtd. Notes 7.875%, 08/15/40	712,299

			1,477,481

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	29

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Pharmaceuticals 0.3%
B1	$ 300	Valeant Pharmaceuticals International, Gtd. Notes, 144A 6.75%, 08/15/21	$314,250

Tobacco 0.3%
Baa1	237	Altria Group, Inc., Gtd. Notes 9.70%, 11/10/18	327,097

Transportation 2.0%
Baa3	2,000	Con-Way, Inc., Sr. Unsec’d. Notes 7.25%, 01/15/18	2,300,340

		TOTAL CORPORATE BONDS (cost $20,527,928)	22,853,660

FOREIGN GOVERNMENT BONDS 4.6%
Aaa	EUR 1,600	Bundesschatzanweisungen, Unsec’d. Notes (Germany) 0.75%, 09/13/13	2,180,635
Aaa	CAD 200	Canadian Government, Unsec’d. Notes (Canada) 3.25%, 06/01/21	221,327
Aaa	700	Kommunalbanken A/S, Sr. Unsec’d. Notes, 144A (Norway)(h) 2.375%, 01/19/16	734,860
Aa2	CAD 400	Province of Ontario Canada, Unsec’d. Notes (Canada) 3.15%, 06/02/22	410,094
Baa3	BRL 1,300	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	931,906
BBB(c)	700	Vnesheconombank Via VEB Finance PLC, Sr. Unsec’d. Notes, 144A (Russia) 5.375%, 02/13/17	763,000

		TOTAL FOREIGN GOVERNMENT BONDS (cost $4,711,062)	5,241,822

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
MUNICIPAL BONDS 1.5%

California 0.4%
Aa3	$ 400	California State Public Works Board Lease, Revenue Bonds 7.804%, 03/01/35	$464,144

Illinois 0.6%
Aa3	200	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	241,976
Aa3	300	Chicago Transit Authority, Series B, Revenue Bonds 6.899%, 12/01/40	362,964

			604,940

New York 0.2%
AAA(c)	100	New York State Thruway Authority, Revenue Bonds 5.00%, 03/15/27	120,485
AAA(c)	100	5.00%, 03/15/26	121,249

			241,734

Texas 0.3%
AAA(c)	300	Dallas County Hospital District, Series B, General Obligation Ltd. 6.171%, 08/15/34	354,927

		TOTAL MUNICIPAL BONDS (cost $1,435,965)	1,665,745

RESIDENTIAL MORTGAGE-BACKED SECURITIES 4.5%
Ca	259	American Home Mortgage Assets, Series 2006-1, Class 2A1 0.394%(b), 05/25/46	179,841
D(c)	114	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1 3.10%(b), 05/25/47	92,047
Caa1	144	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2 2.883%(b), 05/25/35	140,296

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	31

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
		Bear Stearns ALT-A Trust (cont’d.)
Caa3	$ 1,334	Series 2006-2, Class 21A1 3.021%(b), 03/25/36	$888,799
A2	EUR 500	Berica ABS SRL, Series 2011-1, Class A1 (Italy) 0.485%(b), 12/30/55	657,672
Ca	247	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A 0.415%(b), 07/20/46	129,691
Aaa	11	Fannie Mae, Series 1992-146, Class PZ 8.00%, 08/25/22	12,475
Aaa	370	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 1.54%(b), 07/25/44	378,637
Aaa	24	Freddie Mac, Series 41, Class F 10.00%, 05/15/20	24,974
Aaa	160	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.661%(b), 09/25/35	164,674
C	780	Series 2006-OA1, Class 2A2 0.464%(b), 08/25/46	212,830
Caa1	556	Homebanc Mortgage Trust, Series 2006-1, Class 4A1 5.594%(b), 04/25/37	461,966
D(c)	474	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 4A1 3.655%(b), 03/25/36	371,405
Aaa	200	Permanent Master Issuer PLC, (United Kingdom) Series 2011-1A, Class 1A1, 144A(h) 1.704%(b), 07/15/42	202,193
Aaa	500	Series 2011-1A, Class 1A3, 144A 1.495%(b), 07/15/42	685,687
NR	93	Vendee Mortgage Trust, Series 2000-1, Class 1A 6.623%(b), 01/15/30	110,625
Caa1	254	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15, Class 2A 2.511%(b), 11/25/46	232,716

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
		Washington Mutual Mortgage Pass-Through Certificates (cont’d.)
Caa3	$ 259	Series 2007-OA2, Class 1A 0.872%(b), 03/25/47	$189,364

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,154,617)	5,135,892

U.S. GOVERNMENT AGENCY OBLIGATIONS 12.3%
	6	Federal Home Loan Mortgage Corp. 2.355%(b), 08/01/23	6,049
	161	2.844%(b), 03/01/36	170,851
	64	5.50%, 01/01/38	69,425
	3,960	Federal National Mortgage Assoc. 2.50%, 10/01/27	4,105,246
	279	2.546%(b), 06/01/35	297,074
	1,810	3.50%, 09/01/26	1,915,712
	31	3.877%(b), 05/01/36	33,012
	1,000	4.00%, TBA	1,067,344
	745	4.50%, 03/01/24 - 07/01/25	803,837
	17	5.00%, 06/01/23	18,180
	124	5.50%, 12/01/36	134,344
	4	Government National Mortgage Assoc. 1.75%(b), 09/20/22	4,128
	5,000	3.00%, TBA	5,217,188
	21	4.50%, 08/15/33 - 09/15/33	23,196
	35	7.50%, 01/01/32	36,422
	34	8.50%, 02/20/30 - 06/15/30	41,536

		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $14,015,964)	13,943,544

U.S. TREASURY OBLIGATIONS 14.2%
	500	U.S. Treasury Bonds 1.625%, 11/15/22	484,062
	600	1.75%, 05/15/22	593,063
	400	2.00%, 02/15/22	405,656
	3,200	2.00%, 11/15/21(e)	3,257,750
	3,600	2.125%, 08/15/21	3,714,750
	500	2.75%, 11/15/42	459,688
	100	3.125%, 02/15/42(e)	99,844
	100	3.75%, 08/15/41	112,453

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	33

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)
U.S. TREASURY OBLIGATIONS (Continued)
	U.S. Treasury Bonds (cont’d.)
$100	4.375%, 02/15/38	$124,609
100	7.50%, 11/15/24	155,609
36	8.125%, 05/15/21	54,326
2,900	U.S. Treasury Inflationary Indexed Bonds, TIPS 0.125%, 04/15/17 - 01/15/23	3,176,954
200	2.125%, 02/15/41	302,108
100	2.375%, 01/15/25	163,152
300	2.50%, 01/15/29	451,791
100	U.S. Treasury Notes 0.875%, 02/28/17	100,844
100	1.00%, 01/15/14	100,789
700	2.125%, 12/31/15	734,782
100	2.375%, 05/31/18	107,383
1,338	2.625%, 08/15/20 - 11/15/20	1,443,749

	TOTAL U.S. TREASURY OBLIGATIONS (cost $15,864,281)	16,043,362

	TOTAL LONG-TERM INVESTMENTS (cost $102,341,363)	115,383,290

Shares
SHORT-TERM INVESTMENTS 4.4%

AFFILIATED MONEY MARKET MUTUAL FUND 3.8%
4,296,621	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $4,296,621)(f)	4,296,621

Principal Amount (000)#
CERTIFICATE OF DEPOSIT(g) 0.6%
$700	Banco do Brasil New York, (Brazil) 1.97%, 06/28/13 (cost $694,479)	698,842

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Notional Amount (000)#	Description	Counterparty	Value (Note 1)
OPTION PURCHASED(a)

Call Option
$200	Currency Option USD vs CNY expiring 05/16/13, @ FX Rate 6.51 (cost $1,035)	JPMorgan Chase	$7

	TOTAL SHORT-TERM INVESTMENTS (cost $4,992,135)		4,995,470

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 106.4% (cost $107,333,498; Note 5)		120,378,760

OPTIONS WRITTEN(a)

Call Options
500	Interest Rate Swap Options, Pay a fixed rate of 0.85% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Goldman Sachs & Co.	(181)
1,200	Pay a fixed rate of 0.85% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Morgan Stanley	(439)
200	Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Bank of America	(3,349)
3,000	Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	(50,243)
100	Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group	(449)
400	Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley	(1,796)

			(56,457)

Put Options
500	Interest Rate Swap Options, Receive a fixed rate of 1.25% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Goldman Sachs & Co.	(765)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	35

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Notional Amount (000)#	Description	Counterparty	Value (Note 1)
OPTIONS WRITTEN (Continued)

Put Options (cont’d.)
	Interest Rate Swap Options (cont’d.)
$ 1,200	Receive a fixed rate of 1.25% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Morgan Stanley	$(1,846)
200	Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Bank of America	(139)
3,000	Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	(2,081)
300	Receive a fixed rate of 1.30% and pay a floating rate based on 3-month LIBOR, expiring 04/29/13	Bank of America	(858)
300	Receive a fixed rate of 1.30% and pay a floating rate based on 3-month LIBOR, expiring 04/29/13	Deutsche Bank	(852)
400	Receive a fixed rate of 1.30% and pay a floating rate based on 3-month LIBOR, expiring 04/29/13	JPMorgan Chase	(1,136)
EUR 1,300	Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Bank of America	(2,771)
EUR 600	Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Credit Suisse First Boston Corp.	(1,279)
EUR 1,000	Receive a fixed rate of 1.70% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Barclays Capital Group	(5,095)
EUR 600	Receive a fixed rate of 1.70% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Deutsche Bank	(3,057)
100	Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group	(761)

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Notional Amount (000)#	Description	Counterparty	Value (Note 1)
OPTIONS WRITTEN (Continued)

Put Options (cont’d.)
	Interest Rate Swap Options (cont’d.)
$400	Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley	$(3,043)

			(23,683)

	TOTAL OPTIONS WRITTEN (premiums received $124,033)		(80,140)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 106.4% (cost $107,209,465; Note 5)		120,298,620
	Liabilities in excess of other assets(i) (6.4%)		(7,196,674)

	NET ASSETS 100%		$113,101,946

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CDO—Collaterlized Debt Obligation

CLO—Collateralized Loan Obligations

Euribor—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

SLM—Student Loan Mortgage

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

NOK—Norwegian Krone

USD—United States Dollar

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	37

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

†	The ratings reflected are as of January 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2013.
(c)	Standard & Poor’s rating.
(d)	Represents issuer in default on interest payments. Non-income producing security.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(g)	Rates shown are the effective yields at purchase date.
(h)	Indicates a security or securities that have been deemed illiquid.
(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at January 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2013	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
3	90 Day Euro Euribor	Sep. 2014	$1,010,553	$1,010,401	$(152)
24	90 Day Euro Euribor	Dec. 2014	8,091,437	8,077,095	(14,342)

					(14,494)

	Short Positions:
35	5 Year Interest Rate Swap	Mar. 2013	3,507,109	3,486,875	20,234
34	5 Year U.S. Treasury Notes	Mar. 2013	4,236,719	4,206,969	29,750
5	10 Year U.S. Treasury Notes	Mar. 2013	665,313	656,406	8,907
2	Euro-OAT	Mar. 2013	367,445	362,938	4,507

					63,398

					$48,904

(1)	Cash of $38,000 and U.S. Treasury Securities with a market value of $122,749 has been segregated to cover requirements for open futures contracts at January 31, 2013.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Forward foreign currency exchange contracts outstanding at January 31, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 02/04/13	UBS Securities	BRL	2,025	$986,583	$1,016,467	$29,884
Expiring 04/02/13	Goldman Sachs & Co.	BRL	164	80,000	81,598	1,598
Expiring 04/02/13	UBS Securities	BRL	162	79,000	80,566	1,566
Chinese Yuan,
Expiring 02/01/13	Barclays Capital Group	CNY	13,295	2,108,628	2,137,765	29,137
Expiring 02/01/13	Barclays Capital Group	CNY	102	16,180	16,347	167
Expiring 02/01/13	Deutsche Bank	CNY	291	46,248	46,798	550
Expiring 02/01/13	Deutsche Bank	CNY	27	4,186	4,266	80
Expiring 02/01/13	Goldman Sachs & Co.	CNY	797	127,000	128,101	1,101
Expiring 02/01/13	JPMorgan Chase	CNY	880	138,076	141,460	3,384
Expiring 02/01/13	JPMorgan Chase	CNY	718	114,373	115,475	1,102
Expiring 08/05/13	Deutsche Bank	CNY	743	118,602	118,495	(107)
Euro,
Expiring 02/04/13	UBS Securities	EUR	1,575	2,117,115	2,138,570	21,455
Expiring 10/11/13	JPMorgan Chase	EUR	864	1,124,496	1,174,298	49,802
Mexican Peso,
Expiring 04/03/13	JPMorgan Chase	MXN	8,489	649,552	663,566	14,014
Norwegian Krone,
Expiring 02/14/13	Hong Kong & Shanghai Bank	NOK	1,905	329,733	348,533	18,800

				$8,039,772	$8,212,305	$172,533

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 03/14/13	Deutsche Bank	AUD	2,153	$2,240,227	$2,238,318	$1,909
Brazilian Real,
Expiring 02/04/13	Hong Kong & Shanghai Bank	BRL	2,025	980,896	1,016,467	(35,571)
Expiring 04/02/13	UBS Securities	BRL	2,025	979,330	1,009,638	(30,308)
British Pound,
Expiring 03/12/13	JPMorgan Chase	GBP	291	466,050	461,426	4,624
Canadian Dollar,
Expiring 03/21/13	Citigroup Global Markets	CAD	615	622,447	615,966	6,481

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	39

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan,
Expiring 02/01/13	Hong Kong & Shanghai Bank	CNY	11,470	$1,803,406	$1,844,274	$(40,868)
Expiring 02/01/13	Hong Kong & Shanghai Bank	CNY	256	40,000	41,138	(1,138)
Expiring 02/01/13	Royal Bank of Canada	CNY	2,173	340,000	349,345	(9,345)
Expiring 02/01/13	UBS Securities	CNY	2,211	346,000	355,454	(9,454)
Euro,
Expiring 02/04/13	Citigroup Global Markets	EUR	1,575	2,062,021	2,138,570	(76,549)
Expiring 03/04/13	UBS Securities	EUR	1,575	2,117,501	2,138,908	(21,407)
Expiring 09/13/13	JPMorgan Chase	EUR	1,600	1,971,600	2,174,477	(202,877)
Expiring 10/11/13	JPMorgan Chase	EUR	756	932,564	1,027,511	(94,947)
Expiring 10/11/13	JPMorgan Chase	EUR	108	130,996	146,787	(15,791)
Japanese Yen,
Expiring 04/17/13	Barclays Capital Group	JPY	3,685	41,399	40,319	1,080
Expiring 04/17/13	UBS Securities	JPY	3,686	41,345	40,330	1,015

				$15,115,782	$15,638,928	$(523,146)

Interest rate swap agreements outstanding at January 31, 2013:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
	Over-the-counter swap agreements:
AUD	1,200	03/15/18	3.750%	6 month Australian Bank Bill rate(1)	$15,081	$1,228	$13,853	Deutsche Bank
AUD	800	03/15/23	4.000%	6 month Australian Bank Bill rate(1)	(1,295)	(5,017)	3,722	Goldman Sachs & Co.
AUD	600	03/15/18	3.750%	6 month Australian Bank Bill rate(1)	7,540	1,148	6,392	Goldman Sachs & Co.
AUD	400	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	39,280	(1,321)	40,601	Barclays Bank PLC
AUD	200	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	19,640	(594)	20,234	Deutsche Bank
BRL	3,900	01/02/15	7.550%	Brazilian overnight interbank lending rate(1)	(9,327)	(9,596)	269	Goldman Sachs & Co.
BRL	2,900	01/02/15	9.890%	Brazilian overnight interbank lending rate(1)	63,042	—	63,042	Bank of America Securities LLC

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
	Over-the-counter swap agreements (cont’d.):
BRL	2,300	01/02/14	8.250%	Brazilian overnight interbank lending rate(1)	$14,768	$8,688	$6,080	JPMorgan Chase
BRL	2,100	01/02/14	11.990%	Brazilian overnight interbank lending rate(1)	88,312	179	88,133	Barclays Bank PLC
BRL	1,900	01/02/15	9.930%	Brazilian overnight interbank lending rate(1)	42,111	360	41,751	UBS AG
BRL	1,500	01/02/15	9.940%	Brazilian overnight interbank lending rate(1)	33,410	—	33,410	Goldman Sachs & Co.
BRL	1,200	01/02/14	7.790%	Brazilian overnight interbank lending rate(1)	4,225	1,178	3,047	Morgan Stanley & Co.
BRL	900	01/02/15	8.630%	Brazilian overnight interbank lending rate(1)	7,741	6,421	1,320	Morgan Stanley & Co.
BRL	300	01/02/14	10.580%	Brazilian overnight interbank lending rate(1)	6,676	(705)	7,381	Morgan Stanley & Co.
BRL	200	01/02/15	9.930%	Brazilian overnight interbank lending rate(1)	4,434	37	4,397	Morgan Stanley & Co.
BRL	100	01/02/14	7.420%	Brazilian overnight interbank lending rate(1)	(207)	(208)	1	Bank of America Securities LLC
MXN	8,400	03/05/13	6.500%	28 day Mexican interbank rate(1)	3,981	(37)	4,018	Morgan Stanley & Co.
MXN	7,300	06/02/21	7.500%	28 day Mexican interbank rate(1)	79,875	21,191	58,684	UBS AG

					$419,287	$22,952	$396,335

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	41

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at January 31, 2013	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
	$400	06/19/23	2.000%	3 month LIBOR(1)	$6,939	$6,545	$394
AUD	700	03/15/23	3.750%	6 month Australian Bank Bill rate(1)	(14,504)	(4,594)	(9,910)
EUR	1,200	03/21/17	2.000%	6 month Euribor(1)	78,972	(7,203)	86,175
EUR	200	03/20/13	1.750%	6 month Euribor(1)	4,807	3,843	964

					$76,214	$(1,409)	$77,623

(1)	Fund pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at January 31, 2013:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection (1):
Dow Jones CDX IG5 10Y Index	12/20/15	0.460%	$1,500	$(19,850)	$—	$(19,850)	Morgan Stanley & Co.
Dow Jones CDX IG5 10Y Index	12/20/15	0.460%	470	(6,290)	—	(6,290)	Morgan Stanley & Co.

				$(26,140)	$—	$(26,140)

The Fund entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

See Notes to Financial Statements.

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Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps—Buy Protection (2):
Cardinal Health Inc.,	06/20/17	0.560%	$500	$(2,923)	$—	$(2,923)	UBS AG
Con-way, Inc.,	03/20/18	1.830%	2,000	42,303	—	42,303	Bank of America Securities LLC
Dow Jones CDX HY15 5Y Index	12/20/15	5.000%	768	(58,029)	(16,049)	(41,980)	Citigroup, Inc.
Dow Jones iTraxx 17	06/20/17	1.000%	100	213	1,395	(1,182)	JPMorgan Chase
Embarq Corp.	03/20/14	1.250%	400	(4,677)	—	(4,677)	Deutsche Bank
Embarq Corp.	06/20/13	1.000%	200	(788)	(367)	(421)	Barclays Bank PLC
Embarq Corp.	03/20/14	1.270%	200	(2,389)	—	(2,389)	Deutsche Bank
Embarq Corp.	03/20/14	1.430%	100	(1,389)	—	(1,389)	Deutsche Bank
Spectra Energy Capital	06/20/18	0.840%	1,000	16,342	—	16,342	Deutsche Bank
Vertical CDO, Ltd.	02/09/46	2.200%	600	552,232	—	552,232	Citigroup, Inc.

				$540,895	$(15,021)	$555,916

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at January 31, 2013	Value at Trade Date	Unrealized Depreciation
Exchange-traded credit default swaps—Buy Protection(2):
Dow Jones CDX IG09 10Y Index	12/20/17	0.800%	4,453	$71,443	$198,344	$(126,901)
Dow Jones CDX IG10 10Y Index	06/20/18	1.500%	10,454	(173,929)	94,242	(268,171)
Dow Jones CDX IG10 5Y Index	06/20/13	1.550%	6,195	(35,838)	(28,645)	(7,193)
Dow Jones CDX IG14 5Y Index	06/20/15	1.000%	2,100	(31,812)	9,434	(41,246)

				$(170,136)	$273,375	$(443,511)

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	43

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$46,217,308	$—	$—
Preferred Stock	66,763	—	—
Asset-Backed Securities	—	3,000,674	1,214,520
Corporate Bonds	—	22,853,660	—
Foreign Government Bonds	—	5,241,822	—
Municipal Bonds	—	1,665,745	—
Residential Mortgage-Backed Securities	—	5,135,892	—
U.S. Government Agency Obligations	—	13,943,544	—
U.S. Treasury Obligations	—	16,043,362	—
Certificate of Deposit	—	698,842	—
Option Purchased	—	7	—
Affiliated Money Market Mutual Fund	4,296,621	—	—
Options Written	—	(80,140)	—

See Notes to Financial Statements.

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	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures	$48,904	$—	$—
Forward foreign currency exchange contracts	—	(350,613)	—
Interest rate swap agreements	77,623	396,335	—
Credit default swap agreements	(443,511)	(22,456)	552,232

Total	$50,263,708	$68,526,674	$1,766,752

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Credit Default Swap Agreements
Balance as of 7/31/12	$1,339,864	$552,130
Accrued discounts/premiums	(191,916)	—
Realized gain (loss)	36,354	—
Change in unrealized appreciation (depreciation)**	30,218	102
Purchases	—	—
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 1/31/13	$1,214,520	$552,232

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $30,320 was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation model.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	45

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2013 were as follows:

U.S. Treasury Obligations	14.2%
U.S. Government Agency Obligations	12.3
Diversified Financial Services	5.7
Foreign Government Bonds	4.6
Residential Mortgage-Backed Securities	4.5
Oil, Gas & Consumable Fuels	4.0
Affiliated Money Market Mutual Fund	3.8
Asset-Backed Securities	3.7
Pharmaceuticals	3.1
Financial—Bank & Trust	3.1
Transportation	2.4
Financial Services	2.4
Metals & Mining	2.4
Retail & Merchandising	2.3
Insurance	2.3
Capital Markets	2.2
Media	1.8
Commercial Banks	1.6
Municipal Bonds	1.5
Biotechnology	1.4
Chemicals	1.2
Electric Utilities	1.1
Software	1.1
Computers & Peripherals	1.0
Computer Services & Software	1.0
Aerospace & Defense	0.9
Healthcare Providers & Services	0.8
Energy Equipment & Services	0.8
Commercial Services	0.8
Manufacturing	0.7
Hotels & Motels	0.7
Real Estate Investment Trusts	0.7
Telecommunications	0.7
Food & Staples Retailing	0.7
Internet Software & Services	0.6
Automobile Manufacturers	0.6
Machinery	0.6
Certificate of Deposit	0.6
Semiconductors & Semiconductor Equipment	0.5
Internet & Catalog Retail	0.5
Specialty Retail	0.5
Healthcare Products	0.5
IT Services	0.4
Building & Construction	0.4
Consumer Finance	0.4
Tobacco	0.4
Hotels, Restaurants & Leisure	0.4%
Farming & Agriculture	0.4
Electronic Components	0.4
Beverages	0.4
Internet Services	0.4
Healthcare Services	0.3
Textiles, Apparel & Luxury Goods	0.3
Multi-Line Retail	0.3
Healthcare Equipment & Supplies	0.3
Airlines	0.3
Food Products	0.3
Auto Components	0.3
Electronic Equipment & Instruments	0.3
Semiconductors	0.3
Distribution/Wholesale	0.3
Water	0.2
Industrial Conglomerates	0.2
Wireless Telecommunication Services	0.2
Office Electronics	0.2
Diversified Telecommunication Services	0.2
Household Products	0.2
Pipelines	0.2
Communications Equipment	0.2
Consumer Products & Services	0.2
Paper & Forest Products	0.2
Life Sciences Tools & Services	0.2
Business Services	0.2
Multi-Utilities	0.2
Diversified Consumer Services	0.1
Leisure Equipment & Products	0.1
Road & Rail	0.1
Independent Power Production	0.1
Trading Companies & Distributors	0.1
Hand/Machine Tools	0.1
Entertainment & Leisure	0.1
Foods	0.1
Professional Services	0.1
Construction	0.1
Electronic Components & Equipment	0.1
Engineering/Construction	0.1
Diversified Operations	0.1

106.4
Options Written	— *
Liabilities in excess of other assets	(6.4)

100.0%

*	Less than 0.1%

See Notes to Financial Statements.

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The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Payable to broker-variation margin	$150,931	*	Payable to broker-variation margin	$24,404	*
Interest rate contracts	Premiums paid for swap agreements	40,430		Premiums received for swap agreements	17,478
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	396,335		Options written, at value	80,140
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	187,749		Unrealized depreciation on foreign currency exchange contracts	538,362
Foreign exchange contracts	Unaffiliated investments	7		—	—
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	610,877		Unrealized depreciation on over-the-counter swap agreements	81,101
Credit contracts	Premiums paid for swap agreements	1,395		Premiums received for swap agreements	16,416
Credit contracts	—	—		Payable to broker-variation margin	443,511	*

Total		$1,387,724			$1,201,412

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	47

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$(56,407)	$117,253	$—	$60,846
Foreign exchange contracts	—	—	(198,994)	(198,994)
Credit contracts	—	(200,977)	—	(200,977)

Total	$(56,407)	$(83,724)	$(198,994)	$(339,125)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$85,645	$32,370	$(46,744)	$—	$71,271
Foreign exchange contracts	(878)	—	—	—	(214,042)	(214,920)
Credit contracts	—	—	—	(144,468)	—	(144,468)

Total	$(878)	$85,645	$32,370	$(191,212)	$(214,042)	$(288,117)

For the six months ended January 31, 2013, the Fund’s average volume of derivative activities are as follows:

Purchased Options(1)	Written Options(2)	Futures Contracts— Long Positions(3)	Futures Contracts— Short Positions(3)	Forward Foreign Currency Exchange Purchase Contracts(4)	Forward Foreign Currency Exchange Sale Contracts(5)	Interest Rate Swap Agreements(6)	Credit Default Swap Agreements— Buy Protection(6)	Credit Default Swap Agreements— Sell Protection(6)
$1,035	$107,664	$3,033,997	$5,977,855	$7,294,689	$14,746,024	$16,773,876	$31,003,733	$1,970,000

(1)	Cost.
(2)	Premium Received.
(3)	Value at Trade Date.
(4)	Value at Settlement Date Payable.
(5)	Value at Settlement Date Receivable.
(6)	Notional Amount.

See Notes to Financial Statements.

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PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • JANUARY 31, 2013

Target Conservative Allocation Fund

Statement of Assets and Liabilities

as of January 31, 2013 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $103,036,877)	$116,082,139
Affiliated Investments (cost $4,296,621)	4,296,621
Cash	9,587
Foreign currency, at value (cost $49,043)	50,017
Deposit with broker	76,000
Receivable for investments sold	3,778,888
Unrealized appreciation on over-the-counter swap agreements	1,007,212
Dividends and interest receivable	517,405
Unrealized appreciation on foreign currency exchange contracts	187,749
Premiums paid for swap agreements	41,825
Receivable for Fund shares sold	28,693
Tax reclaim receivable	1,399
Prepaid expenses	1,179

Total assets	126,078,714

Liabilities
Payable for investments purchased	10,803,717
Payable to broker	975,000
Unrealized depreciation on foreign currency exchange contracts	538,362
Accrued expenses and other liabilities	203,958
Payable for Fund shares reacquired	143,611
Unrealized depreciation on over-the-counter swap agreements	81,101
Options written (premiums received $124,033)	80,140
Management fee payable	72,019
Distribution fee payable	38,886
Premiums received for swap agreements	33,894
Deferred trustees’ fees	3,354
Payable to broker-variation margin	2,726

Total liabilities	12,976,768

Net Assets	$113,101,946

Net assets were comprised of:
Shares of beneficial interest, at par	$10,212
Paid-in capital, in excess of par	101,193,414

101,203,626
Undistributed net investment income	447,432
Accumulated net realized loss on investment and foreign currency transactions	(1,898,875)
Net unrealized appreciation on investments and foreign currencies	13,349,763

Net assets, January 31, 2013	$113,101,946

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share, ($85,277,624 ÷ 7,681,934 shares of common stock issued and outstanding)	$11.10
Maximum sales charge (5.5% of offering price)	.65

Maximum offering price to public	$11.75

Class B:
Net asset value, offering price and redemption price per share, ($7,065,896 ÷ 643,694 shares of common stock issued and outstanding)	$10.98

Class C:
Net asset value, offering price and redemption price per share, ($17,219,084 ÷ 1,569,057 shares of common stock issued and outstanding)	$10.97

Class R:
Net asset value, offering price and redemption price per share, ($156,521 ÷ 14,118 shares of common stock issued and outstanding)	$11.09

Class X:
Net asset value, offering price and redemption price per share, ($77,057 ÷ 7,020 shares of common stock issued and outstanding)	$10.98

Class Z:
Net asset value, offering price and redemption price per share, ($3,305,764 ÷ 296,429 shares of common stock issued and outstanding)	$11.15

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	51

Statement of Operations

Six Months Ended January 31, 2013 (Unaudited)

Net Income
Income
Interest income	$1,155,662
Unaffiliated dividend income (net of foreign withholding taxes $4,429)	517,862
Affiliated dividend income	3,604

1,677,128

Expenses
Management fee	429,695
Distribution fee—Class A	107,507
Distribution fee—Class B	37,323
Distribution fee—Class C	86,868
Distribution fee—Class R	576
Distribution fee—Class X	432
Custodian’s fees and expenses	105,000
Transfer agent’s fees and expenses (including affiliated expense of $20,000)	76,000
Registration fees	43,000
Audit fee	34,000
Reports to shareholders	23,000
Legal fee	12,000
Trustees’ fees	6,000
Insurance expense	1,000
Miscellaneous	9,992

Total expenses	972,393

Net investment income	704,735

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	3,603,982
Foreign currency transactions	(128,067)
Futures transactions	(56,407)
Swap agreement transactions	(83,724)
Short sale transactions	(1,785)

3,333,999

Net change in unrealized appreciation (depreciation) on:
Investments	1,838,777
Options written	32,370
Foreign currencies	(213,656)
Futures	85,645
Swaps	(191,212)

1,551,924

Net gain on investments	4,885,923

Net Increase In Net Assets Resulting From Operations	$5,590,658

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2013	Year Ended July 31, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$704,735	$1,724,286
Net realized gain on investment and foreign currency transactions	3,333,999	6,092,802
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,551,924	(1,818,079)

Net increase in net assets resulting from operations	5,590,658	5,999,009

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	(1,063,150)	(1,357,601)
Class B	(38,679)	(103,939)
Class C	(95,255)	(165,496)
Class M	—	(182)
Class R	(2,478)	(2,943)
Class X	(448)	(1,007)
Class Z	(48,212)	(93,184)

	(1,248,222)	(1,724,352)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	2,503,988	8,889,416
Net asset value of shares issued in reinvestment of dividends and distributions	1,212,211	1,655,544
Cost of shares reacquired	(10,512,240)	(23,464,188)

Net decrease in net assets resulting from Fund share transactions	(6,796,041)	(12,919,228)

Total decrease	(2,453,605)	(8,644,571)

Net Assets
Beginning of period	115,555,551	124,200,122

End of period(a)	$113,101,946	$115,555,551

(a) Includes undistributed net income of:	$447,432	$990,919

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	53

Notes to Financial Statement

(Unaudited)

Target Asset Allocation Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end, diversified management investment company presently consisting of three portfolios: Target Moderate Allocation Fund, Target Conservative Allocation Fund (the “Fund”) and Target Growth Allocation Fund. These financial statements relate only to Target Conservative Allocation Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The Fund uses investment managers (“Subadvisors”), each managing a portion of the Fund’s assets. The following lists the Subadvisors and their respective segment during the six months ended January 31, 2013.

Fund Segment	Subadvisors
Large-cap value stocks	Epoch Investment Partners, Inc. Hotchkis and Wiley Capital Management, LLC NFJ Investment Group LLC

Large-cap growth stocks	Marsico Capital Management, LLC* Massachusetts Financial Services Company

Core fixed income bonds	Pacific Investment Management Company LLC

Small-cap value stocks	EARNEST Partners, LLC Vaughan Nelson Investment Management, L.P.

Small-cap growth stocks	Eagle Asset Management, Inc.

*	Effective on or about April 11, 2013, Marsico Capital Management, LLC will no longer serve as a subadviser for the Target Conservative Allocation Fund.

The investment objective of the Fund is to seek to provide current income and a reasonable level of capital appreciation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees has delegated fair valuation responsibilities to Prudential Investment LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation

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Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Fund’s Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Target Asset Allocation Funds/Target Conservative Allocation Fund	55

Notes to Financial Statement

(Unaudited) continued

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, and cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

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When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end

Target Asset Allocation Funds/Target Conservative Allocation Fund	57

Notes to Financial Statement

(Unaudited) continued

exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the

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ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense.

A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates and foreign currency exchange rates, with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund also used purchased options to gain exposure to certain securities and foreign currencies. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on at a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Fund, as writer of an option, may have no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Fund writes an option on a swap contract, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a

Target Asset Allocation Funds/Target Conservative Allocation Fund	59

Notes to Financial Statement

(Unaudited) continued

swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps, is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

With exchange-traded futures and option contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options against default.

Swap Agreements: The Fund entered into credit default and interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC Traded”) or through a central clearing facility, such as a

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registered commodities exchange (“Exchange Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Upon entering into an exchange traded swap, the Fund pledges with the clearing broker an initial margin and thereafter, pays or receives an amount, known as “variation margin”, based on daily changes in valuation of swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into credit default swaps to provide a measure of protection against defaults of the issuers. The Fund used credit default swaps on credit

Target Asset Allocation Funds/Target Conservative Allocation Fund	61

Notes to Financial Statement

(Unaudited) continued

indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of

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the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of January 31, 2013, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy on the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Target Asset Allocation Funds/Target Conservative Allocation Fund	63

Notes to Financial Statement

(Unaudited) continued

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to its respective class), unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisers’ performance of all investment advisory services. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses. The management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of average daily net assets up to $500 million, .70% of average daily net assets for the next $500 million and ..65% of average daily net assets in excess of $1 billion. The effective management fee rate was .75% for the six months ended January 31, 2013.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. In addition, the Fund has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, serves as co-distributor of the Class X shares of the Fund. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class X shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS or PAD. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS and PAD, as applicable, for distribution related activities at an annual rate of up to .30%, 1%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, R and X shares, respectively. PIMS has contractually agreed through November 30, 2013 to limit such expenses to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Fund that it has received $12,653 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2013. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended January 31, 2013, it has received $7,361 and $288 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C, respectively.

Target Asset Allocation Funds/Target Conservative Allocation Fund	65

Notes to Financial Statement

(Unaudited) continued

PIMS and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. Government investments, for the six months ended January 31, 2013, aggregated $121,825,349 and $129,010,247, respectively.

Transactions in options written during the six months ended January 31, 2013, were as follows:

	Notional Amount (000)	Premium Received
Options outstanding at July 31, 2012	6,400	$99,480
Written options	8,900	24,553
Expired options	—	—
Closed options	—	—

Options outstanding at January 31, 2013	15,300	$124,033

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Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$109,330,509	$12,389,858	$(1,341,607)	$11,048,251

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and straddles as of the most recent fiscal year end.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended July 31, 2012 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before July 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $4,868,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended July 31, 2012. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of July 31, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2018	$3,368,000

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Target Asset Allocation Funds/Target Conservative Allocation Fund	67

Notes to Financial Statement

(Unaudited) continued

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a monthly basis approximately ten years after purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. As of January 31, 2013, Prudential owned 252 shares of Class R shares.

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2013:
Shares sold	126,695	$1,384,319
Shares issued in reinvestment of dividends and distributions	95,018	1,036,663
Shares reacquired	(698,660)	(7,607,511)

Net increase (decrease) in shares outstanding before conversion	(476,947)	(5,186,529)
Shares issued upon conversion from Class B and Class X	83,466	916,550

Net increase (decrease) in shares outstanding	(393,481)	$(4,269,979)

Year ended July 31, 2012:
Shares sold	487,472	$4,979,379
Shares issued in reinvestment of dividends and distributions	134,861	1,324,337
Shares reacquired	(1,516,392)	(15,496,481)

Net increase (decrease) in shares outstanding before conversion	(894,059)	(9,192,765)
Shares issued upon conversion from Class B, Class M, and Class X	548,362	5,636,575
Shares reacquired upon conversion into Class Z	(1,834)	(19,133)

Net increase (decrease) in shares outstanding	(347,531)	$(3,575,323)

Class B
Six months ended January 31, 2013:
Shares sold	29,552	$318,687
Shares issued in reinvestment of dividends and distributions	3,481	37,598
Shares reacquired	(51,708)	(555,572)

Net increase (decrease) in shares outstanding before conversion	(18,675)	(199,287)
Shares reaquired upon conversion into Class A	(83,035)	(897,010)

Net increase (decrease) in shares outstanding	(101,710)	$(1,096,297)

Year ended July 31, 2012:
Shares sold	80,688	$818,127
Shares issued in reinvestment of dividends and distributions	10,392	101,111
Shares reacquired	(176,111)	(1,783,579)

Net increase (decrease) in shares outstanding before conversion	(85,031)	(864,341)
Shares reaquired upon conversion into Class A	(547,710)	(5,553,225)

Net increase (decrease) in shares outstanding	(632,741)	$(6,417,566)

Target Asset Allocation Funds/Target Conservative Allocation Fund	69

Notes to Financial Statement

(Unaudited) continued

Class C	Shares	Amount
Six months ended January 31, 2013:
Shares sold	44,891	$484,195
Shares issued in reinvestment of dividends and distributions	8,437	91,029
Shares reacquired	(126,818)	(1,365,221)

Net increase (decrease) in shares outstanding	(73,490)	$(789,997)

Year ended July 31, 2012:
Shares sold	106,450	$1,071,197
Shares issued in reinvestment of dividends and distributions	16,158	157,216
Shares reacquired	(364,417)	(3,668,039)

Net increase (decrease) in shares outstanding	(241,809)	$(2,439,626)

Class M
Period ended April 13, 2012*:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	19	182
Shares reacquired	(748)	(7,320)

Net increase (decrease) in shares outstanding before conversion	(729)	(7,138)
Shares reaquired upon conversion into Class A	(4,157)	(41,636)

Net increase (decrease) in shares outstanding	(4,886)	$(48,774)

Class R
Six months ended January 31, 2013:
Shares sold	1,418	$15,526
Shares issued in reinvestment of dividends and distributions	227	2,478
Shares reacquired	(9,198)	(100,897)

Net increase (decrease) in shares outstanding	(7,553)	$(82,893)

Year ended July 31, 2012:
Shares sold	2,115	$21,927
Shares issued in reinvestment of dividends and distributions	300	2,943
Shares reacquired	(3,361)	(33,377)

Net increase (decrease) in shares outstanding	(946)	$(8,507)

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Class X	Shares	Amount
Six months ended January 31, 2013:
Shares sold	824	$8,955
Shares issued in reinvestment of dividends and distributions	42	448
Shares reacquired	(843)	(9,052)

Net increase (decrease) in shares outstanding before conversion	23	351
Shares reaquired upon conversion into Class A	(1,812)	(19,540)

Net increase (decrease) in shares outstanding	(1,789)	$(19,189)

Year ended July 31, 2012:
Shares sold	3,223	$31,683
Shares issued in reinvestment of dividends and distributions	103	1,007
Shares reacquired	(2,484)	(23,726)

Net increase (decrease) in shares outstanding before conversion	842	8,964
Shares reaquired upon conversion into Class A	(4,149)	(41,714)

Net increase (decrease) in shares outstanding	(3,307)	$(32,750)

Class Z
Six months ended January 31, 2013:
Shares sold	26,486	$292,306
Shares issued in reinvestment of dividends and distributions	4,014	43,995
Shares reacquired	(79,708)	(873,987)

Net increase (decrease) in shares outstanding	(49,208)	$(537,686)

Year ended July 31, 2012:
Shares sold	195,484	$1,967,103
Shares issued in reinvestment of dividends and distributions	6,972	68,748
Shares reacquired	(237,323)	(2,451,666)

Net increase (decrease) in shares outstanding before conversion	(34,867)	(415,815)
Shares issued upon conversion from Class A	1,826	19,133

Net increase (decrease) in shares outstanding	(33,041)	$(396,682)

*	As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an

Target Asset Allocation Funds/Target Conservative Allocation Fund	71

Notes to Financial Statement

(Unaudited) continued

annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under these SCAs is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended January 31, 2013.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2013(c)		2012(c)	2011(c)	2010(c)	2009(c)	2008(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.69		$10.30	$9.53	$8.48	$9.84	$10.66
Income (loss) from investment operations:
Net investment income	.08		.17	.16	.18	.23	.27
Net realized and unrealized gain (loss) on investments	.47		.38	.79	.90	(.92)	(.32)
Total from investment operations	.55		.55	.95	1.08	(.69)	(.05)
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.16)	(.18)	(.03)	(.37)	(.27)
Tax return of capital	-		-	-	-	(.05)	-
Distributions from net realized gains on investments	-		-	-	-	(.25)	(.50)
Total dividends and distributions	(.14)		(.16)	(.18)	(.03)	(.67)	(.77)
Net asset value, end of period	$11.10		$10.69	$10.30	$9.53	$8.48	$9.84
Total Return(a)	5.15%		5.53%	10.04%	12.72%	(6.36)%	(.75)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$85,278		$86,352	$86,746	$75,228	$63,491	$68,408
Average net assets (000)	$85,304		$84,243	$83,395	$70,865	$59,479	$65,817
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(b)	1.54%	(f)	1.54%	1.52%	1.52%	1.64% (e)	1.43%
Expenses, excluding distribution and service (12b-1) fees	1.29%	(f)	1.29%	1.27%	1.27%	1.39% (e)	1.18%
Net investment income	1.39%	(f)	1.64%	1.59%	2.00%	2.76%	2.59%
Portfolio turnover rate	119%	(g)	248%	188%	200%	356%	353%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(c) Calculated based upon the average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Includes interest expense of .06%.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	73

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2013(b)		2012(b)	2011(b)	2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.54		$10.15	$9.41	$8.43	$9.82	$10.64
Income (loss) from investment operations:
Net investment income	.03		.09	.08	.11	.17	.19
Net realized and unrealized gain (loss) on investments	.47		.39	.78	.89	(.92)	(.32)
Total from investment operations	.50		.48	.86	1.00	(.75)	(.13)
Less Dividends and Distributions:
Dividends from net investment income	(.06)		(.09)	(.12)	(.02)	(.34)	(.19)
Tax return of capital	-		-	-	-	(.05)	-
Distributions from net realized gains on investments	-		-	-	-	(.25)	(.50)
Total dividends and distributions	(.06)		(.09)	(.12)	(.02)	(.64)	(.69)
Net asset value, end of period	$10.98		$10.54	$10.15	$9.41	$8.43	$9.82
Total Return(a)	4.75%		4.86%	9.20%	11.82%	(7.05)%	(1.49)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,066		$7,856	$13,995	$23,212	$32,609	$56,853
Average net assets (000)	$7,404		$10,840	$18,900	$28,746	$39,077	$70,345
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.29%	(e)	2.29%	2.27%	2.27%	2.39% (d)	2.18%
Expenses, excluding distribution and service (12b-1) fees	1.29%	(e)	1.29%	1.27%	1.27%	1.39% (d)	1.18%
Net investment income	.64%	(e)	.93%	.82%	1.26%	2.08%	1.82%
Portfolio turnover rate	119%	(f)	248%	188%	200%	356%	353%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon the average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .06%.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

74	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2013(b)		2012(b)	2011(b)	2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.54		$10.15	$9.41	$8.43	$9.82	$10.64
Income (loss) from investment operations:
Net investment income	.03		.09	.08	.11	.17	.19
Net realized and unrealized gain (loss) on investments	.46		.39	.78	.89	(.92)	(.32)
Total from investment operations	.49		.48	.86	1.00	(.75)	(.13)
Less Dividends and Distributions:
Dividends from net investment income	(.06)		(.09)	(.12)	(.02)	(.34)	(.19)
Tax return of capital	-		-	-	-	(.05)	-
Distributions from net realized gains on investments	-		-	-	-	(.25)	(.50)
Total dividends and distributions	(.06)		(.09)	(.12)	(.02)	(.64)	(.69)
Net asset value, end of period	$10.97		$10.54	$10.15	$9.41	$8.43	$9.82
Total Return(a)	4.66%		4.86%	9.20%	11.82%	(7.05)%	(1.49)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,219		$17,307	$19,133	$20,499	$21,777	$29,417
Average net assets (000)	$17,232		$17,651	$20,208	$21,746	$23,090	$32,068
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.29%	(e)	2.29%	2.27%	2.27%	2.39% (d)	2.18%
Expenses, excluding distribution and service (12b-1) fees	1.29%	(e)	1.29%	1.27%	1.27%	1.39% (d)	1.18%
Net investment income	.64%	(e)	.89%	.83%	1.26%	2.04%	1.83%
Portfolio turnover rate	119%	(f)	248%	188%	200%	356%	353%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon the average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .06%.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	75

Financial Highlights

(Unaudited) continued

Class M Shares
	Period Ended April 13,		Year Ended July 31,
	2012(b)(e)		2011(b)	2010(b)	2009(b)	2008(b)	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.15		$9.41	$8.43	$9.82	$10.64	$10.31
Income (loss) from investment operations:
Net investment income	.07		.08	.12	.17	.19	.17
Net realized and unrealized gain (loss) on investments	.31		.78	.88	(.92)	(.32)	.56
Total from investment operations	.38		.86	1.00	(.75)	(.13)	.73
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.12)	(.02)	(.34)	(.19)	(.19)
Tax return of capital	-		-	-	(.05)	-	-
Distributions from net realized gains on investments	-		-	-	(.25)	(.50)	(.21)
Total dividends and distributions	(.09)		(.12)	(.02)	(.64)	(.69)	(.40)
Net asset value, end of period	$10.44		$10.15	$9.41	$8.43	$9.82	$10.64
Total Return(a)	3.86%		9.20%	11.82%	(7.06)%	(1.49)%	7.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2		$50	$168	$479	$1,047	$2,936
Average net assets (000)	$22		$94	$339	$654	$2,357	$3,219
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.29%	(f)	2.27%	2.27%	2.39% (d)	2.18%	2.10%
Expenses, excluding distribution and service (12b-1) fees	1.29%	(f)	1.27%	1.27%	1.39% (d)	1.18%	1.10%
Net investment income	.75%	(f)	.80%	1.28%	2.09%	1.81%	1.60%
Portfolio turnover rate	248%	(g)(h)	188%	200%	356%	353%	395%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon the average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .06%.

(e) As of April 13, 2012, the last conversion of Class M shares was completed. There were no shares outstanding and Class M shares are no longer being offered for sale.

(f) Annualized.

(g)	Not annualized.
(h)	Calculated as of July 31, 2012.

See Notes to Financial Statements.

76	Visit our website at www.prudentialfunds.com

Class R Shares
	Six Months Ended January 31,		Year Ended July 31,
	2012(c)		2012(c)	2011(c)	2010(c)	2009(c)	2008(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.67		$10.28	$9.51	$8.48	$9.85	$10.67
Income (loss) from investment operations:
Net investment income	.06		.14	.13	.16	.24	.24
Net realized and unrealized gain (loss) on investments	.47		.39	.80	.89	(.95)	(.31)
Total from investment operations	.53		.53	.93	1.05	(.71)	(.07)
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.14)	(.16)	(.02)	(.36)	(.25)
Tax return of capital	-		-	-	-	(.05)	-
Distributions from net realized gains on investments	-		-	-	-	(.25)	(.50)
Total dividends and distributions	(.11)		(.14)	(.16)	(.02)	(.66)	(.75)
Net asset value, end of period	$11.09		$10.67	$10.28	$9.51	$8.48	$9.85
Total Return(a)	5.00%		5.29%	9.84%	12.44%	(6.59)%	(.99)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$157		$231	$232	$687	$721	$4,015
Average net assets (000)	$229		$219	$669	$686	$1,255	$4,787
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(b)	1.79%	(f)	1.79%	1.77%	1.77%	1.89% (e)	1.68%
Expenses, excluding distribution and service (12b-1) fees	1.29%	(f)	1.29%	1.27%	1.27%	1.39% (e)	1.18%
Net investment income	1.15%	(f)	1.39%	1.29%	1.76%	2.70%	2.33%
Portfolio turnover rate	119%	(g)	248%	188%	200%	356%	353%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(c) Calculated based upon the average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Includes interest expense of .06%.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	77

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended January 31,		Year Ended July 31,
	2012(b)		2012(b)	2011(b)	2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.54		$10.16	$9.41	$8.43	$9.82	$10.63
Income (loss) from investment operations:
Net investment income	.03		.09	.08	.12	.18	.21
Net realized and unrealized gain (loss) on investments	.47		.38	.79	.88	(.93)	(.31)
Total from investment operations	.50		.47	.87	1.00	(.75)	(.10)
Less Dividends and Distributions:
Dividends from net investment income	(.06)		(.09)	(.12)	(.02)	(.34)	(.21)
Tax return of capital	-		-	-	-	(.05)	-
Distributions from net realized gains on investments	-		-	-	-	(.25)	(.50)
Total dividends and distributions	(.06)		(.09)	(.12)	(.02)	(.64)	(.71)
Net asset value, end of period	$10.98		$10.54	$10.16	$9.41	$8.43	$9.82
Total Return(a)	4.75%		4.75%	9.31%	11.82%	(7.05)%	(1.22)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$77		$93	$123	$769	$977	$2,120
Average net assets (000)	$86		$108	$391	$863	$1,342	$2,441
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.29%	(e)	2.29%	2.27%	2.27%	2.37% (d)	1.99%
Expenses, excluding distribution and service (12b-1) fees	1.29%	(e)	1.29%	1.27%	1.27%	1.39% (d)	1.18%
Net investment income	.63%	(e)	.90%	.78%	1.26%	2.13%	2.02%
Portfolio turnover rate	119%	(f)	248%	188%	200%	356%	353%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon the average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .06%.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

78	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,
	2012(b)		2012(b)	2011(b)	2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.75		$10.35	$9.57	$8.50	$9.85	$10.67
Income (loss) from investment operations:
Net investment income	.09		.20	.19	.21	.26	.30
Net realized and unrealized gain (loss) on investments	.48		.39	.79	.89	(.93)	(.32)
Total from investment operations	.57		.59	.98	1.10	(.67)	(.02)
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.19)	(.20)	(.03)	(.38)	(.30)
Tax return of capital	-		-	-	-	(.05)	-
Distributions from net realized gains on investments	-		-	-	-	(.25)	(.50)
Total dividends and distributions	(.17)		(.19)	(.20)	(.03)	(.68)	(.80)
Net asset value, end of period	$11.15		$10.75	$10.35	$9.57	$8.50	$9.85
Total Return(a)	5.28%		5.85%	10.31%	12.97%	(6.14)%	(.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,306		$3,717	$3,921	$2,877	$3,156	$5,610
Average net assets (000)	$3,397		$4,379	$3,567	$3,031	$3,809	$5,771
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.29%	(e)	1.29%	1.27%	1.27%	1.39% (d)	1.18%
Expenses, excluding distribution and service (12b-1) fees	1.29%	(e)	1.29%	1.27%	1.27%	1.39% (d)	1.18%
Net investment income	1.63%	(e)	1.90%	1.84%	2.26%	3.10%	2.85%
Portfolio turnover rate	119%	(f)	248%	188%	200%	356%	353%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon the average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .06%.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	79

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Eagle Asset Management, Inc.	880 Carillon Parkway St. Petersburg, FL 33716

	EARNEST Partners, LLC	1180 Peachtree Street Suite 2300 Atlanta, GA 30309

	Epoch Investment Partners, Inc.	399 Park Avenue New York, NY 10022

	Hotchkis and Wiley Capital Management, LLC	725 South Figueroa Street 39th Floor Los Angeles, CA 90017

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	Massachusetts Financial Services Company	111 Huntington Avenue Boston, MA 02199

	NFJ Investment Group LLC	2100 Ross Avenue Dallas, TX 75201

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Target Asset Allocation Funds, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

TARGET CONSERVATIVE ALLOCATION FUND

SHARE CLASS	A	B	C	R	X	Z
NASDAQ	PCGAX	PBCFX	PCCFX	PCLRX	N/A	PDCZX
CUSIP	87612A104	87612A203	87612A302	87612A401	87612A708	87612A500

MFSP504E2    0240816-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

TARGET MODERATE ALLOCATION FUND

SEMIANNUAL REPORT • JANUARY 31, 2013

Objective

Seeks capital appreciation and a reasonable level of current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2013, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Target Funds, Prudential Investments, Prudential, the Prudential logo, the Rock symbol and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Target Moderate Allocation Fund informative and useful. The report covers performance for the six-month period that ended January 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

A diversified asset allocation offers two potential advantages: It limits your exposure to any particular asset class; plus it provides a better opportunity to invest some of your assets in the right place at the right time. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

We are dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risk. We believe our Target Moderate Allocation Fund, which is managed by institutional quality asset managers selected and monitored by our research team, will help you to achieve broad, actively managed diversification at a targeted risk/return balance with a single investment purchase.

Thank you for choosing the Target Moderate Allocation Fund.

Sincerely,

Stuart S. Parker, President

Target Asset Allocation Funds

Target Asset Allocation Funds/Target Moderate Allocation Fund	1

Your Fund’s Performance (Unaudited)

Note: Expected during second quarter 2013 and pending shareholder approval, Quantitative Management Associates (QMA) will be added as a new subadviser for the Target Moderate Allocation Fund and the Fund’s current subadvisers will be terminated. If shareholders do not approve the proposal, the Fund will continue to operate in accordance with its current investment objective and strategy; and effective on or about second quarter of 2013, Marsico Capital Management, LLC will no longer serve as a subadviser for the Fund.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.46%; Class B, 2.16%; Class C, 2.16%; Class R, 1.91%; Class X, 2.16%; Class Z, 1.16%. Net operating expenses: Class A, 1.41%; Class B, 2.16%; Class C, 2.16%; Class R, 1.66%; Class X, 2.16%; Class Z, 1.16%, after contractual reduction through 11/30/2013 for Class A and Class R shares.

Cumulative Total Returns (Without Sales Charges) as of 1/31/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	8.62%	11.60%	14.63%	101.25%	—
Class B	8.15	10.72	10.36	86.55	—
Class C	8.15	10.72	10.36	86.55	—
Class R	8.45	11.33	13.20	N/A	48.56% (10/04/04)
Class X	8.52	11.60	13.10	N/A	46.05 (10/04/04)
Class Z	8.68	11.86	16.05	106.27	—
Customized Blend	8.03	11.99	25.35	111.19	—
S&P 500 Index	9.90	16.76	21.50	114.38	—
Lipper Mixed-Asset Target Allocation Growth Funds Avg.	8.92	12.04	18.44	98.42	—

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Average Annual Total Returns (With Sales Charges) as of 12/31/12
	One Year	Five Years	Ten Years	Since Inception
Class A	5.81%	0.16%	6.16%	—
Class B	6.28	0.35	5.97	—
Class C	10.18	0.53	5.96	—
Class R	11.70	1.04	N/A	4.49% (10/04/04)
Class X	5.97	0.44	N/A	4.27 (10/04/04)
Class Z	12.33	1.55	7.02	—
Customized Blend	12.35	3.15	7.22	—
S&P 500 Index	15.99	1.66	7.10	—
Lipper Mixed-Asset Target Allocation Growth Funds Avg.	12.62	1.72	6.48	—

Source: Prudential Investments LLC and Lipper, Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50%, and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class X shares are closed to new investors and are available only by exchange from the same share class of another Prudential Investments Fund. Class X shares are subject to a declining CDSC of 6%, 5%, 4%, 4%, 3%, 2%, 2% and 1%, respectively, for the first eight years after purchase and a 12b-1 fee of 1% annually. Approximately 10 years after purchase Class X shares will automatically convert to Class A shares on a monthly basis. Class R and Z shares are not subject to a sales charge. Class R shares are subject to a 12b-1 fee of up to 0.75% annually. Class Z shares are not subject to a 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Customized Blend

The Customized Benchmark for the Target Moderate Allocation Fund (Customized Blend) is a model portfolio consisting of the Russell 3000® Index (52%), Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) (13%), and the Barclays U.S. Aggregate Bond Index (35%). Each component of

Target Asset Allocation Funds/Target Moderate Allocation Fund	3

Your Fund’s Performance (continued)

the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison to the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE ND Index is an unmanaged weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed. The Fund utilizes the net dividends (ND) version of the MSCI EAFE Index. The net dividends and gross dividends versions of the MSCI EAFE Index differ in that the net dividends returns reflect the impact of the maximum withholding taxes on reinvested dividends, while the gross dividends returns do not reflect the impact of the maximum withholding taxes on reinvested dividends. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. The Barclays U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. Government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed. Customized Blend Closest Month-End to Inception cumulative total return as of 1/31/13 is 65.56% for Class R and Class X. Customized Blend Closest Month-End to Inception average annual total return as of 12/31/12 is 5.88% for Class R and Class X.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return as of 1/31/13 is 59.85% for Class R and Class X. S&P 500 Index Closest Month-End to Inception average annual total return as of 12/31/12 is 5.20% for Class R and Class X.

Lipper Mixed-Asset Target Allocation Growth Funds Average

The Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Growth Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Mixed-Asset Funds are funds that, by portfolio practice, maintain a mix of between 60% and 80% equity securities, with the remainder invested in bonds, cash, and cash equivalents. Lipper Average Closest Month-End to Inception cumulative total return as of 1/31/13 is 55.31% for Class R and Class X. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/12 is 5.00% for Class R and Class X.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes are measured from the closest month-end to inception date, and not from the Class’ actual inception date.

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Target Asset Allocation Funds/Target Moderate Allocation Fund	5

Your Fund’s Performance (continued)

Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2013, of various securities indexes that are generally considered representative of broad market sectors. It does not reflect a mutual fund’s expenses. The performance cited does not represent the performance of the Target Moderate Allocation Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index or average.

The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed. The Fund utilizes the net dividends (ND) version of the MSCI EAFE Index. The net dividends and gross dividends versions of the MSCI EAFE Index differ in that the net dividends returns reflect the impact of the maximum withholding taxes on reinvested dividends, while the gross dividends returns do not reflect the impact of withholding taxes on reinvested dividends. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. Government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2012, at the beginning of the period, and held through the six-month period ended January 31, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments Funds, including the Target Asset Allocation Funds, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Target Asset Allocation Funds/Target Moderate Allocation Fund	7

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Moderate Allocation Fund		Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,086.20	1.41%	$7.41
	Hypothetical	$1,000.00	$1,018.10	1.41%	$7.17

Class B	Actual	$1,000.00	$1,081.50	2.16%	$11.33
	Hypothetical	$1,000.00	$1,014.32	2.16%	$10.97

Class C	Actual	$1,000.00	$1,081.50	2.16%	$11.33
	Hypothetical	$1,000.00	$1,014.32	2.16%	$10.97

Class R	Actual	$1,000.00	$1,084.50	1.66%	$8.72
	Hypothetical	$1,000.00	$1,016.84	1.66%	$8.44

Class X	Actual	$1,000.00	$1,085.20	1.41%	$7.41
	Hypothetical	$1,000.00	$1,018.10	1.41%	$7.17

Class Z	Actual	$1,000.00	$1,086.80	1.16%	$6.10
	Hypothetical	$1,000.00	$1,019.36	1.16%	$5.90

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2013, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Portfolio of Investments

as of January 31, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 99.9%
COMMON STOCKS 66.3%

Advertising 0.2%
4,430	Publicis Groupe SA (France)	$290,255
5,466	WPP PLC (United Kingdom)	85,953

		376,208

Aerospace & Defense 1.6%
604	AAR Corp.	11,385
39,000	BAE Systems PLC (United Kingdom)	210,055
3,300	Boeing Co. (The)	243,771
1,900	Elbit Systems Ltd. (Israel)	72,947
8,350	Embraer SA, ADR (Brazil)	275,300
5,400	Finmeccanica SpA (Italy)*	35,487
5,603	Hexcel Corp.*	150,104
3,970	Honeywell International, Inc.	270,913
4,000	Lockheed Martin Corp.	347,480
921	Moog, Inc. (Class A Stock)*	40,340
12,600	Northrop Grumman Corp.	819,504
10,780	Rockwell Collins, Inc.	634,726
38,376	Rolls-Royce Holdings PLC (United Kingdom)*(i)	575,774
586	Teledyne Technologies, Inc.*	40,000
3,800	Thales SA (France)	136,807
853	Triumph Group, Inc.	60,026

		3,924,619

Agriculture 0.1%
245,300	Golden Agri-Resources Ltd. (Mauritius)	125,856

Air Freight & Logistics
1,805	Atlas Air Worldwide Holdings, Inc.*	81,387

Airlines 0.1%
75,500	Air New Zealand Ltd. (New Zealand)	79,200
7,671	JetBlue Airways Corp.*	44,568
1,933	US Airways Group, Inc.*	27,603

		151,371

Apparel & Textile 0.2%
3,405	Adidas AG (Germany)	316,464
7,109	Burberry Group PLC (United Kingdom)	152,999
575	Wolverine World Wide, Inc.	24,725

		494,188

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	9

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Auto Components 0.4%
16,840	Johnson Controls, Inc.	$523,556
3,100	Lear Corp.	151,900
5,200	Magna International, Inc. (Canada)	271,700

		947,156

Auto Parts & Equipment 0.1%
1,036	BorgWarner, Inc.*	76,850
524	WABCO Holdings, Inc.*	32,834
14,000	Yokohama Rubber Co. Ltd. (The) (Japan)	107,781

		217,465

Auto Parts & Related 0.1%
3,767	Cie Generale des Etablissements Michelin (Class B Stock) (France)	350,517

Automobile Manufacturers 0.4%
3,400	Daimler AG (Germany)	197,932
91	Hyundai Motor Co. (South Korea)	17,132
10,900	Nissan Motor Co. Ltd. (Japan)	111,569
7,733	Toyota Motor Corp. (Japan)	369,124
1,300	Volkswagen AG (Germany)	300,160

		995,917

Automobiles 0.1%
1,700	Renault SA (France)	102,521
3,100	Valeo SA (France)	167,103

		269,624

Automotive Parts 0.1%
300	Georg Fischer AG (Switzerland)*	128,235

Banks 0.7%
7,600	Banco Espanol de Credito SA (Spain)	39,110
22,900	Bank Hapoalim BM (Israel)*	96,379
11,200	Bendigo and Adelaide Bank Ltd. (Australia)	107,683
1,793	Citizens Republic Bancorp, Inc.*	36,613
18,000	Fukuoka Financial Group, Inc. (Japan)	75,783
1,375	Fulton Financial Corp.	14,974
1,100	Hancock Holding Co.	33,242
29,030	HSBC Holdings PLC (United Kingdom)	330,525
4,167	Julius Baer Group Ltd. (Switzerland)*	170,563

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Banks (cont’d.)
105,900	Mizuho Financial Group, Inc. (Japan)	$211,927
28,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	72,568
21,426	Royal Bank of Scotland Group PLC (United Kingdom)*	116,658
12,187	Standard Chartered PLC (United Kingdom)	324,236
4,900	Westpac Banking Corp. (Australia)	143,276

		1,773,537

Beverages 0.6%
6,300	Coca-Cola West Co. Ltd. (Japan)	99,414
7,677	Diageo PLC (United Kingdom)	228,537
5,500	Molson Coors Brewing Co. (Class B Stock)	248,490
10,150	PepsiCo, Inc.	739,427
731	Pernod-Ricard SA (France)	91,513
4,292	SABMiller PLC (United Kingdom)	214,423

		1,621,804

Biotechnology 1.7%
1,763	Acorda Therapeutics, Inc.*	50,915
2,510	Alexion Pharmaceuticals, Inc.*	235,915
2,548	Ariad Pharmaceuticals, Inc.*	50,654
10,380	Biogen Idec, Inc.*	1,620,110
571	BioMarin Pharmaceutical, Inc.*	31,342
5,329	Celgene Corp.*	527,358
40,046	Gilead Sciences, Inc.*	1,579,815
4,900	Halozyme Therapeutics, Inc.*	32,781
1,162	Seattle Genetics, Inc.*	34,221
1,385	United Therapeutics Corp.*	74,638

		4,237,749

Building Materials 0.1%
361	Apogee Enterprises, Inc.	8,827
500	Ciments Francais SA (France)	30,367
51,724	Kingfisher PLC (United Kingdom)	221,245

		260,439

Building Products
200	A.O. Smith Corp.	13,856
750	Lennox International, Inc.	43,132

		56,988

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	11

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Capital Goods
1,466	Harsco Corp.	$37,368

Capital Markets 0.4%
2,600	Goldman Sachs Group, Inc. (The)	384,436
1,425	LPL Financial Holdings, Inc.	47,453
4,610	Morgan Stanley	105,338
1,487	Raymond James Financial, Inc.	66,365
7,300	State Street Corp.	406,245

		1,009,837

Chemicals 2.6%
2,420	Airgas, Inc.	230,481
900	Arkema SA (France)	102,649
1,525	Axiall Corp.*	85,674
1,600	BASF SE (Germany)	162,196
1,600	Bayer AG (Germany)	157,895
1,100	CF Industries Holdings, Inc.	252,087
12,600	E.I. du Pont de Nemours & Co.	597,870
3,158	Huntsman Corp.	55,676
2,500	Koninklijke DSM NV (Netherlands)	153,278
1,150	Kraton Performance Polymers, Inc.*	30,187
1,100	Lanxess AG (Germany)	92,900
15,950	LyondellBasell Industries NV (Class A Stock) (Netherlands)	1,011,549
12,962	Monsanto Co.	1,313,699
6,000	Nippon Shokubai Co. Ltd. (Japan)	58,002
5,170	Potash Corp. of Saskatchewan, Inc. (Canada)	219,725
2,200	PPG Industries, Inc.	303,314
10,570	Praxair, Inc.	1,166,611
1,280	Quaker Chemical Corp.	73,178
800	Scotts Miracle-Gro Co. (The) (Class A Stock)	34,976
480	Syngenta AG (Switzerland)	207,233
19,000	Toagosei Co. Ltd. (Japan)	78,331
1,115	Valspar Corp. (The)	73,902

		6,461,413

Clothing & Apparel 0.4%
16,164	NIKE, Inc. (Class B Stock)	873,664
1,133	Steven Madden Ltd.*	52,209
1,022	VF Corp.	150,827

		1,076,700

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Banks 2.2%
4,500	Allied Irish Banks PLC (Ireland)*	$397
35,000	Aozora Bank Ltd. (Japan)	98,365
3,375	Associated Banc-Corp.	48,161
14,000	Banco Santander SA (Spain)	117,457
37,500	Barclays PLC (United Kingdom)	179,019
5,000	Chiba Bank Ltd. (The) (Japan)	31,166
18,100	CIT Group, Inc.*	766,535
16,000	Fifth Third Bancorp	260,640
3,511	FirstMerit Corp.	53,473
1,317	Home Loan Servicing Solutions Ltd. (Cayman Islands)	28,632
10,800	PNC Financial Services Group, Inc.	667,440
1,050	Prosperity Bancshares, Inc.	47,365
19,300	Regions Financial Corp.	150,154
5,800	Sumitomo Mitsui Financial Group, Inc. (Japan)	232,774
13,410	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	49,566
6,400	Swedbank AB (Class A Stock) (Sweden)	150,994
1,789	Trustmark Corp.	41,380
7,200	U.S. Bancorp	238,320
824	UMB Financial Corp.	36,478
1,327	United Bankshares, Inc.	33,825
2,075	Webster Financial Corp.	46,169
63,267	Wells Fargo & Co.	2,203,590

		5,481,900

Commercial Services 0.1%
2,425	KAR Auction Services, Inc.	51,725
6,900	Nichii Gakkan Co. (Japan)	59,383
1,941	PAREXEL International Corp.*	65,703

		176,811

Commercial Services & Supplies 1.1%
1,400	Corrections Corp. of America	53,046
2,250	FleetCor Technologies, Inc.*	134,640
3,186	GEO Group, Inc. (The)	103,927
922	Mastercard, Inc. (Class A Stock)	477,965
1,200	McGrath RentCorp	35,868
913	Sotheby’s	32,795
4,950	Verisk Analytics, Inc. (Class A Stock)*	273,042
10,226	Visa, Inc. (Class A Stock)	1,614,788

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	13

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
2,006	Waste Connections, Inc.	$72,256

		2,798,327

Communications Equipment 0.3%
32,100	Cisco Systems, Inc.	660,297

Computer Hardware 0.6%
3,394	Apple, Inc.	1,545,322

Computer Services & Software 0.9%
6,442	Accenture PLC (Class A Stock) (Ireland)	463,115
27,865	Electronic Arts, Inc.*	438,316
20,447	EMC Corp.*	503,201
2,486	Fortinet, Inc.*	58,645
1,135	Fusion-io, Inc.*	19,840
929	Global Payments, Inc.	45,762
5,727	Micro Focus International PLC (United Kingdom)	55,452
2,581	QLIK Technologies, Inc.*	57,324
2,484	Riverbed Technology, Inc.*	48,190
1,131	salesforce.com, Inc.*	194,679
3,869	SAP AG (Germany)	316,984
6,700	Tieto Oyj (Finland)	149,285

		2,350,793

Computers & Peripherals 0.7%
12,639	Cognizant Technology Solutions Corp. (Class A Stock)*	988,117
50,700	Hewlett-Packard Co.	837,057

		1,825,174

Construction & Engineering 0.2%
1,900	Fluor Corp.	123,177
7,400	Kyowa Exeo Corp. (Japan)	75,259
1,800	MasTec, Inc.*	50,940
3,100	NCC AB (Class B Stock) (Sweden)	72,260
1,299	Northwest Pipe Co.*	32,020
1,360	Texas Industries, Inc.*	77,303
834	URS Corp.	34,594

		465,553

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Consumer Finance 0.7%
2,190	American Express Co.	$128,794
19,725	Capital One Financial Corp.	1,110,912
2,139	Cash America International, Inc.	102,479
900	First Cash Financial Services, Inc.*	47,979
14,100	SLM Corp.	238,149

		1,628,313

Consumer Products & Services 0.4%
6,346	Estee Lauder Cos., Inc. (The) (Class A Stock)	386,662
155,400	Pacific Brands Ltd. (Australia)	113,435
5,912	Reckitt Benckiser Group PLC (United Kingdom)	393,996
1,773	Vitamin Shoppe, Inc.*	108,295

		1,002,388

Containers & Packaging
1,200	Packaging Corp. of America	46,116
1,200	Silgan Holdings, Inc.	51,480

		97,596

Cosmetics & Toiletries 0.1%
7,000	Natura Cosmeticos SA (Brazil)	188,766

Distribution/Wholesale 0.5%
3,000	LKQ Corp.*	67,170
4,400	Mitsui & Co. Ltd. (Japan)	66,449
9,800	Sumitomo Corp. (Japan)	126,673
5,300	Toyota Tsusho Corp. (Japan)	125,943
3,419	W.W. Grainger, Inc.	744,727

		1,130,962

Diversified Consumer Services 0.2%
17,500	H&R Block, Inc.	398,475

Diversified Financial Services 1.8%
55,959	Bank of America Corp.	633,456
22,900	Challenger Ltd. (Australia)	91,938
43,759	Citigroup, Inc.	1,844,880
2,000	Fuyo General Lease Co. Ltd. (Japan)	71,518
22,100	Intermediate Capital Group PLC (United Kingdom)	123,938
99	Japan Exchange Group, Inc. (Japan)	5,954

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	15

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Financial Services (cont’d.)
35,800	JPMorgan Chase & Co.	$1,684,390
11,400	Tullett Prebon PLC (United Kingdom)	43,393

		4,499,467

Diversified Manufacturing Operations 0.1%
2,835	Siemens AG (Germany)	311,181

Diversified Operations 0.2%
3,068	LVMH Moet Hennessy Louis Vuitton SA (France)	578,408

Diversified Telecommunication Services 0.3%
17,100	AT&T, Inc.	594,909
9,800	Koninklijke KPN NV (Netherlands)	55,168

		650,077

Electric Utilities 0.7%
9,600	American Electric Power Co., Inc.	434,784
5,700	Edison International	274,683
35,400	Enel SpA (Italy)	154,387
17,100	Exelon Corp.	537,624
12,500	PPL Corp.	378,625

		1,780,103

Electrical Equipment
1,000	GrafTech International Ltd.*	9,600

Electronic Components 0.7%
23,020	Agilent Technologies, Inc.	1,030,836
3,670	AMETEK, Inc.	150,433
1,005	Fanuc Corp. (Japan)	156,611
1,859	FLIR Systems, Inc.	44,188
1,210	General Cable Corp.*	40,680
3,465	InvenSense, Inc.*	50,589
986	Itron, Inc.*	45,741
1,264	Littelfuse, Inc.	80,909
10,000	Nippon Electric Glass Co. Ltd. (Japan)	48,116
901	Woodward, Inc.	34,607

		1,682,710

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Electronic Equipment & Instruments 0.4%
1,919	Coherent, Inc.	$106,332
42,800	Corning, Inc.	513,600
1,493	EnerSys*	61,108
28,000	Kingboard Chemical Holdings Ltd. (Cayman Islands)	92,426
325	ScanSource, Inc.*	9,445
6,950	TE Connectivity Ltd. (Switzerland)	270,216
678	Universal Display Corp.*	18,862

		1,071,989

Energy Equipment & Services 0.4%
3,780	Cameron International Corp.*	239,312
558	Core Laboratories NV (Netherlands)	71,223
3,400	Diamond Offshore Drilling, Inc.	255,306
514	Dril-Quip, Inc.*	41,680
3,800	Ensco PLC (Class A Stock) (United Kingdom)	241,566
2,509	Lufkin Industries, Inc.	145,296
650	Oil States International, Inc.*	50,427
2,700	Precision Drilling Corp. (Canada)	24,705

		1,069,515

Entertainment & Leisure 0.3%
6,306	Carnival PLC (United Kingdom)	256,132
7,274	Hennes & Mauritz AB (Class B Stock) (Sweden)	267,948
1,200	International Speedway Corp. (Class A Stock)	32,892
1,236	Life Time Fitness, Inc.*	62,702
2,610	Pinnacle Entertainment, Inc.*	40,586
1,300	Sankyo Co. Ltd. (Japan)	51,747
5,612	SHFL Entertainment, Inc.*	83,058
36,200	Thomas Cook Group PLC (United Kingdom)*	38,610

		833,675

Equipment Services
19,200	Downer EDI Ltd. (Australia)*	90,098

Financial—Bank & Trust 0.8%
2,291	Astoria Financial Corp.	22,314
10,000	Banco Bilbao Vizcaya Argentaria SA (Spain)	99,458
6,300	Bank of Queensland Ltd. (Australia)	54,002
1,600	BNP Paribas (France)	100,390
35,358	China Merchants Bank Co. Ltd. (Class H Stock) (China)	84,709

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	17

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Financial—Bank & Trust (cont’d.)
11,400	Credit Agricole SA (France)*	$112,686
6,800	Credit Suisse Group AG (Switzerland)*	201,000
7,334	Deutsche Bank AG (Germany)	380,497
5,860	Dexia SA (Belgium)*	318
7,700	DnB ASA (Norway)	107,687
108,252	Mitsubishi UFJ Financial Group, Inc. (Japan)	616,757
8,100	National Australia Bank Ltd. (Australia)	231,100
1,675	Societe Generale SA (France)*	75,677
400	Verwaltungs-und Privat-Bank AG (Liechtenstein)	30,328

		2,116,923

Financial Services 1.1%
1,781	Affiliated Managers Group, Inc.*	256,339
4,464	BlackRock, Inc.	1,054,754
15,760	CME Group, Inc.	911,558
1,268	Eaton Vance Corp.	45,902
16,033	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	304,105
394,428	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	297,014
7,400	Permanent TSB Group Holdings PLC (Ireland)*	412

		2,870,084

Food & Beverage
12,400	Dairy Crest Group PLC (United Kingdom)	81,890

Food & Staples Retailing 1.0%
15,110	CVS Caremark Corp.	773,632
20,700	Kroger Co. (The)	573,390
827	United Natural Foods, Inc.*	44,641
73,400	Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	237,497
3,100	Wal-Mart Stores, Inc.	216,845
13,900	Walgreen Co.	555,444

		2,401,449

Food Products 0.4%
17,700	ConAgra Foods, Inc.	578,613
1,033	Kraft Foods Group, Inc.	47,745
9,910	Mondelez International, Inc. (Class A Stock)	275,399

		901,757

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Foods 0.8%
1,458	Danone (France)	$101,042
2,500	Delhaize Group (Belgium)	118,518
1,309	Fresh Market, Inc. (The)*	63,997
2,300	General Mills, Inc.	96,462
33,900	J. Sainsbury PLC (United Kingdom)	177,801
13,600	Koninklijke Ahold NV (Netherlands)	199,802
47,300	Metcash Ltd. (Australia)	187,926
2,900	Metro AG (Germany)	89,521
2,235	Nestle SA (Switzerland)	156,933
16,000	Nichirei Corp. (Japan)	79,436
1,300	Nutreco NV (Netherlands)	115,245
36,100	Parmalat SpA (Italy)	90,533
800	Post Holdings, Inc.*	30,392
48,000	Tesco PLC (United Kingdom)	271,243
3,610	WhiteWave Foods Co. (Class A Stock)	58,446
42,100	WM Morrison Supermarkets PLC (United Kingdom)	167,593

		2,004,890

Gas Utilities
1,450	Atmos Energy Corp.	54,172

Hand/Machine Tools 0.1%
3,120	Stanley Black & Decker, Inc.	239,710

Healthcare Equipment & Supplies 0.6%
9,538	Covidien PLC (Ireland)	594,599
11,400	Medtronic, Inc.	531,240
1,595	Sirona Dental Systems, Inc.*	106,020
775	Teleflex, Inc.	58,125
1,634	Thoratec Corp.*	59,690
2,800	Zimmer Holdings, Inc.	208,880

		1,558,554

Healthcare Products 0.4%
2,171	Arthrocare Corp.*	79,090
1,279	Cantel Medical Corp.	40,173
598	HeartWare International, Inc.*	54,047
1,434	Intuitive Surgical, Inc.*	823,661

		996,971

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	19

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Healthcare Providers & Services 0.3%
1,339	Amedisys, Inc.*	$14,890
2,246	Centene Corp.*	96,937
10,300	CIGNA Corp.	600,902

		712,729

Healthcare Services 0.6%
19,720	Aetna, Inc.	951,096
1,242	Air Methods Corp.	54,300
704	Covance, Inc.*	46,964
3,525	Health Management Associates, Inc. (Class A Stock)*	36,801
1,256	Healthways, Inc.*	13,213
550	LifePoint Hospitals, Inc.*	24,041
690	MEDNAX, Inc.*	59,036
6,400	WellPoint, Inc.	414,848

		1,600,299

Healthcare Technology
9,300	AGFA-Gevaert NV (Belgium)*	18,815

Holding Companies—Diversified 0.1%
116,000	First Pacific Co. Ltd. (Bermuda)	149,274

Home Builders
600	Ryland Group, Inc. (The)	23,832

Hotels, Restaurants & Leisure 1.3%
1,845	Bally Technologies, Inc.*	88,855
789	BJ’s Restaurants, Inc.*	25,224
1,100	Choice Hotels International, Inc.	39,644
450	Jack in the Box, Inc.*	13,064
5,240	Las Vegas Sands Corp.	289,510
5,590	McDonald’s Corp.	532,671
3,413	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	39,659
18,717	Starwood Hotels & Resorts Worldwide, Inc.	1,149,411
9,327	Wynn Resorts Ltd.	1,167,927

		3,345,965

Household Durables 0.1%
5,800	Alpine Electronics, Inc. (Japan)	52,390
925	Harman International Industries, Inc.	41,422

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Household Durables (cont’d.)
1,022	Helen of Troy Ltd. (Bermuda)*	$36,996
1,958	Universal Electronics, Inc.*	37,398

		168,206

Household Products 0.2%
5,800	Kimberly-Clark Corp.	519,158
500	WD-40 Co.	26,710

		545,868

Independent Power Producers & Energy Traders 0.1%
14,400	NRG Energy, Inc.	345,600

Industrial 0.3%
14,458	Pentair, Inc. (Switzerland)	732,731

Industrial Conglomerates 0.3%
31,700	General Electric Co.	706,276

Insurance 3.1%
1,580	ACE Ltd. (Switzerland)	134,821
21,700	Aegon NV (Netherlands)	145,199
54,232	AIA Group Ltd. (Hong Kong)	215,728
2,966	Allianz SE (Germany)	424,267
31,100	Allstate Corp. (The)	1,365,290
3,513	American Equity Investment Life Holding Co.	47,355
29,622	American International Group, Inc.*	1,120,600
475	Aspen Insurance Holdings Ltd. (Bermuda)	16,202
13,000	Aviva PLC (United Kingdom)	75,606
4,600	AXA SA (France)	85,193
1,300	Baloise Holding AG (Switzerland)	117,708
25,400	Beazley PLC (United Kingdom)	73,921
4,625	CNO Financial Group, Inc.	47,499
1,312	HCC Insurance Holdings, Inc.	50,748
12,300	ING Groep NV, CVA (Netherlands)*	124,405
33,700	Legal & General Group PLC (United Kingdom)	81,455
27,925	Marsh & McLennan Cos., Inc.	990,779
18,748	MetLife, Inc.	700,050
700	Muenchener Rueckversicherungs AG (Germany)	128,644
38,000	Old Mutual PLC (United Kingdom)	112,942
1,606	Protective Life Corp.	50,814

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	21

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Insurance (cont’d.)
836	Reinsurance Group of America, Inc.	$47,978
3,300	SCOR SE (France)	94,991
880	State Auto Financial Corp.	13,394
1,300	Swiss Life Holding AG (Switzerland)*	195,418
2,500	Swiss Re Ltd. (Switzerland)*	186,116
1,825	Tower Group, Inc.	35,222
3,500	Travelers Cos., Inc. (The)	274,610
1,416	United Fire Group, Inc.	32,837
22,800	Unum Group	531,468
1,963	Validus Holdings Ltd. (Bermuda)	71,473
2,900	XL Group PLC (Ireland)	80,388
600	Zurich Insurance Group AG (Switzerland)*	172,606

		7,845,727

Internet 0.4%
3,448	Equinix, Inc.*	742,803
1,010	Rackspace Hosting, Inc.*	76,103
3,305	Tencent Holdings Ltd. (Cayman Islands)	115,658
2,019	Trulia, Inc.*	53,080
3,800	Yandex NV (Class A Stock) (Netherlands)*	91,998

		1,079,642

Internet Services 2.1%
1,731	Amazon.com, Inc.*	459,581
1,600	Digital River, Inc.*	23,232
27,478	eBay, Inc.*	1,536,845
2,761	Google, Inc. (Class A Stock)*	2,086,460
1,701	priceline.com, Inc.*	1,165,984

		5,272,102

Internet Software & Services 0.4%
381	Angie’s List, Inc.*	4,782
2,201	Baidu, Inc., ADR (Cayman Islands)*	238,368
4,700	Facebook, Inc. (Class A Stock)*	145,559
760	LinkedIn Corp. (Class A Stock)*	94,080
900	MercadoLibre, Inc.	79,560
10,800	Oracle Corp.	383,508

		945,857

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Investment Companies
3,925	Ares Capital Corp.	$70,297
2,828	KKR Financial Holdings LLC	31,079

		101,376

IT Services
1,750	Broadridge Financial Solutions, Inc.	41,247

Leisure Equipment & Products 0.2%
6,500	Mattel, Inc.	244,595
1,499	Polaris Industries, Inc.	130,548

		375,143

Life Sciences Tools & Services 0.2%
6,737	Thermo Fisher Scientific, Inc.	486,007

Machinery 1.4%
1,700	Actuant Corp. (Class A Stock)	50,116
373	Chart Industries, Inc.*	24,689
8,304	Cummins, Inc.	953,548
834	Deere & Co.	78,446
948	Franklin Electric Co., Inc.	63,061
18,070	Ingersoll-Rand PLC (Ireland)	928,617
10,341	Komatsu Ltd. (Japan)	275,361
44,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Japan)	69,769
6,300	PACCAR, Inc.	296,478
2,900	Parker Hannifin Corp.	269,613
738	Regal-Beloit Corp.	54,730
1,800	Rheinmetall AG (Germany)	95,830
1,240	Roper Industries, Inc.	145,638
854	Snap-on, Inc.	69,191
2,511	Terex Corp.*	81,306
275	Valmont Industries, Inc.	40,073

		3,496,466

Manufacturing 0.5%
1,186	Colfax Corp.*	52,908
19,466	Danaher Corp.	1,166,597

		1,219,505

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	23

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Media 2.4%
30,102	CBS Corp. (Class B Stock)	$1,255,855
8,950	Comcast Corp. (Class A Stock)	340,816
38,197	Comcast Corp. (Special Class A Stock)	1,402,976
3,940	Discovery Communications, Inc. (Class A Stock)*	273,357
17,200	Interpublic Group of Cos., Inc. (The)	208,292
7,340	Liberty Global, Inc. (Class A Stock)*	501,249
16,430	News Corp. (Class A Stock)	455,768
8,576	Pearson PLC (United Kingdom)	162,401
2,190	Time Warner Cable, Inc.	195,655
10,200	Time Warner, Inc.	515,304
4,000	Viacom, Inc. (Class B Stock)	241,400
9,100	Vivendi (France)	195,100
4,960	Walt Disney Co. (The)	267,245

		6,015,418

Medical Supplies & Equipment 0.2%
1,757	Cooper Cos., Inc. (The)	178,072
4,447	Fresenius Medical Care AG & Co. KGaA (Germany)	313,558

		491,630

Metals & Mining 1.2%
1,418	AMCOL International Corp.	41,874
88,700	Arrium Ltd. (Australia)	88,334
16,200	Ausdrill Ltd. (Australia)	50,511
17,200	Bodycote PLC (United Kingdom)	126,029
5,100	Boliden AB (Sweden)	94,334
325	Carpenter Technology Corp.	17,007
12,500	Freeport-McMoRan Copper & Gold, Inc.	440,625
1,975	Globe Specialty Metals, Inc.	29,941
3,017	Joy Global, Inc.	190,584
33,800	Mincor Resources NL (Australia)	32,955
7,484	Precision Castparts Corp.	1,372,566
675	Reliance Steel & Aluminum Co.	43,686
1,400	Rio Tinto Ltd. (Australia)	96,880
2,543	RTI International Metals, Inc.*	72,221
5,200	Teck Resources Ltd. (Class B Stock) (Canada)	189,513
1,115	Timken Co.	59,775

		2,946,835

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Miscellaneous Manufacturing 0.1%
12,000	Alent PLC (United Kingdom)*	$63,700
12,000	Vesuvius PLC (United Kingdom)	68,971

		132,671

Multi-Line Retail 0.5%
18,600	J.C. Penney Co., Inc.	378,138
14,835	Kohl’s Corp.	686,712
6,300	Macy’s, Inc.	248,913

		1,313,763

Multi-Utilities 0.2%
15,100	Public Service Enterprise Group, Inc.	470,818
2,400	RWE AG (Germany)	90,282

		561,100

Office Electronics 0.3%
80,300	Xerox Corp.	643,203

Oil, Gas & Consumable Fuels 5.6%
2,430	Air Liquide SA (France)	310,609
1,820	Anadarko Petroleum Corp.	145,636
49,400	BP PLC (United Kingdom)	365,689
3,439	BP PLC, ADR (United Kingdom)	153,104
3,300	Cabot Oil & Gas Corp.	174,174
4,138	Cenovus Energy, Inc. (Canada)	137,366
14,600	Chesapeake Energy Corp.	294,628
6,600	Chevron Corp.	759,990
151,497	CNOOC Ltd. (Hong Kong)	312,941
8,400	ConocoPhillips	487,200
3,260	Dresser-Rand Group, Inc.*	199,023
10,700	ENI SpA (Italy)	268,630
1,820	EOG Resources, Inc.	227,464
2,610	FMC Technologies, Inc.*	123,583
5,100	Gas Natural SDG SA (Spain)	101,828
1,661	Geospace Technologies Corp.*	149,756
1,654	Gulfport Energy Corp.*	68,261
12,980	JX Holdings, Inc. (Japan)	76,649
24,400	Marathon Oil Corp.	820,084
5,800	Murphy Oil Corp.	345,216
23,672	National Oilwell Varco, Inc.	1,755,042

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	25

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
4,015	Newpark Resources, Inc.*	$34,609
1,660	Noble Corp. (Switzerland)	67,230
1,730	Noble Energy, Inc.	186,477
4,012	Oasis Petroleum, Inc.*	143,951
4,300	OMV AG (Austria)	177,257
1,301	ONEOK, Inc.	61,160
12,500	Phillips 66	757,125
1,503	Pioneer Natural Resources Co.	176,663
7,500	Repsol SA (Spain)	167,467
15,200	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	553,016
8,100	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	589,032
7,400	Royal Dutch Shell PLC, ADR (United Kingdom)	521,848
20,694	Schlumberger Ltd. (Netherlands)	1,615,167
985	South Jersey Industries, Inc.	53,466
5,400	Statoil ASA (Norway)	143,825
1,689	Swift Energy Co.*	25,453
1,490	Thermon Group Holdings, Inc.*	36,058
6,000	Total SA (France)	325,300
19,500	Total SA, ADR (France)	1,058,655
4,600	Tullow Oil PLC (United Kingdom)	83,023
1,071	WGL Holdings, Inc.	44,907

		14,098,562

Paper & Forest Products 0.3%
13,600	International Paper Co.	563,312
11,800	Mondi PLC (United Kingdom)	139,799

		703,111

Pharmaceuticals 4.7%
22,165	Abbott Laboratories	750,950
24,685	AbbVie, Inc.	905,693
2,493	Allergan, Inc.	261,790
2,800	Amgen, Inc.	239,288
6,400	AstraZeneca PLC (United Kingdom)	309,890
13,300	AstraZeneca PLC, ADR (United Kingdom)	640,794
38,747	Bristol-Myers Squibb Co.	1,400,317
4,004	Catamaran Corp. (Canada)*	207,768
6,300	Eli Lilly & Co.	338,247
22,865	Endo Heath Solutions, Inc.*	723,906
7,851	Express Scripts Holding Co.*	419,400

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
2,900	GlaxoSmithKline PLC (United Kingdom)	$66,484
2,200	H. Lundbeck A/S (Denmark)	34,793
14,800	Johnson & Johnson	1,094,016
2,800	Kyorin Holdings, Inc. (Japan)	57,075
3,220	Mead Johnson Nutrition Co.	244,720
13,000	Merck & Co., Inc.	562,250
400	Merck KGaA (Germany)	55,642
2,220	Natural Grocers By Vitamin Cottage, Inc.	45,599
6,759	Novartis AG (Switzerland)	460,478
3,300	Novartis AG, ADR (Switzerland)	223,806
2,340	Novo Nordisk A/S (Class B Stock) (Denmark)	430,549
594	Onyx Pharmaceuticals, Inc.*	46,047
3,700	Otsuka Holdings Co. Ltd. (Japan)	119,280
980	Perrigo Co.	98,500
28,700	Pfizer, Inc.	782,936
700	Roche Holding AG (Switzerland)	154,915
1,084	Salix Pharmaceuticals Ltd.*	51,924
3,900	Sanofi (France)	380,527
5,400	Sanofi, ADR (France)	262,872
4,600	Shionogi & Co. Ltd. (Japan)	82,196
45,499	Sinopharm Group Co. Ltd. (Class H Stock) (China)	139,335
2,900	Teva Pharmaceutical Industries Ltd. (Israel)	107,743
3,963	Teva Pharmaceutical Industries Ltd., ADR (Israel)	150,554
1,994	Theravance, Inc.*	44,366
1,020	Zoetis, Inc.	26,520

		11,921,170

Pipelines 0.2%
14,336	Kinder Morgan, Inc.	537,027

Professional Services 0.1%
625	ICF International, Inc.*	14,306
3,600	Manpower, Inc.	185,400
10,632	Monster Worldwide, Inc.*	61,666
825	Towers Watson & Co. (Class A Stock)	50,391

		311,763

Real Estate 0.2%
6,000	Cheung Kong Holdings Ltd. (Hong Kong)	98,409
14,500	Lend Lease Group (Australia)	156,649

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	27

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate (cont’d.)
2,947	Meritage Homes Corp.*	$130,375

		385,433

Real Estate Investment Trusts 0.8%
17,225	American Tower Corp.	1,311,684
16,300	Annaly Capital Management, Inc.	242,381
1,350	Associated Estates Realty Corp.	21,802
1,750	Excel Trust, Inc.	22,015
2,711	First Potomac Realty Trust	37,141
3,375	Hersha Hospitality Trust	17,820
1,175	Highwoods Properties, Inc.	42,300
13,700	Kimco Realty Corp.	284,549
850	LaSalle Hotel Properties	23,205
3,514	Medical Properties Trust, Inc.	47,263
1,460	Redwood Trust, Inc.	27,886
3,835	Two Harbors Investment Corp.	47,631

		2,125,677

Restaurants 0.2%
1,253	Chipotle Mexican Grill, Inc.*	384,684

Retail & Merchandising 2.2%
5,200	Aoyama Trading Co. Ltd. (Japan)	101,788
3,026	Chico’s FAS, Inc.	54,256
585	Chuy’s Holdings, Inc.*	16,602
3,080	Costco Wholesale Corp.	315,207
73,900	Debenhams PLC (United Kingdom)	118,729
10,288	Dollar General Corp.*	475,511
5,545	Foot Locker, Inc.	190,471
2,125	Francesca’s Holdings Corp.*	60,350
8,136	GNC Holdings, Inc. (Class A Stock)	292,408
2,200	K’s Holdings Corp. (Japan)	59,929
8,184	Lululemon Athletica, Inc.*	564,696
33,200	Marks & Spencer Group PLC (United Kingdom)	199,931
2,800	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	67,975
4,321	Ross Stores, Inc.	257,964
3,600	Shimachu Co. Ltd. (Japan)	76,256
15,218	Starbucks Corp.	854,034
135	Swatch Group AG (The) (Switzerland)	74,083
3,767	Target Corp.	227,564

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Retail & Merchandising (cont’d.)
2,830	Tiffany & Co.	$186,073
16,901	TJX Cos., Inc. (The)	763,587
9,895	Yum! Brands, Inc.	642,581

		5,599,995

Road & Rail 0.1%
829	Landstar System, Inc.	47,286
4,700	Norfolk Southern Corp.	323,689

		370,975

Semiconductors 0.4%
6,580	Altera Corp.	219,904
10,308	ARM Holdings PLC (United Kingdom)	141,087
3,100	Broadcom Corp. (Class A Stock)	100,595
1,217	Cabot Microelectronics Corp.	44,980
1,845	Cavium, Inc.*	61,697
1,504	Checkpoint Systems, Inc.*	18,138
6,090	Linear Technology Corp.	223,016
2,100	Microsemi Corp.*	43,932
3,646	Teradyne, Inc.*	58,919

		912,268

Semiconductors & Semiconductor Equipment 0.9%
2,243	ASML Holding NV (Netherlands)	168,418
4,414	Entegris, Inc.*	43,522
250	Hittite Microwave Corp.*	15,345
24,600	Intel Corp.	517,584
5,500	KLA-Tencor Corp.	302,005
875	MKS Instruments, Inc.	24,325
164	Samsung Electronics Co. Ltd. (South Korea)	218,079
1,175	Semtech Corp.*	35,438
1,600	Skyworks Solutions, Inc.*	38,304
25,710	Texas Instruments, Inc.	850,487
1,507	Veeco Instruments, Inc.*	47,395

		2,260,902

Software 1.4%
350	ACI Worldwide, Inc.*	16,639
8,905	CA, Inc.	221,022
1,577	Cerner Corp.*	130,181

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	29

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Software (cont’d.)
5,073	Check Point Software Technologies Ltd. (Israel)*	$253,650
2,627	Citrix Systems, Inc.*	192,191
2,470	Compuware Corp.*	28,701
535	Concur Technologies, Inc.*	35,792
1,636	Cornerstone OnDemand, Inc.*	53,465
888	Demandware, Inc.*	28,230
826	Guidewire Software, Inc.*	27,357
375	Manhattan Associates, Inc.*	25,691
3,560	MedAssets, Inc.*	69,598
78,800	Microsoft Corp.	2,164,636
3,710	PTC, Inc.*	85,998
1,375	SS&C Technologies Holdings, Inc.*	31,116
4,245	TIBCO Software, Inc.*	99,503
1,300	Verint Systems, Inc.*	43,940

		3,507,710

Specialty Retail 1.6%
3,146	Aaron’s, Inc.	93,279
2,214	AutoZone, Inc.*	818,516
425	DSW, Inc. (Class A Stock)	28,445
2,574	Genesco, Inc.*	160,437
675	Group 1 Automotive, Inc.	45,724
11,217	Home Depot, Inc. (The)	750,642
3,089	Limited Brands, Inc.	148,334
450	Lithia Motors, Inc. (Class A Stock)	19,472
35,042	Lowe’s Cos., Inc.	1,338,254
2,100	PetSmart, Inc.	137,361
24,800	Staples, Inc.	334,304
1,200	Tractor Supply Co.	124,404
2,853	Urban Outfitters, Inc.*	122,080

		4,121,252

Steel Producers/Products
3,200	Voestalpine AG (Austria)	117,183

Telecommunications 1.5%
53,900	BT Group PLC (United Kingdom)	212,516
166,600	Cable & Wireless Communications PLC (United Kingdom)	108,042
13,485	CenturyLink, Inc.	545,468
1,192	EZchip Semiconductor Ltd. (Israel)*	36,702

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Telecommunications (cont’d.)
6,000	Freenet AG (Germany)	$129,248
878	IPG Photonics Corp.	57,492
5,117	KDDI Corp. (Japan)	380,509
3,339	Motorola Solutions, Inc.	194,964
1,798	NICE Systems Ltd., ADR (Israel)*	66,328
4,500	Nippon Telegraph & Telephone Corp. (Japan)	188,474
100	NTT DoCoMo, Inc. (Japan)	151,895
17,721	QUALCOMM, Inc.	1,170,118
743	SBA Communications Corp. (Class A Stock)*	51,757
100,000	Telecom Italia SpA (Italy)	99,390
4,200	Telefonica SA (Spain)	60,905
155,030	Vodafone Group PLC (United Kingdom)	423,153

		3,876,961

Textiles, Apparel & Luxury Goods 0.1%
11,000	Kurabo Industries Ltd. (Japan)	18,645
41,000	Yue Yuen Industrial Holdings Ltd. (Bermuda)	137,453

		156,098

Tobacco 0.3%
9,800	Altria Group, Inc.	330,064
4,627	British American Tobacco PLC (United Kingdom)	240,919
1,800	Philip Morris International, Inc.	158,688

		729,671

Trading Companies & Distributors 0.2%
25,000	Marubeni Corp. (Japan)	183,444
4,955	United Rentals, Inc.*	250,822
725	WESCO International, Inc.*	52,874

		487,140

Transportation 0.7%
1,426	Bristow Group, Inc.	81,253
1,710	Canadian National Railway Co. (Canada)	164,125
5,400	Deutsche Post AG (Germany)	126,808
3,955	Expeditors International of Washington, Inc.	169,670
200	GATX Corp.	9,470
3,600	Go-Ahead Group PLC (United Kingdom)	74,510
2,090	Kansas City Southern	194,600
2,903	Quality Distribution, Inc.*	21,511

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	31

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares			Description	Value (Note 1)
COMMON STOCKS (Continued)

Transportation (cont’d.)
18,000			Sankyu, Inc. (Japan)	$71,059
6,802			Union Pacific Corp.	894,191

				1,807,197

Utilities
3,400			E.ON AG (Germany)	59,114

Wireless Telecommunication Services 0.3%
23,200			Vodafone Group PLC, ADR (United Kingdom)	633,824

			TOTAL COMMON STOCKS (cost $133,175,121)	166,577,282

PREFERRED STOCKS 0.3%

Automobile Manufacturers 0.1%
1,324			Volkswagen AG, 1.81% (Germany)	327,454

Commercial Banks 0.1%
6,835			Wells Fargo & Co., Series J, 8.00%, CVT	202,453

Financial Services 0.1%
13,403			Itau Unibanco Holding SA, ADR, 2.79% (Brazil)	230,933

			TOTAL PREFERRED STOCKS (cost $503,173)	760,840

Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES 3.3%
Aaa	EUR	1,767	Avoca CLO III PLC, Series III-X, Class A (Ireland) 0.743%(a), 09/15/21	2,358,500
Aaa	GBP	600	Chester Asset Receivables Dealings PLC, Series 2004-1, Class A (United Kingdom) 0.713%(a), 04/15/16	950,169
Ca		$557	JPMorgan Mortgage Acquisition Corp., Series 2006-WF1, Class A4 6.13%, 07/25/36	365,902
Caa3	EUR	33	Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A (United Kingdom) 3.00%, 04/20/17	45,165

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)
Caa3	$758	Merrill Lynch Mortgage Investors, Inc., Series 2007-MLN1, Class A2A 0.314%(a), 03/25/37	$514,369
Aaa	600	Penarth Master Issuer PLC, Series 2011-1A, Class A1, 144A (United Kingdom) 0.856%(a), 05/18/15	600,814
AAA(b)	136	Plymouth Rock CLO Ltd., Inc., Series 2010-1A, Class A, 144A (Cayman Islands) 1.81%(a), 02/16/19	135,893
Caa3	435	Sierra Madre Funding Ltd., (Cayman Islands)(i) Series 2004-1A, Class A1A, 144A 0.588%(a), 09/07/39	306,787
Caa3	994	Series 2004-1A, Class ALTB, 144A 0.608%(a), 09/07/39	700,332
Aaa	1,244	SLM Student Loan Trust, Series 2008-9, Class A 1.801%(a), 04/25/23	1,297,379
Aaa	1,000	Venture VIII CDO Ltd., Series 2007-8A, Class A2A, 144A (Cayman Islands) 0.522%(a), 07/22/21	965,575

		TOTAL ASSET-BACKED SECURITIES (cost $8,112,105)	8,240,885

COMMERCIAL MORTGAGE-BACKED SECURITY
Aaa	96	Federal National Mortgage Assoc., Series 1998-73, Class MZ (cost $95,124) 6.30%, 10/17/38	104,579

CORPORATE BONDS 7.3%

Automobile Manufacturers 0.4%
A3	900	Daimler Finance North America LLC, Gtd. Notes, 144A 0.92%(a), 03/28/14	902,389

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	33

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Commercial Banks 2.5%
A2	$400	Abbey National Treasury Services PLC, Bank Gtd. Notes (United Kingdom) 1.881%(a), 04/25/14	$402,579
B1	100	Ally Financial, Inc., Sr. Unsec’d. Notes 8.00%, 11/01/31	125,250
Baa1	400	Banco Santander Brazil SA, Sr. Unsec’d. Notes, 144A (Brazil) 2.408%(a), 03/18/14	398,682
Baa1	1,120	Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)(i) 10.179%, 06/12/21	1,516,950
Aaa	1,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Bank Gtd. Notes (Netherlands) 4.50%, 01/11/21	1,111,523
Aa3	900	Export-Import Bank of Korea, Sr. Unsec’d. Notes, 144A (South Korea)(i) 1.251%(a), 07/26/13	901,305
Aa3	1,000	Lloyds TSB Bank PLC, Jr. Sub. Notes, 144A (United Kingdom) 12.00%(a), 12/29/49	1,201,010
Baa1	700	Morgan Stanley, Sr. Unsec’d. Notes 1.281%(a), 04/29/13	701,062

			6,358,361

Consumer Finance 0.3%
A3	600	American Express Co., Sr. Unsec’d. Notes 7.00%, 03/19/18	745,614

Diversified Financial Services 1.7%
Aa3	400	Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes 6.40%, 10/02/17	479,436
Aaa	1,000	Credit Agricole Home Loan SFH, Covered Bonds, 144A (France)(i) 1.052%(a), 07/21/14	1,002,642

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Baa2	$600	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 3.984%, 06/15/16	$636,206
Ba3	500	International Lease Finance Corp., Sr. Sec’d. Notes, 144A 7.125%, 09/01/18	585,000
Aa3	700	JPMorgan Chase & Co., Sr. Unsec’d. Notes 4.25%, 10/15/20	766,497
Aa2	700	JPMorgan Chase Bank NA, Sub. Notes 6.00%, 10/01/17	824,813
Baa1	100	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN 6.875%, 04/25/18	120,463

			4,415,057

Financial - Bank & Trust 0.2%
Aa3	500	UBS AG, Notes (Switzerland) 4.875%, 08/04/20	570,268

Financial Services 0.1%
NR	500	Lehman Brothers Holdings, Inc., Sr. Unsec’d., MTN(h) 6.875%, 05/02/18	125,625

Insurance 0.3%
Baa1	500	American International Group, Inc., Sr. Unsec’d. Notes 8.25%, 08/15/18	649,007

Metals & Mining 0.4%
Baa1	900	Barrick North America Finance LLC, Gtd. Notes, 144A 4.40%, 05/30/21	967,744

Oil, Gas & Consumable Fuels 0.6%
A2	400	BP Capital Markets PLC, Gtd. Notes (United Kingdom) 4.50%, 10/01/20	455,265

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	35

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)
CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Baa2		$1,000	TNK-BP Finance SA, Gtd. Notes (Luxembourg) 7.50%, 03/13/13	$1,005,800

				1,461,065

Pharmaceuticals 0.2%
B1		400	Valeant Pharmaceuticals International, Gtd. Notes, 144A 6.75%, 08/15/21	419,000

Real Estate Investment Trusts 0.4%
Baa3		1,000	Goodman Funding Pty Ltd., Gtd. Notes, 144A (Australia) 6.375%, 11/12/20	1,119,274

Utilities 0.2%
A1		500	Korea Electric Power Corp., Sr. Unsec’d. Notes, 144A (South Korea) 3.00%, 10/05/15	521,449

			TOTAL CORPORATE BONDS (cost $16,656,917)	18,254,853

FOREIGN GOVERNMENT BONDS 2.1%
A1	EUR	2,200	Bundesschatzanweisungen, Bonds (Germany) 0.75%, 09/13/13	2,998,373
Aaa	CAD	200	Province of Ontario, Unsec’d. Notes (Canada) 3.15%, 06/02/22	205,047
Baa3	BRL	1,800	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	1,290,331
Baa2	GBP	400	United Kingdom Gilt Inflation Linked, Bonds, TIPS (United Kingdom) 0.125%, 03/22/24	709,878

			TOTAL FOREIGN GOVERNMENT BONDS (cost $4,612,565)	5,203,629

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)
MUNICIPAL BONDS 2.1%

California 0.9%
Aa3		$500	California State Public Works Board Lease Revenue, Revenue Bonds 7.804%, 03/01/35	$580,180
			State of California, General Obligation Unlimited
Aa3		400	5.00%, 06/01/37	440,296
A1		800	5.00%, 11/01/37	887,888
A1		200	5.00%, 12/01/37	222,334

				2,130,698

Illinois 0.9%
Aa3		1,100	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	1,330,868
Aa3		800	Chicago Transit Authority, Series B, Revenue Bonds 6.899%, 12/01/40	967,904

				2,298,772

Texas 0.3%
Aa3		800	Dallas Fort Worth International Airport, Revenue Bonds 5.00%, 11/01/35	873,984

			TOTAL MUNICIPAL BONDS (cost $4,649,823)	5,303,454

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.3%
A1		25	BankTrust Mortgage Trust, Series 1, Class G 5.70%, 12/01/23	24,251
B2		144	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2 2.883%(a), 05/25/35	140,296
Caa3		1,112	Series 2006-2, Class 21A1 3.021%(a), 03/25/36	740,666
A2	EUR	500	Berica ABS SRL, Series 2011-1, Class A1 (Italy) 0.485%(a), 12/30/55	657,671

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	37

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Ca		$380	Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B 0.394%(a), 09/25/46	$268,885
Aaa		16	Federal Home Loan Mortgage Corp., Series 119, Class H 7.50%, 01/15/21	17,519
Aaa		3	Series 2266, Class F 0.656%(a), 11/15/30	2,533
Aaa		5	Federal National Mortgage Assoc., Series 2000-32, Class FM 0.656%(a), 10/18/30	4,653
Aaa		382	Series 2006-5, Class 3A2 2.706%(a), 05/25/35	399,438
Aaa		79	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 1.54%(a), 07/25/44	81,137
Aaa		14	Government National Mortgage Assoc., Series 2000-9, Class FH 0.706%(a), 02/16/30	14,209
Aaa	GBP	354	Granite Mortgages PLC, Series 2004-3, Class 3A2 (United Kingdom) 0.898%(a), 09/20/44	554,689
A+(b)		192	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.661%(a), 09/25/35	197,608
CC(b)		401	Series 2005-AR7, Class 4A1 3.008%(a), 11/25/35	367,930
Caa3		447	HarborView Mortgage Loan Trust, Series 2006-5, Class 2A1A 0.385%(a), 07/19/46	276,145
C		344	Series 2006-12, Class 2A2B 0.455%(a), 01/19/38	104,510
C		367	IndyMac Index Mortgage Loan Trust, Series 2007-FLX2, Class A2 0.394%(a), 04/25/37	156,633
D(b)		1,293	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 4A1 3.655%(a), 03/25/36	1,012,923
D(b)		342	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 2A3 4.974%(a), 02/25/37	294,422

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Caa2	$394	Washington Mutual Mortgage Pass-Through Certificates (cont’d.) Series 2007-OA3, Class 2A1A 0.932%(a), 04/25/47	$364,590

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,394,859)	5,680,708

U.S. GOVERNMENT AGENCY OBLIGATIONS 6.3%
	73	Federal Home Loan Mortgage Corp. 2.896%(a), 09/01/35	78,374
	2,000	4.00%, TBA	2,120,312
	27	5.50%, 12/01/36	28,910
	47	6.00%, 04/01/16 - 07/01/17	50,881
	120	Federal National Mortgage Assoc. 1.366%(a), 06/01/43	121,197
	57	2.278%(a), 12/01/34	59,703
	5,000	2.50%, TBA	5,167,188
	2,689	3.50%, 10/01/25 - 09/01/26	2,845,824
	31	3.877%(a), 05/01/36	33,012
	862	4.50%, 07/01/20 - 04/01/39	935,250
	1,000	4.50%, TBA	1,073,125
	40	4.602%(a), 09/01/34	43,535
	129	5.50%, 06/01/36	140,241
	11	Government National Mortgage Assoc. 1.625%, 10/20/27 - 11/20/29	11,502
	4	1.75%(a), 09/20/22	3,750
	3,000	3.00%, TBA	3,130,313
	20	4.50%, 08/15/33	21,410
	5	8.50%, 05/20/30 - 04/20/31	5,111

		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $15,851,918)	15,869,638

U.S. TREASURY OBLIGATIONS 9.9%
	1,800	U.S. Treasury Bonds 1.75%, 05/15/22	1,779,188
	600	2.75%, 11/15/42	551,625
	1,300	3.75%, 08/15/41(c)(d)	1,461,890
	100	7.50%, 11/15/24	155,609
	2,600	U.S. Treasury Inflationary Indexed Bonds, TIPS 0.125%, 04/15/17 - 01/15/23	2,839,535

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	39

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Principal Amount (000)#	Description		Value (Note 1)
U.S. TREASURY OBLIGATIONS (Continued)
$1,700	U.S. Treasury Inflationary Indexed Bonds, TIPS (cont’d.) 1.125%, 01/15/21(c)		$2,094,160
100	2.125%, 02/15/40		151,940
	U.S. Treasury Notes
1,600	0.25%, 01/31/14 - 03/31/14		1,601,074
900	1.00%, 01/15/14		907,102
2,500	1.625%, 08/15/22 - 11/15/22		2,423,649
9,900	2.00%, 11/15/21 - 02/15/22		10,074,759
400	2.125%, 08/15/21		412,750
400	2.625%, 11/15/20		431,594

	TOTAL U.S. TREASURY OBLIGATIONS (cost $24,738,054)		24,884,875

	TOTAL LONG-TERM INVESTMENTS (cost $213,789,659)		250,880,743

SHORT-TERM INVESTMENTS 4.2%

REPURCHASE AGREEMENT(e) 0.2%
500	Citigroup Global Markets, Inc., 0.18%, dated 01/31/13, due 02/01/13 in the amount of $500,003		500,000

Notional Amount (000)#		Counterparty
OPTION PURCHASED*

Put Option
400	Currency Option USD vs CNY, expiring 05/16/13, Strike Price @ FX Rate 6.51 (costs 2,070)	JPMorgan Chase	13

Shares
AFFILIATED MONEY MARKET MUTUAL FUND 3.7%
9,369,461	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $9,369,461)(g)		9,369,461

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description		Value (Note 1)
CERTIFICATE OF DEPOSIT(f) 0.3%
$900	Banco do Brasil SA (cost $892,902) 1.97%, 06/28/13		$898,510

	TOTAL SHORT-TERM INVESTMENTS (cost $10,764,433)		10,767,984

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.2% (cost $224,554,092; Note 5)		261,648,727

Notional Amount (000)#		Counterparty
OPTIONS WRITTEN*

Call Options
600	Interest Rate Swap Options, Pay a fixed rate of 0.85% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Goldman Sachs & Co.	(218)
1,400	Pay a fixed rate of 0.85% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Morgan Stanley	(512)
300	Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Bank of America	(5,024)
4,200	Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	(70,340)
200	Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group	(898)
400	Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley	(1,796)

			(78,788)

Put Options
600	Interest Rate Swap Options, Receive a fixed rate of 1.25% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Goldman Sachs & Co.	(918)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	41

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Notional Amount (000)#		Description	Counterparty	Value (Note 1)
	OPTIONS WRITTEN* (Continued)

	Put Options (cont’d.)
	$1,400	Interest Rate Swap Options (cont’d.) Receive a fixed rate of 1.25% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Morgan Stanley	$(2,154)
	300	Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Bank of America	(208)
	4,200	Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	(2,914)
	400	Receive a fixed rate of 1.30% and pay a floating rate based on 3-month LIBOR, expiring 04/29/13	Bank of America	(1,143)
	300	Receive a fixed rate of 1.30% and pay a floating rate based on 3-month LIBOR, expiring 04/29/13	Deutsche Bank	(852)
	400	Receive a fixed rate of 1.30% and pay a floating rate based on 3-month LIBOR, expiring 04/29/13	JPMorgan Chase	(1,136)
EUR	1,700	Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Bank of America	(3,624)
EUR	700	Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Credit Suisse First Boston Corp.	(1,492)
EUR	1,100	Receive a fixed rate of 1.70% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Barclays Capital Group	(5,605)
EUR	800	Receive a fixed rate of 1.70% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Deutsche Bank	(4,077)
	200	Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group	(1,521)

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Notional Amount (000)#	Description	Counterparty	Value (Note 1)
OPTIONS WRITTEN* (Continued)

Put Options (cont’d.)
$400	Interest Rate Swap Options (cont’d.) Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley	$(3,043)

			(28,687)

	TOTAL OPTIONS WRITTEN (premiums received $168,590)		(107,475)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 104.1% (cost $224,385,502; Note 5)		261,541,252
	Liabilities in excess of other assets(j) (4.1)%		(10,331,837)

	NET ASSETS 100%		$251,209,415

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligations

CVA—Certificate Van Aandelen (Bearer)

CVT—Convertible Security

FHLMC—Federal Home Loan Mortgage Corporation

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

SLM—Student Loan Mortgage

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

NOK—Norwegian Krone

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	43

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

USD—United States Dollar

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The ratings reflected are as of January 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2013.
(b)	Standard & Poor’s rating.
(c)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(d)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(e)	Repurchase agreement is collateralized by Federal Home Loan Mortgage Corp., (coupon rate 1.02%, maturity date 10/16/17), with the aggregate value, including accrued interest of $510,302.
(f)	Rates shown are the effective yields at purchase date.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(h)	Represents issuer in default on interest payments. Non-income producing security.
(i)	Indicates a security or securities that have been deemed illiquid.
(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at January 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2013	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
3	90 Day Euro Euribor	Sep. 2014	$1,010,554	$1,010,401	$(153)
29	90 Day Euro Euribor	Dec. 2014	9,776,797	9,759,824	(16,973)

					(17,126)

	Short Positions:
19	5 Year U.S. Treasury Notes	Mar. 2013	2,367,578	2,350,953	16,625
11	10 Year U.S. Treasury Notes	Mar. 2013	1,463,688	1,444,094	19,594
2	Euro-OAT	Mar. 2013	367,446	362,938	4,508

					40,727

					$23,601

(1)	Cash of $10,000 and U.S. Treasury Securities with market value of $49,913 has been segregated to cover requirements for open futures contracts at January 31, 2013

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Forward foreign currency exchange contracts outstanding at January 31, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 02/04/13	UBS Securities	BRL	2,789	$1,358,736	$1,399,893	$41,157
Expiring 04/02/13	Goldman Sachs & Co.	BRL	219	107,000	109,138	2,138
Expiring 04/02/13	UBS Securities	BRL	217	106,000	108,102	2,102
British Pound,
Expiring 02/04/13	Credit Suisse First Boston Corp.	GBP	1,707	2,684,940	2,707,233	22,293
Expiring 03/12/13	Barclays Capital Group	GBP	26	42,007	41,227	(780)
Chinese Yuan,
Expiring 02/01/13	Barclays Capital Group	CNY	18,066	2,865,398	2,904,992	39,594
Expiring 02/01/13	Deutsche Bank	CNY	456	72,526	73,388	862
Expiring 02/01/13	Deutsche Bank	CNY	40	6,279	6,398	119
Expiring 02/01/13	Goldman Sachs & Co.	CNY	1,060	169,000	170,466	1,466
Expiring 02/01/13	JPMorgan Chase	CNY	1,129	177,235	181,579	4,344
Expiring 02/01/13	JPMorgan Chase	CNY	1,064	169,441	171,074	1,633
Expiring 08/05/13	UBS Securities	CNY	1,035	163,861	165,047	1,186
Euro,
Expiring 03/18/13	Barclays Capital Group	EUR	39	52,179	52,967	788
Expiring 03/18/13	JPMorgan Chase	EUR	45	59,545	61,116	1,571
Expiring 03/18/13	Royal Bank of Scotland Group PLC	EUR	71	95,545	96,428	883
Expiring 05/08/13	State Street Bank	EUR	235	309,579	318,564	8,985
Expiring 10/11/13	JPMorgan Chase	EUR	1,620	2,108,430	2,201,809	93,379
Mexican Peso,
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	231	17,470	18,030	560
Expiring 04/03/13	JPMorgan Chase	MXN	13,104	1,002,634	1,024,264	21,630
Norwegian Krone,
Expiring 02/14/13	Hong Kong & Shanghai Bank	NOK	2,524	436,875	461,784	24,909

				$12,004,680	$12,273,499	$268,819

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	45

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 02/21/13	UBS Securities	AUD	1,258	$1,314,610	$1,309,893	$4,717
Brazilian Real,
Expiring 02/04/13	Hong Kong & Shanghai Bank	EUR	2,789	1,350,904	1,399,893	(48,989)
Expiring 04/02/13	UBS Securities	EUR	2,789	1,348,748	1,390,488	(41,740)
British Pound,
Expiring 02/04/13	Barclays Capital Group	GBP	854	1,381,904	1,354,409	27,495
Expiring 02/04/13	Deutsche Bank	GBP	853	1,380,922	1,352,823	28,099
Expiring 03/04/13	Credit Suisse First Boston Corp.	GBP	1,707	2,684,510	2,706,832	(22,322)
Canadian Dollar,
Expiring 03/21/13	Citigroup Global Markets	CAD	176	178,131	176,276	1,855
Chinese Yuan,
Expiring 02/01/13	Barclays Capital Group	CNY	177	28,230	28,520	(290)
Expiring 02/01/13	Hong Kong & Shanghai Bank	CN	Y 15,236	2,395,569	2,449,857	(54,288)
Expiring 02/01/13	Hong Kong & Shanghai Bank	CNY	800	125,000	128,556	(3,556)
Expiring 02/01/13	UBS Securities	CNY	5,603	877,000	900,964	(23,964)
Euro,
Expiring 03/18/13	JPMorgan Chase	EUR	7	9,318	9,507	(189)
Expiring 03/18/13	Royal Bank of Canada	EUR	1,546	1,996,293	2,099,685	(103,392)
Expiring 03/18/13	Westpac Banking Corp.	EUR	1,545	2,001,152	2,098,327	(97,175)
Expiring 05/08/13	State Street Bank	EUR	235	300,812	318,564	(17,752)
Expiring 09/13/13	JPMorgan Chase	EUR	2,200	2,731,520	2,989,906	(258,386)
Expiring 10/11/13	JPMorgan Chase	EUR	1,512	1,865,128	2,055,022	(189,894)
Expiring 10/11/13	JPMorgan Chase	EUR	108	130,996	146,787	(15,791)
Japanese Yen,
Expiring 04/17/13	Barclays Capital Group	JPY	5,238	58,847	57,311	1,536
Expiring 04/17/13	UBS Securities	JPY	5,238	58,754	57,311	1,443
Expiring 07/08/13	State Street Bank	JPY	48,528	553,880	531,380	22,500

				$22,772,228	$23,562,311	$(790,083)

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Interest rate swap agreements outstanding at January 31, 2013:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
AUD	1,600	03/15/18	3.750%	6 month Australian Bank Bill rate(1)	$20,107	$2,341	$17,766	Deutsche Bank
AUD	900	03/15/23	3.750%	6 month Australian Bank Bill rate(1)	(18,648)	(5,816)	(12,832)	Barclays Bank PLC
AUD	900	03/15/18	3.750%	6 month Australian Bank Bill rate(1)	11,310	1,722	9,588	Goldman Sachs & Co.
AUD	500	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	49,034	(1,638)	50,672	Barclays Bank PLC
AUD	300	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	29,420	(879)	30,299	Deutsche Bank
BRL	4,000	01/02/15	9.890%	Brazilian overnight interbank lending rate(1)	86,955	—	86,955	Bank of America
BRL	3,900	01/02/15	7.550%	Brazilian overnight interbank lending rate(1)	(9,327)	(9,668)	341	Goldman Sachs & Co.
BRL	2,900	01/02/14	8.250%	Brazilian overnight interbank lending rate(1)	18,620	10,950	7,670	Chase Securities
BRL	2,800	01/02/14	11.990%	Brazilian overnight interbank lending rate(1)	117,749	234	117,515	Barclays Bank PLC
BRL	2,000	01/02/15	9.940%	Brazilian overnight interbank lending rate(1)	44,547	—	44,547	Goldman Sachs & Co.
BRL	1,700	01/02/14	7.785%	Brazilian overnight interbank lending rate(1)	5,986	(510)	6,496	Morgan Stanley & Co.
BRL	1,200	01/02/15	7.585%	Brazilian overnight interbank lending rate(1)	(2,484)	(2,482)	(2)	Bank of America
BRL	1,100	01/02/15	8.630%	Brazilian overnight interbank lending rate(1)	9,461	7,803	1,658	Morgan Stanley & Co.
MXN	10,800	03/05/13	6.500%	28 day Mexican interbank rate(1)	2,638	(46)	2,684	Morgan Stanley & Co.

					$365,368	$2,011	$363,357

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	47

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at January 31, 2013	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
	$5,800	06/19/17	0.750%	3 month LIBOR(1)	$39,066	$41,793	$(2,727)
	800	06/19/23	2.000%	3 month LIBOR(1)	13,879	13,091	788
	600	06/19/43	2.750%	3 month LIBOR(1)	37,881	36,015	1,866
EUR	1,500	03/21/17	2.000%	6 month Euribor(1)	98,670	(9,004)	107,674
EUR	200	03/20/23	1.750%	6 month Euribor(1)	4,807	3,846	961

					$194,303	$85,741	$108,562

(1)	Fund pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at January 31, 2013:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
Dow Jones CDX IG5 10Y Index	12/20/15	0.460%	$1,900	$(25,143)	$—	$(25,143)	Morgan Stanley & Co.
Dow Jones CDX IG5 10Y Index	12/20/15	0.460%	530	(7,093)	—	(7,093)	Morgan Stanley & Co.

				$(32,236)	$—	$(32,236)

The Fund entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps—Buy Protection(2):
Embarq Corp.	03/20/14	1.250%	$300	$(3,508)	$—	$(3,508)	Deutsche Bank
Embarq Corp.	03/20/14	1.430%	200	(2,779)	7	(2,786)	Deutsche Bank
Embarq Corp.	03/20/14	1.270%	200	(2,389)	—	(2,389)	Deutsche Bank

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps—Buy Protection(2) (cont’d.):
Embarq Corp.	03/20/14	1.300%	$100	$(1,232)	$3	$(1,235)	Morgan Stanley & Co.

				$(9,908)	$10	$(9,918)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Value at January 31, 2013	Value at Trade Date	Unrealized Depreciation
Exchange-traded credit default swaps—Buy Protection(2):
Dow Jones CDX IG09 10Y Index	12/20/17	0.800%	$10,842	$173,948	$482,925	$(308,977)
Dow Jones CDX IG10 10Y Index	06/20/18	1.500%	9,293	(154,604)	83,770	(238,374)
Dow Jones CDX IG10 5Y Index	06/20/13	1.550%	2,226	(12,879)	(6,426)	(6,453)
Dow Jones CDX IG14 5Y Index	06/20/15	1.000%	4,000	(60,595)	17,920	(78,515)
Dow Jones CDX IG14 5Y Index	06/20/15	5.000%	288	(21,573)	4,320	(25,893)

				$(75,703)	$582,509	$(658,212)

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	49

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$166,577,282	$—	$—
Preferred Stocks	760,840	—	—
Asset-Backed Securities	—	7,188,601	1,052,284
Commercial Mortgage-Backed Security	—	104,579	—
Corporate Bonds	—	18,254,853	—
Foreign Government Bonds	—	5,203,629	—
Municipal Bonds	—	5,303,454	—
Residential Mortgage-Backed Securities	—	5,656,457	24,251
U.S. Government Agency Obligations	—	15,869,638	—
U.S. Treasury Obligations	—	24,884,875	—
Repurchase Agreement	—	500,000	—
Option Purchased	—	13	—
Affiliated Money Market Mutual Fund	9,369,461	—	—
Certificate of Deposit	—	898,510	—
Options Written	—	(107,475)	—
Other Financial Instruments*
Futures	23,601	—	—
Forward foreign currency exchange contracts	—	(521,264)	—
Interest rate swap agreements	108,562	363,357	—
Credit default swap agreements	(658,212)	(42,154)	—

Total	$176,181,534	$83,557,073	$1,076,535

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

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Fair Value of Level 2 investments at 07/31/12 was $27,633,702, which was a result of valuing investments using third party vendor modeling tools. An amount of $26,097,946 was transferred from Level 2 into Level 1 at 1/31/13 as a result of using quoted prices in active markets for such foreign securities.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2013 were as follows:

U.S. Treasury Obligations	9.9%
U.S. Government Agency Obligations	6.3
Oil, Gas & Consumable Fuels	6.2
Pharmaceuticals	4.9
Commercial Banks	4.8
Affiliated Money Market Mutual Fund	3.7
Diversified Financial Services	3.5
Insurance	3.4
Asset-Backed Securities	3.3
Chemicals	2.6
Media	2.4
Residential Mortgage-Backed Securities	2.3
Retail & Merchandising	2.2
Municipal Bonds	2.1
Internet Services	2.1
Foreign Government Bonds	2.1
Biotechnology	1.7
Specialty Retail	1.6
Aerospace & Defense	1.6
Metals & Mining	1.6
Telecommunications	1.5
Software	1.4
Machinery	1.4
Hotels, Restaurants & Leisure	1.3
Financial Services	1.3
Real Estate Investment Trusts	1.2
Commercial Services & Supplies	1.1
Financial—Bank & Trust	1.0
Food & Staples Retailing	1.0
Consumer Finance	1.0
Computer Services & Software	0.9
Semiconductors & Semiconductor Equipment	0.9
Automobile Manufacturers	0.9
Foods	0.8
Computers & Peripherals	0.7%
Transportation	0.7
Electric Utilities	0.7
Banks	0.7
Electronic Components	0.7
Beverages	0.6
Healthcare Services	0.6
Healthcare Equipment & Supplies	0.6
Computer Hardware	0.6
Multi-Line Retail	0.5
Manufacturing	0.5
Distribution/Wholesale	0.5
Internet	0.4
Clothing & Apparel	0.4
Electronic Equipment & Instruments	0.4
Energy Equipment & Services	0.4
Capital Markets	0.4
Consumer Products & Services	0.4
Healthcare Products	0.4
Auto Components	0.4
Internet Software & Services	0.4
Semiconductors	0.4
Food Products	0.4
Certificates Of Deposit	0.3
Entertainment & Leisure	0.3
Industrial	0.3
Tobacco	0.3
Healthcare Providers & Services	0.3
Industrial Conglomerates	0.3
Paper & Forest Products	0.3
Communications Equipment	0.3
Diversified Telecommunication Services	0.3
Office Electronics	0.3
Wireless Telecommunication Services	0.3

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	51

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Industry (cont’d.)
Utilities	0.2%
Diversified Operations	0.2
Multi-Utilities	0.2
Household Products	0.2
Pipelines	0.2
Repurchase Agreements	0.2
Apparel & Textile	0.2
Medical Supplies & Equipment	0.2
Trading Companies & Distributors	0.2
Life Sciences Tools & Services	0.2
Construction & Engineering	0.2
Diversified Consumer Services	0.2
Real Estate	0.2
Restaurants	0.2
Advertising	0.2
Leisure Equipment & Products	0.2
Road & Rail	0.1
Auto Parts & Related	0.1
Independent Power Producers & Energy Traders	0.1
Professional Services	0.1%
Diversified Manufacturing Operations	0.1
Automobiles	0.1
Building Materials	0.1
Hand/Machine Tools	0.1
Auto Parts & Equipment	0.1
Cosmetics & Toiletries	0.1
Commercial Services	0.1
Household Durables	0.1
Textiles, Apparel & Luxury Goods	0.1
Airlines	0.1
Holding Companies—Diversified	0.1
Miscellaneous Manufacturing	0.1
Automotive Parts	0.1
Agriculture	0.1

104.1
Options Written	— *
Liabilities in excess of other assets	(4.1)

100.0%

*	Less than .05%

See Notes to Financial Statements.

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The Fund invested in various derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Receivable from broker-variation margin	$152,016	*	Receivable from broker-variation margin	$19,853	*
Interest rate contracts	—	—		Options written, at value	107,475
Interest rate contracts	Premiums paid for swap agreements	23,050		Premiums received for swap agreements	21,039
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	376,191		Unrealized depreciation on over-the-counter swap agreements	12,834
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	357,244		Unrealized depreciation on foreign currency exchange contracts	878,508
Foreign exchange contracts	Unaffiliated investments	13		—	—
Credit contracts	—	—		Receivable from broker-variation margin	658,212	*
Credit contracts	Premiums paid for swap agreements	10		Unrealized depreciation on over-the-counter swap agreements	42,154

Total		$908,524			$1,740,075

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-trade swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	53

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Futures	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$(38,496)	$140,014	$—	$101,518
Foreign exchange contracts	—	—	—	(137,706)	(137,706)
Credit contracts	—	—	(160,904)	—	(160,904)
Equity contracts	20	—	—	—	20

Total	$20	$(38,496)	$(20,890)	$(137,706)	$(197,072)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$49,257	$45,320	$22,896	$—	$117,473
Foreign exchange contracts	—	—	—	—	(584,162)	(584,162)
Credit contracts	(1,757)	—	—	(159,843)	—	(161,600)

Total	$(1,757)	$49,257	$45,320	$(136,947)	$(584,162)	$(628,289)

For the six months ended January 31, 2013, the Fund’s average volume of derivative activities are as follows:

Purchased Options(1)	Written Options(2)	Futures Contracts— Long Positions(3)	Futures Contracts— Short Positions(3)	Forward Foreign Currency Exchange Purchase Contracts(4)	Forward Foreign Currency Exchange Sale Contracts(5)	Interest Rate Swap Agreements(6)	Credit Default Swap Agreements— Buy Protection(6)	Credit Default Swap Agreements— Sell Protection(6)
$2,070	$149,187	$3,595,784	$3,393,454	$12,668,785	$23,537,245	$21,802,404	$29,715,467	$2,430,000

(1)	Cost.
(2)	Premium Received.
(3)	Value at Trade Date.
(4)	Value at Settlement Date Payable.
(5)	Value at Settlement Date Receivable.
(6)	Notional Amount.

See Notes to Financial Statements.

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PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • JANUARY 31, 2013

Target Moderate Allocation Fund

Statement of Assets and Liabilities

as of January 31, 2013 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $215,184,631)	$252,279,266
Affiliated investments (cost $9,369,461)	9,369,461
Foreign currency, at value (cost $306,825)	305,240
Deposit with broker	229,000
Receivable for investments sold	20,307,130
Dividends and interest receivable	621,582
Unrealized appreciation on over-the-counter swap agreements	376,191
Unrealized appreciation on foreign currency exchange contracts	357,244
Receivable for Fund shares sold	133,215
Tax reclaim receivable	82,921
Premiums paid for swap agreements	23,060
Receivable from broker-variation margin	16,110
Prepaid expenses	2,659

Total assets	284,103,079

Liabilities
Payable for investments purchased	30,148,964
Unrealized depreciation on foreign currency exchange contracts	878,508
Payable to custodian	480,125
Payable to broker	405,000
Payable for Fund shares reacquired	270,504
Accrued expenses and other liabilities	230,287
Management fee payable	158,928
Options written (premiums received $168,590)	107,475
Distribution fee payable	99,145
Unrealized depreciation on over-the-counter swap agreements	54,988
Affiliated transfer agent fee payable	35,347
Premiums received for swap agreements	21,039
Deferred trustees’ fees	3,354

Total liabilities	32,893,664

Net Assets	$251,209,415

Net assets were comprised of:
Shares of beneficial interest, at par	$21,018
Paid-in capital, in excess of par	236,882,054

236,903,072
Accumulated net investment income	216,444
Accumulated net realized loss on investment and foreign currency transactions	(22,341,739)
Net unrealized appreciation on investments and foreign currencies	36,431,638

Net assets, January 31, 2013	$251,209,415

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share, ($172,828,850 ÷ 14,454,115 shares of common stock issued and outstanding)	$11.96
Maximum sales charge (5.5% of offering price)	.70

Maximum offering price to public	$12.66

Class B:
Net asset value, offering price and redemption price per share, ($23,381,004 ÷ 1,957,954 shares of common stock issued and outstanding)	$11.94

Class C:
Net asset value, offering price and redemption price per share, ($50,809,619 ÷ 4,255,565 shares of common stock issued and outstanding)	$11.94

Class R:
Net asset value, offering price and redemption price per share, ($342,599 ÷ 28,657 shares of common stock issued and outstanding)	$11.96

Class X:
Net asset value, offering price and redemption price per share, ($173,846 ÷ 14,541 shares of common stock issued and outstanding)	$11.96

Class Z:
Net asset value, offering price and redemption price per share, ($3,673,497 ÷ 306,998 shares of common stock issued and outstanding)	$11.97

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	57

Statement of Operations

Six Months Ended January 31, 2013 (Unaudited)

Net Income
Income
Unaffiliated dividend income (net of foreign withholding taxes $29,047)	$1,796,830
Interest income	1,161,152
Affiliated dividend income	8,577

2,966,559

Expenses
Management fee	938,339
Distribution fee—Class A	213,705
Distribution fee—Class B	120,813
Distribution fee—Class C	254,822
Distribution fee—Class R	820
Distribution fee—Class X	297
Transfer agent’s fees and expenses (including affiliated expense of $46,000)	201,000
Custodian’s fees and expenses	165,000
Registration fees	41,000
Audit fee	37,000
Reports to shareholders	26,000
Legal fee	12,000
Trustees’ fees	8,000
Insurance expense	3,000
Loan interest expense (Note 7)	265
Miscellaneous	21,188

Total expenses	2,043,249

Net investment income	923,310

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	9,710,870
Foreign currency transactions	(24,700)
Futures transactions	(38,496)
Swap agreement transactions	(20,890)
Short sale transactions	(14,511)

9,612,273

Net change in unrealized appreciation (depreciation) on:
Investments	10,117,344
Options written	45,320
Foreign currencies	(578,535)
Futures	49,257
Swaps	(136,947)
Short Sales	8,438

9,504,877

Net gain on investments	19,117,150

Net Increase In Net Assets Resulting From Operations	$20,040,460

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2013	Year Ended July 31, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$923,310	$2,662,168
Net realized gain on investment and foreign currency transactions	9,612,273	15,107,011
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	9,504,877	(13,639,589)

Net increase in net assets resulting from operations	20,040,460	4,129,590

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	(3,164,951)	(1,884,201)
Class B	(263,105)	(76,350)
Class C	(579,854)	(134,474)
Class M	—	(177)
Class R	(5,392)	(2,203)
Class X	(3,285)	(5,882)
Class Z	(75,420)	(38,968)

	(4,092,007)	(2,142,255)

Capital Contributions (Note 2)
Class X	—	206

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	4,480,616	19,106,613
Net asset value of shares issued in reinvestment of dividends and distributions	3,973,458	2,087,638
Cost of shares reacquired	(23,723,396)	(70,305,270)

Net decrease in net assets resulting from Fund share transactions	(15,269,322)	(49,111,019)

Total increase (decrease)	679,131	(47,123,478)

Net Assets
Beginning of period	250,530,284	297,653,762

End of period(a)	$251,209,415	$250,530,284

(a) Includes undistributed net income of:	$216,444	$3,385,141

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	59

Notes to Financial Statements

(Unaudited)

Target Asset Allocation Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end, diversified management investment company presently consisting of three portfolios: Target Moderate Allocation Fund (the “Fund”), Target Conservative Allocation Fund and Target Growth Allocation Fund. These financial statements relate only to Target Moderate Allocation Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The Fund uses investment managers (“Subadvisors”), each managing a portion of the Fund’s assets. The following lists the Subadvisors and their respective segment during the six months ended January 31, 2013.

Subadvisors	Fund Segment
Epoch Investment Partners, Inc. Hotchkis and Wiley Capital Management LLC NFJ Investment Group LLC	Large-cap value stocks

LSV Asset Management Thornburg Investment Management, Inc.	International stocks

Marsico Capital Management, LLC Massachusetts Financial Services Company	Large-cap growth stocks

EARNEST Partners, LLC Vaughan Nelson Investment Management, LP	Small-cap value stocks

Pacific Investment Management Company LLC	Core fixed income bonds

Eagle Asset Management, Inc.	Small-cap growth stocks

The investment objective of the Fund is to provide capital appreciation and a reasonable level of current income.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to

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transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees has delegated fair valuation responsibilities to Prudential Investment LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Fund’s Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities

Target Asset Allocation Funds/Target Moderate Allocation Fund	61

Notes to Financial Statements

(Unaudited) continued

valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, and cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

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Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually

Target Asset Allocation Funds/Target Moderate Allocation Fund	63

Notes to Financial Statements

(Unaudited) continued

received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may by delayed or limited.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk

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may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense.

A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates and foreign currency exchange rates, with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund also used purchased options to gain exposure to certain securities and foreign currencies. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on at a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

Target Asset Allocation Funds/Target Moderate Allocation Fund	65

Notes to Financial Statements

(Unaudited) continued

The Fund, as writer of an option, may have no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Fund writes an option on a swap contract, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, and to manage yield curve and duration. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and

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the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options, and guarantees the futures and options contracts against default.

Swap Agreements: The Fund entered into credit default and interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Upon entering into an exchange traded swap, the Fund pledges with the clearing broker an initial margin and thereafter, pays or receives an amount, known as “variation margin”, based on daily changes in valuation of swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Target Asset Allocation Funds/Target Moderate Allocation Fund	67

Notes to Financial Statements

(Unaudited) continued

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into credit default swaps to provide a measure of protection against defaults of the issuers. The Fund used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. The Fund took an active short position with respect to the likelihood of a particular issue’s default by selling credit default swaps. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting agreement exists between the Fund and the counterparty which permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same

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referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of January 31, 2013, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Target Asset Allocation Funds/Target Moderate Allocation Fund	69

Notes to Financial Statements

(Unaudited) continued

Warrants and Rights: The Fund held warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to its respective class), unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends from net investment income are declared and paid annually. Distributions of net realized capital and currency gains, if any, are declared and paid annually.

Dividends and distributions to shareholders which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

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Taxes: It is the Fund’s intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisors’ performance of all investment advisory services. Pursuant to the advisory agreements, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of the average daily net assets up to $500 million, .70% of average daily net assets for the next $500 million and .65% of average daily net assets in excess of $1 billion. The effective management fee rate was .75% for the six months ended January 31, 2013.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. In addition, the Fund has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, serves as co-distributor of the Class X shares of the Fund. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class X shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS or PAD. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS and PAD, as applicable, for distribution related activities at an annual rate of up to .30%, 1%, 1%,

Target Asset Allocation Funds/Target Moderate Allocation Fund	71

Notes to Financial Statements

(Unaudited) continued

..75% and 1% of the average daily net assets of the Class A, B, C, R and X shares, respectively. PIMS has contractually agreed through November 30, 2013 to limit such expenses to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

Management has received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager are contributed back into the Fund and included in the Statement of Changes and Financial Highlights as a contribution to capital.

PIMS has advised the Fund that it has received $35,560 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2013. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended January 31, 2013, it has received $24, $10,556 and $795 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PIMS and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. government securities, for the six months ended January 31, 2013, aggregated $215,564,315 and $231,796,177, respectively.

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Transactions in options written during the six months ended January 31, 2013 were as follows:

	Notional Amount (000)	Premium Received
Options outstanding at July 31, 2012	9,000	$139,485
Written options	10,600	29,105
Expired options	—	—
Closed options	—	—

Options outstanding at January 31, 2013	19,600	$168,590

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$230,673,447	$35,446,740	$(4,471,460)	$30,975,280

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales, straddles and investments in passive foreign investment companies as of the most recent fiscal year end.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended July 31, 2012 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before July 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $10,373,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended July 31, 2012. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of July 31, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2018	$25,836,000

Target Asset Allocation Funds/Target Moderate Allocation Fund	73

Notes to Financial Statements

(Unaudited) continued

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a monthly basis approximately ten years after purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

As of January 31, 2013, Prudential owns 235 shares of Class R.

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The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2013:
Shares sold	219,867	$2,555,721
Shares issued in reinvestment of dividends and distributions	267,603	3,106,876
Shares reacquired	(1,526,250)	(17,571,589)

Net increase (decrease) in shares outstanding before conversion	(1,038,780)	(11,908,992)
Shares issued upon conversion from Class B and Class X	282,252	3,309,911
Shares reacquired upon conversion into Class Z	(2,480)	(28,432)

Net increase (decrease) in shares outstanding	(759,008)	$(8,627,513)

Year ended July 31, 2012:
Shares sold	1,338,922	$14,505,778
Shares issued in reinvestment of dividends and distributions	179,082	1,846,337
Shares reacquired	(5,024,165)	(55,172,841)

Net increase (decrease) in shares outstanding before conversion	(3,506,161)	(38,820,726)
Shares issued upon conversion from Class B, Class M, and Class X	1,001,041	10,820,677
Net increase (decrease) in shares outstanding	(1,806)	(20,228)

	(2,506,926)	$(28,020,277)

Class B
Six months ended January 31, 2013:
Shares sold	77,009	$889,620
Shares issued in reinvestment of dividends and distributions	22,455	260,475
Shares reacquired	(110,794)	(1,278,200)

Net increase (decrease) in shares outstanding before conversion	(11,330)	(128,105)
Shares reacquired upon conversion into Class A	(265,987)	(3,099,459)

Net increase (decrease) in shares outstanding	(277,317)	$(3,227,564)

Year ended July 31, 2012:
Shares sold	196,828	$2,131,751
Shares issued in reinvestment of dividends and distributions	7,308	75,352
Shares reacquired	(354,686)	(3,810,919)

Net increase (decrease) in shares outstanding before conversion	(150,550)	(1,603,816)
Shares reacquired upon conversion into Class A	(954,428)	(10,275,540)

Net increase (decrease) in shares outstanding	(1,104,978)	$(11,879,356)

Target Asset Allocation Funds/Target Moderate Allocation Fund	75

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended January 31, 2013:
Shares sold	69,682	$811,560
Shares issued in reinvestment of dividends and distributions	45,593	528,866
Shares reacquired	(393,464)	(4,539,334)

Net increase (decrease) in shares outstanding	(278,189)	$(3,198,908)

Year ended July 31, 2012:
Shares sold	190,935	$2,038,655
Shares issued in reinvestment of dividends and distributions	11,846	122,017
Shares reacquired	(987,994)	(10,625,686)

Net increase (decrease) in shares outstanding	(785,213)	$(8,465,014)

Class M
Period ended April 13, 2012*:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	18	176
Shares reacquired	(1,363)	(13,890)

Net increase (decrease) in shares outstanding before conversion	(1,345)	(13,714)
Shares reacquired upon conversion into Class A	(19,538)	(208,194)

Net increase (decrease) in shares outstanding	(20,883)	$(221,908)

Class R
Six months ended January 31, 2013:
Shares sold	402	$4,652
Shares issued in reinvestment of dividends and distributions	464	5,392
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	866	$10,044

Year ended July 31, 2012:
Shares sold	972	$10,459
Shares issued in reinvestment of dividends and distributions	214	2,203
Shares reacquired	(4,085)	(42,749)

Net increase (decrease) in shares outstanding	(2,899)	$(30,087)

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Class X	Shares	Amount
Six months ended January 31, 2013:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	283	3,285
Shares reacquired	(513)	(5,895)

Net increase (decrease) in shares outstanding	(230)	(2,610)
Shares reacquired upon conversion into Class A	(17,921)	(210,452)

Net increase (decrease) in shares outstanding	(18,151)	$(213,062)

Year ended July 31, 2012:
Shares sold	1,476	$15,508
Shares issued in reinvestment of dividends and distributions	570	5,882
Shares reacquired	(7,905)	(82,973)

Net increase (decrease) in shares outstanding	(5,859)	(61,583)
Shares reacquired upon conversion into Class A	(31,329)	(336,943)

Net increase (decrease) in shares outstanding	(37,188)	$(398,526)

Class Z
Six months ended January 31, 2013:
Shares sold	18,757	$219,063
Shares issued in reinvestment of dividends and distributions	5,906	68,564
Shares reacquired	(28,221)	(328,378)

Net increase (decrease) in shares outstanding before conversion	(3,558)	(40,751)
Shares issued upon conversion from Class A	2,474	28,432

Net increase (decrease) in shares outstanding	(1,084)	$(12,319)

Year ended July 31, 2012:
Shares sold	36,635	$404,462
Shares issued in reinvestment of dividends and distributions	3,460	35,671
Shares reacquired	(51,492)	(556,212)

Net increase (decrease) in shares outstanding before conversion	(11,397)	(116,079)
Shares issued upon conversion from Class A	1,805	20,228

Net increase (decrease) in shares outstanding	(9,592)	$(95,851)

*	As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA. Prior to

Target Asset Allocation Funds/Target Moderate Allocation Fund	77

Notes to Financial Statements

(Unaudited) continued

November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under these SCAs is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended January 31, 2013. The Fund had an average outstanding balance of $919,571 for seven days at an average interest rate of 1.48%.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2013(b)		2012(b)	2011(b)	2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.23		$11.12	$9.88	$8.97	$10.72	$12.75
Income (loss) from investment operations:
Net investment income	.06		.13	.13	.14	.19	.25
Net realized and unrealized gain (loss) on investment transactions	.89		.09	1.20	.90	(1.59)	(1.05)
Total from investment operations	.95		.22	1.33	1.04	(1.40)	(.80)
Less Dividends and Distributions:
Dividends from net investment income	(.22)		(.11)	(.09)	(.13)	(.25)	(.24)
Distributions from net realized gains	-		-	-	-	(.10)	(.99)
Total dividends and distributions	(.22)		(.11)	(.09)	(.13)	(.35)	(1.23)
Net asset value, end of period	$11.96		$11.23	$11.12	$9.88	$8.97	$10.72
Total Return(a)	8.52%		2.05%	13.51%	11.67%	(12.78)%	(7.02)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$172,829		$170,788	$196,985	$164,925	$142,715	$162,212
Average net assets (000)	$169,570		$188,087	$186,704	$159,007	$131,169	$169,156
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.41%	(f)	1.41%	1.37%	1.41%	1.48% (e)	1.39%
Expenses, excluding distribution and service (12b-1) fees	1.16%	(f)	1.16%	1.12%	1.16%	1.23% (e)	1.14%
Net investment income	.96%	(f)	1.19%	1.16%	1.39%	2.18%	2.05%
Portfolio turnover rate	96%	(g)	174%	151%	140%	249%	213%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Includes interest expense of .03%.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	79

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2013(b)		2012(b)	2011(b)	2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.17		$11.06	$9.84	$8.97	$10.66	$12.70
Income (loss) from investment operations:
Net investment income	.01		.05	.04	.06	.13	.16
Net realized and unrealized gain (loss) on investment transactions	.90		.09	1.20	.91	(1.58)	(1.04)
Total from investment operations	.91		.14	1.24	.97	(1.45)	(.88)
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.03)	(.02)	(.10)	(.14)	(.17)
Distributions from net realized gains	-		-	-	-	(.10)	(.99)
Total dividends and distributions	(.14)		(.03)	(.02)	(.10)	(.24)	(1.16)
Net asset value, end of period	$11.94		$11.17	$11.06	$9.84	$8.97	$10.66
Total Return(a)	8.15%		1.26%	12.57%	10.82%	(13.43)%	(7.72)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,381		$24,968	$36,955	$52,726	$67,013	$110,784
Average net assets (000)	$23,966		$29,979	$46,927	$62,087	$76,425	$139,512
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.16%	(e)	2.16%	2.12%	2.16%	2.23% (d)	2.14%
Expenses, excluding distribution and service (12b-1) fees	1.16%	(e)	1.16%	1.12%	1.16%	1.23% (d)	1.14%
Net investment income	.22%	(e)	.45%	.41%	.65%	1.46%	1.30%
Portfolio turnover rate	96%	(f)	174%	151%	140%	249%	213%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .03%.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2013(b)		2012(b)	2011(b)	2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.17		$11.06	$9.84	$8.97	$10.66	$12.70
Income (loss) from investment operations:
Net investment income	.01		.05	.04	.06	.12	.16
Net realized and unrealized gain (loss) on investment transactions	.90		.09	1.20	.91	(1.57)	(1.04)
Total from investment operations	.91		.14	1.24	.97	(1.45)	(.88)
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.03)	(.02)	(.10)	(.14)	(.17)
Distributions from net realized gains	-		-	-	-	(.10)	(.99)
Total dividends and distributions	(.14)		(.03)	(.02)	(.10)	(.24)	(1.16)
Net asset value, end of period	$11.94		$11.17	$11.06	$9.84	$8.97	$10.66
Total Return(a)	8.15%		1.26%	12.57%	10.82%	(13.43)%	(7.72)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$50,810		$50,632	$58,827	$63,077	$68,208	$100,797
Average net assets (000)	$50,549		$52,831	$62,754	$68,051	$72,815	$119,437
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.16%	(e)	2.16%	2.12%	2.16%	2.23% (d)	2.14%
Expenses, excluding distribution and service (12b-1) fees	1.16%	(e)	1.16%	1.12%	1.16%	1.23% (d)	1.14%
Net investment income	.21%	(e)	.44%	.41%	.64%	1.45%	1.30%
Portfolio turnover rate	96%	(f)	174%	151%	140%	249%	213%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .03%.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	81

Financial Highlights

(Unaudited) continued

Class M Shares
	Period Ended April 13,		Year Ended July 31,
	2012(b)(e)		2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.04		$9.81	$8.95	$10.64	$12.66	$11.85
Income (loss) from investment operations:
Net investment income	.04		.04	.06	.13	.16	.12
Net realized and unrealized gain (loss) on investment transactions	.16		1.21	.90	(1.58)	(1.02)	1.30
Total from investment operations	.20		1.25	.96	(1.45)	(.86)	1.42
Less Dividends and Distributions:
Dividends from net investment income	(.03)		(.02)	(.10)	(.14)	(.17)	(.13)
Distributions from net realized gains	-		-	-	(.10)	(.99)	(.48)
Total dividends and distributions	(.03)		(.02)	(.10)	(.24)	(1.16)	(.61)
Net asset value, end of period	$11.21		$11.04	$9.81	$8.95	$10.64	$12.66
Total Return(a)	1.81%		12.71%	10.74%	(13.46)%	(7.58)%	12.21%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13		$230	$1,100	$2,083	$4,709	$8,277
Average net assets (000)	$102		$702	$1,717	$2,764	$6,746	$8,529
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.16%	(f)	2.12%	2.16%	2.23% (d)	2.14%	1.93%
Expenses, excluding distribution and service (12b-1) fees	1.16%	(f)	1.12%	1.16%	1.23% (d)	1.14%	.93%
Net investment income	.33%	(f)	.38%	.64%	1.47%	1.29%	.96%
Portfolio turnover rate	174%	(g)(h)	151%	140%	249%	213%	195%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .03%.

(e) As of April 13, 2012, the last conversion of Class M shares was completed. There are no shares outstanding and Class M shares are no longer being offered for sale.

(f) Annualized.

(g) Not annualized.

(h) Calculated as of July 31, 2012

See Notes to Financial Statements.

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Class R Shares
	Six Months Ended January 31,		Year Ended July 31,
	2013(b)		2012(b)	2011(b)	2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.21		$11.10	$9.87	$8.97	$10.73	$12.76
Income (loss) from investment operations:
Net investment income	.04		.10	.09	.11	.17	.22
Net realized and unrealized gain (loss) on investment transactions	.90		.09	1.21	.91	(1.60)	(1.05)
Total from investment operations	.94		.19	1.30	1.02	(1.43)	(.83)
Less Dividends and Distributions:
Dividends from net investment income	(.19)		(.08)	(.07)	(.12)	(.23)	(.21)
Distributions from net realized gains	-		-	-	-	(.10)	(.99)
Total dividends and distributions	(.19)		(.08)	(.07)	(.12)	(.33)	(1.20)
Net asset value, end of period	$11.96		$11.21	$11.10	$9.87	$8.97	$10.73
Total Return(a)	8.45%		1.78%	13.16%	11.43%	(13.03)%	(7.25)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$343		$311	$341	$578	$761	$1,950
Average net assets (000)	$325		$306	$497	$632	$1,024	$3,358
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.66%	(f)	1.66%	1.62%	1.66%	1.73% (e)	1.64%
Expenses, excluding distribution and service (12b-1) fees	1.16%	(f)	1.16%	1.12%	1.16%	1.23% (e)	1.14%
Net investment income	.71%	(f)	.94%	.89%	1.15%	1.97%	1.78%
Portfolio turnover rate	96%	(g)	174%	151%	140%	249%	213%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Includes interest expense of .03%.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	83

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended January 31,		Year Ended July 31,
	2013(b)		2012(b)	2011(b)	2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.22		$11.12	$9.88	$8.97	$10.66	$12.69
Income (loss) from investment operations:
Net investment income	.06		.13	.12	.10	.13	.16
Net realized and unrealized gain (loss) on investment transactions	.90		.08	1.21	.91	(1.58)	(1.03)
Total from investment operations	.96		.21	1.33	1.01	(1.45)	(.87)
Less Dividends and Distributions:
Dividends from net investment income	(.22)		(.11)	(.09)	(.10)	(.14)	(.17)
Distributions from net realized gains	-		-	-	-	(.10)	(.99)
Total dividends and distributions	(.22)		(.11)	(.09)	(.10)	(.24)	(1.16)
Capital Contribution	-		- (e)	- (e)	- (e)	-	-
Net asset value, end of period	$11.96		$11.22	$11.12	$9.88	$8.97	$10.66
Total Return(a)	8.62%		1.96%	13.51%	11.28%	(13.43)%	(7.64)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$174		$367	$777	$1,430	$2,235	$4,299
Average net assets (000)	$235		$505	$1,112	$1,847	$2,858	$5,199
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.41%	(f)	1.41%	1.37%	1.77%	2.21% (d)	2.08%
Expenses, excluding distribution and service (12b-1) fees	1.16%	(f)	1.16%	1.12%	1.16%	1.23% (d)	1.14%
Net investment income	.96%	(f)	1.20%	1.15%	1.04%	1.48%	1.35%
Portfolio turnover rate	96%	(g)	174%	151%	140%	249%	213%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .03%.

(e) Less than $.005.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,
	2013(b)		2012(b)	2011(b)	2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.24		$11.14	$9.90	$8.98	$10.74	$12.77
Income (loss) from investment operations:
Net investment income	.07		.16	.15	.16	.21	.28
Net realized and unrealized gain (loss) on investment transactions	.91		.08	1.21	.90	(1.60)	(1.05)
Total from investment operations	.98		.24	1.36	1.06	(1.39)	(.77)
Less Dividends and Distributions:
Dividends from net investment income	(.25)		(.14)	(.12)	(.14)	(.27)	(.27)
Distributions from net realized gains	-		-	-	-	(.10)	(.99)
Total dividends and distributions	(.25)		(.14)	(.12)	(.14)	(.37)	(1.26)
Net asset value, end of period	$11.97		$11.24	$11.14	$9.90	$8.98	$10.74
Total Return(a)	8.77%		2.22%	13.75%	11.90%	(12.55)%	(6.78)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,673		$3,464	$3,539	$3,848	$4,786	$13,558
Average net assets (000)	$3,538		$3,240	$3,846	$4,425	$8,208	$14,407
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.16%	(e)	1.16%	1.12%	1.16%	1.23% (d)	1.14%
Expenses, excluding distribution and service (12b-1) fees	1.16%	(e)	1.16%	1.12%	1.16%	1.23% (d)	1.14%
Net investment income	1.21%	(e)	1.44%	1.42%	1.64%	2.47%	2.30%
Portfolio turnover rate	96%	(f)	174%	151%	140%	249%	213%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .03%.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	85

Approval of Advisory Agreements

Approval of New Subadvisory Agreement

Matters Considered by the Board of Trustees

The Board of Trustees (the Board) of Target Asset Allocation Funds, including a majority of the Independent Trustees, met during a board meeting held on December 3-5, 2012 (the Board Meeting), to consider a proposal by Prudential Investments LLC (the Manager) to change the subadvisory arrangements for the Target Moderate Allocation Fund (the Fund), and to change the Fund’s investment objective, investment strategies, and name (such changes are collectively referred to herein from time to time as the Fund Repositioning). All of the Independent Trustees attended the Board Meeting. In advance of the Board Meeting, the Trustees received materials relating to all aspects of the Fund Repositioning and had the opportunity to ask questions and request additional information in connection with their consideration of the Fund Repositioning. The materials included, among other things, a detailed presentation by the Fund’s proposed new subadviser, Quantitative Management Associates LLC (QMA), of the new investment strategy, simulated portfolio performance information for the QMA strategy compared to actual historical performance of the Fund and benchmark indices, a comparative analysis of the investment management fee rate for the Repositioned Fund (unchanged from the current Fund) and its estimated expenses compared to a peer group selected by Lipper, Inc. with investment policies and strategies similar to those of the Repositioned Fund.

At the Board Meeting, the Board, including a majority of the Independent Trustees, approved the termination of the existing subadvisory agreements relating to the Fund between the Manager and each of the Fund’s current subadvisers (the Current Subadvisers), the execution of a new subadvisory agreement relating to the Fund between the Manager and QMA, and certain changes to the Fund’s investment strategies as outlined above. At the Board Meeting, the Board received oral presentations from representatives of the Manager and QMA and had the opportunity to ask questions and obtain additional information about the Fund Repositioning, including the proposed subadvisory arrangements.

The material factors and conclusions that formed the basis for the Trustees’ determination to approve the proposed subadvisory arrangements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services currently provided to the Fund by the Manager and Current Subadvisers under the current management agreement and the current subadvisory agreements and the nature and extent of services to be provided to the Repositioned Fund by the

Target Asset Allocation Funds/Target Moderate Allocation Fund

Approval of Advisory Agreement (continued)

Manager and QMA under the new subadvisory agreement. The Board concluded that it was satisfied with the nature, extent, and quality of the investment advisory services expected to be provided to the Fund by the Manager and QMA under the new subadvisory agreement.

Investment Performance

The Board noted that the current management agreement had been considered and renewed by the Board in June 2012 as part of its annual consideration of the renewal of the Fund’s investment management agreement, and that it had considered the Fund’s historical investment performance at that time.

The Board also considered that it was approving QMA as the sole subadviser for the Repositioned Fund and that QMA would be implementing a new investment strategy for the Fund. Neither the Manager nor QMA manage any single pooled investment vehicle that uses all of the investment strategies that are expected to be used in connection with the Repositioned Fund. As a result, there was no directly comparable investment performance for the Repositioned Fund for the Board to review at the Board Meeting. The investment strategies to be used by QMA in connection with the Repositioned Fund are used by QMA in connection with its management of portions of other registered investment companies and/or pooled investment vehicles. At the Board Meeting, the Board reviewed simulated portfolio performance information for the QMA strategy along with historical performance of the benchmark indices for the Repositioned Fund, noting the limitations of simulated performance as an indication of future results and the differences between the benchmark indexes and the new investment strategies for the Repositioned Fund.

Other Matters

The Board considered that subadvisory fees are paid by the Manager to the subadviser(s) for the Fund. Therefore, a change in the subadvisory fee rate would not change the investment management fee paid by the Fund or its shareholders. Instead, any change in the effective subadvisory fee rate would change the net investment management fee retained by the Manager. The net investment management fees to be retained by the Manager under the proposed subadvisory arrangement with QMA would be reviewed along with the above-described factors in connection with any proposed future renewal of the Fund’s investment management agreement or the proposed subadvisory agreement with QMA for the Fund.

Conclusion

Based on the materials provided to the Board and the presentations made by the Manager and QMA at the Board Meeting, the Board concluded that approving QMA was in the best interests of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’ Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Eagle Asset Management, Inc.	880 Carillon Parkway St. Petersburg, FL 33716

	EARNEST Partners, LLC	1180 Peachtree Street Suite 2300 Atlanta, GA 30309

	Epoch Investment Partners, Inc.	399 Park Avenue New York, NY 10022

	Hotchkis and Wiley Capital Management, LLC	725 South Figueroa Street 39th Floor Los Angeles, CA 90017

	LSV Asset Management	155 North Wacker Drive Suite 4600 Chicago, IL 60606

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	Massachusetts Financial Services Company	111 Huntington Avenue Boston, MA 02199

	NFJ Investment Group LLC	2100 Ross Avenue Dallas, TX 75201

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	Thornburg Investment Management, Inc.	2300 North Ridgetop Road Santa Fe, NM 87506

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Target Asset Allocation Funds, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

TARGET MODERATE ALLOCATION FUND

SHARE CLASS	A	B	C	R	X	Z
NASDAQ	PAMGX	DMGBX	PIMGX	SPMRX	N/A	PDMZX
CUSIP	87612A807	87612A880	87612A872	87612A864	87612A831	87612A856

MFSP504E4    0240821-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

TARGET GROWTH ALLOCATION FUND

SEMIANNUAL REPORT • JANUARY 31, 2013

Objective

Seeks long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2013, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Target Funds, Prudential Investments, Prudential, the Prudential logo, the Rock symbol and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Target Growth Allocation Fund informative and useful. The report covers performance for the six-month period that ended January 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

A diversified asset allocation offers two potential advantages: It limits your exposure to any particular asset class; plus it provides a better opportunity to invest some of your assets in the right place at the right time. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

We are dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risk. We believe our Target Growth Allocation Fund, which is managed by institutional quality asset managers selected and monitored by our research team, will help you to achieve broad, actively managed diversification at a targeted risk/return balance with a single investment purchase.

Thank you for choosing the Target Growth Allocation Fund.

Sincerely,

Stuart S. Parker, President

Target Asset Allocation Funds

Target Asset Allocation Funds/Target Growth Allocation Fund	1

Your Fund’s Performance (Unaudited)

Note: Expected during second quarter 2013 and pending shareholder approval, the Target Growth Allocation Fund will merge into the Prudential Jennison Equity Income Fund. If shareholders do not approve the proposal, the Fund will continue to operate in accordance with its current investment objective and strategy; and effective on or about second quarter of 2013, Marsico Capital Management, LLC will no longer serve as a subadviser for the Fund.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.64%; Class B, 2.34%; Class C, 2.34%; Class R, 1.92%; Class X, 2.33%; Class Z, 1.35%. Net operating expenses: Class A, 1.59%; Class B, 2.34%; Class C, 2.34%; Class R, 1.67%; Class X, 1.58%; Class Z, 1.35%, after contractual reduction through 11/30/2013 for Class A and Class R shares.

Cumulative Total Returns (Without Sales Charges) as of 1/31/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	11.82%	14.53%	4.83%	108.02%	—
Class B	11.48	13.65	0.94	93.06	—
Class C	11.46	13.64	1.03	93.23	—
Class R	11.82	14.44	3.88	N/A	42.31% (10/04/04)
Class X	11.84	14.42	4.11	N/A	40.38 (10/04/04)
Class Z	12.02	14.75	6.13	113.34	—
Customized Blend	12.69	17.04	18.45	130.81	—
S&P 500 Index	9.90	16.76	21.50	114.38	—
Lipper Large-Cap Core Funds Average	10.76	15.62	16.23	104.62	—

2	Visit our website at www.prudentialfunds.com

Average Annual Total Returns (With Sales Charges) as of 12/31/12
	One Year	Five Years	Ten Years	Since Inception
Class A	8.26%	–2.59%	6.15%	—
Class B	8.61	–2.43	5.95	—
Class C	12.60	–2.21	5.96	—
Class R	14.48	–1.67	N/A	3.75% (10/04/04)
Class X	8.51	–2.21	N/A	3.58 (10/04/04)
Class Z	14.81	–1.24	7.03	—
Customized Blend	16.66	0.94	7.84	—
S&P 500 Index	15.99	1.66	7.10	—
Lipper Large-Cap Core Funds Average	14.95	0.68	6.51	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50%, and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase, and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class X shares are closed to new investors and are available only by exchange from the same share class of another Prudential Investments fund. Class X shares are subject to a declining CDSC of 6%, 5%, 4%, 4%, 3%, 2%, 2% and 1%, respectively, for the first eight years after purchase and a 12b-1 fee of 1% annually. Approximately 10 years after purchase Class X shares will automatically convert to Class A shares on a monthly basis. Class R and Z shares are not subject to a sales charge. Class R shares are subject to a 12b-1 fee of up to 0.75% annually. Class Z shares are not subject to a 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Customized Blend

The Customized Benchmark for the Target Growth Allocation Fund (Customized Blend) is a model portfolio consisting of the Russell 3000® Index (80%) and the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) (20%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is

Target Asset Allocation Funds/Target Growth Allocation Fund	3

Your Fund’s Performance (continued)

intended to provide a theoretical comparison to the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE ND Index is an unmanaged weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed. The Fund utilizes the net dividends (ND) version of the MSCI EAFE Index. The net dividends and gross dividends versions of the MSCI EAFE Index differ in that the net dividends returns reflect the impact of the maximum withholding taxes on reinvested dividends, while the gross dividends returns do not reflect the impact of withholding taxes on reinvested dividends. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. Investors cannot invest directly in an index. Customized Blend Closest Month-End to Inception cumulative total return as of 1/31/13 is 65.67% for Class R and Class X. Customized Blend Closest Month-End to Inception average annual total return as of 12/31/12 is 5.63% for Class R and Class X.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return as of 1/31/13 is 59.85% for Class R and Class X. S&P 500 Index Closest Month-End to Inception average annual total return as of 12/31/12 is 5.20% for Class R and Class X.

Lipper Large-Cap Core Funds Average

The Lipper Large-Cap Core Funds Average (Lipper Average) represents funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s US Domestic Equity large-cap floor. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. Lipper Average Closest Month-End to Inception cumulative total return as of 1/31/13 is 55.01% for Class R and Class X. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/12 is 4.72% for Class R and Class X.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes are measured from the closest month-end to inception date, and not from the Class’ actual inception date.

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Target Asset Allocation Funds/Target Growth Allocation Fund	5

Your Fund’s Performance (continued)

Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2013, of various securities indexes that are generally considered representative of broad market sectors. It does not reflect a mutual fund’s expenses. The performance cited does not represent the performance of the Target Growth Allocation Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index or average.

The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed. The Fund utilizes the net dividends (ND) version of the MSCI EAFE Index. The net dividends and gross dividends versions of the MSCI EAFE Index differ in that net dividends returns reflect the impact of the maximum withholding taxes on reinvested dividends, while the gross dividends returns do not reflect the impact of withholding taxes on reinvested dividends. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2012, at the beginning of the period, and held through the six-month period ended January 31, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments Funds, including the Target Asset Allocation Funds, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Target Asset Allocation Funds/Target Growth Allocation Fund	7

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Growth Allocation Fund		Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,118.20	1.59%	$8.49
	Hypothetical	$1,000.00	$1,017.19	1.59%	$8.08

Class B	Actual	$1,000.00	$1,114.80	2.34%	$12.47
	Hypothetical	$1,000.00	$1,013.41	2.34%	$11.88

Class C	Actual	$1,000.00	$1,114.60	2.34%	$12.47
	Hypothetical	$1,000.00	$1,013.41	2.34%	$11.88

Class R	Actual	$1,000.00	$1,118.20	1.67%	$8.92
	Hypothetical	$1,000.00	$1,016.79	1.67%	$8.49

Class X	Actual	$1,000.00	$1,118.40	1.58%	$8.44
	Hypothetical	$1,000.00	$1,017.24	1.58%	$8.03

Class Z	Actual	$1,000.00	$1,120.20	1.35%	$7.21
	Hypothetical	$1,000.00	$1,018.40	1.35%	$6.87

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2013, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Portfolio of Investments

as of January 31, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 95.2%
COMMON STOCKS 94.7%

Advertising
5,360	WPP PLC (United Kingdom)	$84,287

Aerospace & Defense 2.1%
543	AAR Corp.	10,236
32,300	BAE Systems PLC (United Kingdom)	173,969
3,000	Boeing Co. (The)	221,610
1,400	Elbit Systems Ltd. (Israel)	53,750
7,395	Embraer SA, ADR (Brazil)	243,813
16,100	Finmeccanica SpA (Italy)*	105,804
5,205	Hexcel Corp.*	139,442
4,100	Honeywell International, Inc.	279,784
3,400	Lockheed Martin Corp.	295,358
869	Moog, Inc. (Class A Stock)*	38,062
10,800	Northrop Grumman Corp.	702,432
9,625	Rockwell Collins, Inc.	566,720
38,339	Rolls-Royce Holdings PLC (United Kingdom)*	575,219
533	Teledyne Technologies, Inc.*	36,383
2,800	Thales SA (France)	100,805
937	Triumph Group, Inc.	65,937

		3,609,324

Agriculture
156,000	Golden Agri-Resources Ltd. (Mauritius)	80,039

Air Freight & Logistics
1,692	Atlas Air Worldwide Holdings, Inc.*	76,292

Airlines 0.1%
100,100	Air New Zealand Ltd. (New Zealand)	105,005
7,125	JetBlue Airways Corp.*	41,396
33,900	Qantas Airways Ltd. (Australia)*	54,087
1,844	US Airways Group, Inc.*	26,332

		226,820

Apparel & Textile 0.1%
550	Wolverine World Wide, Inc.	23,650
27,000	Yue Yuen Industrial Holdings Ltd. (Bermuda)	90,518

		114,168

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	9

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Auto Components 0.5%
16,030	Johnson Controls, Inc.	$498,373
2,700	Lear Corp.	132,300
4,600	Magna International, Inc. (Canada)	240,350

		871,023

Auto Parts & Equipment 0.5%
1,073	BorgWarner, Inc.*	79,595
3,465	Cie Generale des Etablissements Michelin (Class B Stock) (France)	322,416
1,000	Continental AG (Germany)	117,381
300	Georg Fischer AG (Switzerland)*	128,235
1,800	Keihin Corp. (Japan)	24,999
1,900	Valeo SA (France)	102,418
392	WABCO Holdings, Inc.*	24,563
11,000	Yokohama Rubber Co. Ltd. (The) (Japan)	84,685

		884,292

Automobile Manufacturers 0.6%
3,200	Daimler AG (Germany)	186,289
88	Hyundai Motor Co. (South Korea)	16,567
10,000	Nissan Motor Co. Ltd. (Japan)	102,356
1,700	Renault SA (France)	102,521
8,052	Toyota Motor Corp. (Japan)	384,351
1,100	Volkswagen AG (Germany)	253,982

		1,046,066

Banks 1.1%
7,100	Banco Espanol de Credito SA (Spain)	36,537
6,000	Bank of Queensland Ltd. (Australia)	51,431
3,284	FirstMerit Corp.	50,015
23,000	Fukuoka Financial Group, Inc. (Japan)	96,834
1,300	Fulton Financial Corp.	14,157
4,039	Julius Baer Group Ltd. (Switzerland)*	165,324
2,100	KBC Groep NV (Belgium)	82,789
104,201	Mitsubishi UFJ Financial Group, Inc. (Japan)	593,676
29,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	75,160
21,281	Royal Bank of Scotland Group PLC (United Kingdom)*	115,869
11,792	Standard Chartered PLC (United Kingdom)	313,726
740	UMB Financial Corp.	32,760
1,229	United Bankshares, Inc.	31,327
6,000	Westpac Banking Corp. (Australia)	175,440

		1,835,045

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Beverages 0.9%
6,000	Coca-Cola West Co. Ltd. (Japan)	$94,680
8,046	Diageo PLC (United Kingdom)	239,522
4,600	Molson Coors Brewing Co. (Class B Stock)	207,828
9,030	PepsiCo, Inc.	657,835
764	Pernod-Ricard SA (France)	95,644
4,181	SABMiller PLC (United Kingdom)	208,878

		1,504,387

Biotechnology 2.7%
1,648	Acorda Therapeutics, Inc.*	47,594
2,620	Alexion Pharmaceuticals, Inc.*	246,254
2,400	Amgen, Inc.	205,104
2,244	Ariad Pharmaceuticals, Inc.*	44,611
10,869	Biogen Idec, Inc.*	1,696,434
5,488	Celgene Corp.*	543,092
40,975	Gilead Sciences, Inc.*	1,616,464
4,342	Halozyme Therapeutics, Inc.*	29,048
805	Seattle Genetics, Inc.*	23,707
1,225	United Therapeutics Corp.*	66,015

		4,518,323

Building Materials & Construction
344	Apogee Enterprises, Inc.	8,411
700	Lennox International, Inc.	40,257

		48,668

Building Products
200	A.O. Smith Corp.	13,856

Business Services 0.3%
964	MasterCard, Inc. (Class A Stock)	499,738
772	URS Corp.	32,022

		531,760

Capital Markets 0.4%
1,600	Goldman Sachs Group, Inc. (The)	236,576
4,800	Morgan Stanley	109,680
7,300	State Street Corp.	406,245

		752,501

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	11

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Chemicals 3.8%
2,510	Airgas, Inc.	$239,052
800	Arkema SA (France)	91,244
10,000	Asahi Kasei Corp. (Japan)	57,740
1,494	Axiall Corp.	83,933
2,300	BASF SE (Germany)	233,157
800	Bayer AG (Germany)	78,948
1,000	CF Industries Holdings, Inc.	229,170
11,225	E.I. du Pont de Nemours & Co.	532,626
2,588	Huntsman Corp.	45,627
20,500	Kingboard Chemical Holdings Ltd. (Cayman Islands)	67,669
2,000	Koninklijke DSM NV (Netherlands)	122,622
1,100	Kraton Performance Polymers, Inc.*	28,875
900	Lanxess AG (Germany)	76,009
16,717	LyondellBasell Industries NV (Class A Stock) (Netherlands)	1,060,192
13,175	Monsanto Co.	1,335,286
7,000	Nippon Shokubai Co. Ltd. (Japan)	67,669
5,080	Potash Corp. of Saskatchewan, Inc. (Canada)	215,900
1,500	PPG Industries, Inc.	206,805
9,667	Praxair, Inc.	1,066,947
1,178	Quaker Chemical Corp.	67,346
735	Scotts Miracle-Gro Co. (The) (Class A Stock)	32,134
475	Syngenta AG (Switzerland)	205,074
24,000	Toagosei Co. Ltd. (Japan)	98,945
980	Valspar Corp. (The)	64,954
1,300	Yara International ASA (Norway)	69,368

		6,377,292

Clothing & Apparel 0.8%
3,320	Adidas AG (Germany)	308,564
16,410	NIKE, Inc. (Class B Stock)	886,960
1,058	VF Corp.	156,140

		1,351,664

Commercial Banks 3.0%
42,000	Aozora Bank Ltd. (Japan)	118,038
3,175	Associated Banc-Corp.	45,307
12,700	Bank Hapoalim BM (Israel)*	53,450
16,135	CIT Group, Inc.*	683,317
1,193	Citizens Republic Bancorp, Inc.*	24,361
16,600	Fifth Third Bancorp	270,414

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
1,025	Hancock Holding Co.	$30,976
1,272	Home Loan Servicing Solutions Ltd. (Cayman Islands)	27,653
10,700	PNC Financial Services Group, Inc.	661,260
975	Prosperity Bancshares, Inc.	43,982
17,100	Regions Financial Corp.	133,038
2,408	Societe Generale (France)*	108,795
28,920	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	106,895
6,600	Swedbank AB (Class A Stock) (Sweden)	155,713
1,656	Trustmark Corp.	38,303
7,900	U.S. Bancorp	261,490
1,950	Webster Financial Corp.	43,388
63,530	Wells Fargo & Co.	2,212,750

		5,019,130

Commercial Services 0.5%
1,325	Corrections Corp. of America	50,204
2,340	FleetCor Technologies, Inc.*	140,026
3,136	GEO Group, Inc. (The)	102,296
2,275	KAR Auction Services, Inc.	48,526
1,125	McGrath RentCorp.	33,626
11,571	Monster Worldwide, Inc.*	67,112
8,200	Nichii Gakkan Co. (Japan)	70,571
1,843	PAREXEL International Corp.*	62,386
833	Sotheby’s	29,921
5,220	Verisk Analytics, Inc. (Class A Stock)*	287,935

		892,603

Communications Equipment 0.3%
22,000	Cisco Systems, Inc.	452,540

Computer Hardware 0.9%
3,239	Apple, Inc.	1,474,749

Computer Services & Software 1.6%
6,516	Accenture PLC (Class A Stock) (Ireland)	468,435
325	ACI Worldwide, Inc.*	15,451
11,969	Cognizant Technology Solutions Corp. (Class A Stock)*	935,736
21,132	EMC Corp.*	520,059
3,147	Fortinet, Inc.*	74,238
1,180	Fusion-io, Inc.*	20,626

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	13

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Computer Services & Software (cont’d.)
990	Global Payments, Inc.	$48,767
350	Manhattan Associates, Inc.*	23,979
2,313	Riverbed Technology, Inc.*	44,872
1,183	salesforce.com, Inc.*	203,630
3,777	SAP AG (Germany)	309,446
4,400	Tieto Oyj (Finland)	98,038

		2,763,277

Computers & Peripherals 0.5%
47,300	Hewlett-Packard Co.	780,923

Construction 0.2%
26,625	Downer EDI Ltd. (Australia)*	124,940
2,732	Meritage Homes Corp.*	120,864
1,250	Texas Industries, Inc.*	71,050

		316,854

Consumer Finance 0.8%
2,280	American Express Co.	134,087
17,530	Capital One Financial Corp.	987,290
850	First Cash Financial Services, Inc.*	45,313
13,400	SLM Corp.	226,326

		1,393,016

Consumer Products & Services 0.6%
6,624	Estee Lauder Cos., Inc. (The) (Class A Stock)	403,600
23,300	Pace PLC (United Kingdom)	83,404
59,700	Pacific Brands Ltd. (Australia)	43,579
5,673	Reckitt Benckiser Group PLC (United Kingdom)	378,068
685	Snap-on, Inc.	55,499
1,512	Vitamin Shoppe, Inc.*	92,353

		1,056,503

Containers & Packaging 0.1%
1,125	Packaging Corp. of America	43,234
1,125	Silgan Holdings, Inc.	48,262

		91,496

Cosmetics & Toiletries 0.1%
5,860	Natura Cosmeticos SA (Brazil)	158,024

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Distribution/Wholesale 0.8%
3,110	LKQ Corp.*	$69,633
17,000	Marubeni Corp. (Japan)	124,742
3,700	Mitsui & Co. Ltd. (Japan)	55,877
7,600	Sumitomo Corp. (Japan)	98,236
2,800	Toyota Tsusho Corp. (Japan)	66,536
4,342	W.W. Grainger, Inc.	945,775

		1,360,799

Diversified Consumer Services 0.2%
16,000	H&R Block, Inc.	364,320

Diversified Financial Services 3.3%
1,851	Affiliated Managers Group, Inc.*	266,414
49,207	Bank of America Corp.	557,023
4,130	BlackRock, Inc.	975,836
22,900	Challenger Ltd. (Australia)	91,938
42,238	Citigroup, Inc.	1,780,754
2,100	Fuyo General Lease Co. Ltd. (Japan)	75,094
18,900	Intermediate Capital Group PLC (United Kingdom)	105,993
96	Japan Exchange Group, Inc. (Japan)	5,774
32,300	JPMorgan Chase & Co.	1,519,715
1,325	LPL Financial Holdings, Inc.	44,123
31,300	Old Mutual PLC (United Kingdom)	93,028
9,800	Tullett Prebon PLC (United Kingdom)	37,303

		5,552,995

Diversified Manufacturing 0.5%
16,105	Ingersoll-Rand PLC (Ireland)	827,636

Diversified Operations 0.3%
3,047	LVMH Moet Hennessy Louis Vuitton SA (France)	574,449

Diversified Telecommunication Services 0.4%
18,100	AT&T, Inc.	629,699

Electric 0.1%
3,600	E.ON SE (Germany)	62,591
2,100	RWE AG (Germany)	78,997

		141,588

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	15

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Electric Utilities 0.9%
9,100	American Electric Power Co., Inc.	$412,139
4,900	Edison International	236,131
32,300	Enel SpA (Italy)	140,868
15,200	Exelon Corp.	477,888
10,800	PPL Corp.	327,132

		1,594,158

Electrical Equipment
925	GrafTech International Ltd.*	8,880

Electronic Components & Equipment 1.2%
20,475	Agilent Technologies, Inc.	916,871
3,830	AMETEK, Inc.	156,992
3,230	Broadcom Corp. (Class A Stock)	104,814
1,398	Checkpoint Systems, Inc.*	16,860
1,799	Coherent, Inc.	99,683
1,387	EnerSys*	56,770
982	Fanuc Corp. (Japan)	153,026
1,873	FLIR Systems, Inc.	44,521
1,273	General Cable Corp.*	42,798
3,315	InvenSense, Inc.*	48,399
1,248	Littelfuse, Inc.	79,884
171	Samsung Electronics Co. Ltd. (South Korea)	227,388
715	Universal Display Corp.*	19,891
1,783	Universal Electronics, Inc.*	34,055

		2,001,952

Electronic Equipment & Instruments 0.4%
37,800	Corning, Inc.	453,600
913	Itron, Inc.*	42,354
300	ScanSource, Inc.*	8,718
6,275	TE Connectivity Ltd. (Switzerland)	243,972

		748,644

Energy Equipment & Services 0.3%
2,500	Diamond Offshore Drilling, Inc.	187,725
449	Dril-Quip, Inc.*	36,409
3,300	Ensco PLC (Class A Stock) (United Kingdom)	209,781
600	Oil States International, Inc.*	46,548

		480,463

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Engineering & Construction 0.1%
1,970	Fluor Corp.	$127,715
1,675	MasTec, Inc.*	47,403
2,800	NCC AB (Class B Stock) (Sweden)	65,267

		240,385

Entertainment & Leisure 0.6%
1,716	Bally Technologies, Inc.*	82,642
6,365	Carnival PLC (United Kingdom)	258,529
4,600	Heiwa Corp. (Japan)	77,870
1,320	International Speedway Corp. (Class A Stock)	36,181
5,450	Las Vegas Sands Corp.	301,112
1,159	Life Time Fitness, Inc.*	58,796
2,552	Pinnacle Entertainment, Inc.*	39,684
4,587	SHFL Entertainment, Inc.*	67,888
24,000	Thomas Cook Group PLC (United Kingdom)*	25,598

		948,300

Environmental Control
1,887	Waste Connections, Inc.	67,970

Financial—Bank & Trust 1.3%
2,119	Astoria Financial Corp.	20,639
7,500	Banco Bilbao Vizcaya Argentaria SA (Spain)	74,594
8,900	Banco Santander SA (Spain)	74,669
36,100	Barclays PLC (United Kingdom)	172,336
1,900	BNP Paribas (France)	119,213
33,537	China Merchants Bank Co. Ltd. (Class H Stock) (China)	80,346
7,300	Credit Agricole SA (France)*	72,159
7,600	Credit Suisse Group AG (Switzerland)*	224,647
8,000	DBS Group Holdings Ltd. (Singapore)	96,699
7,184	Deutsche Bank AG (Germany)	372,715
3,758	Dexia SA (Belgium)*	204
28,532	HSBC Holdings PLC (United Kingdom)	324,854
84,200	Mizuho Financial Group, Inc. (Japan)	168,501
7,800	National Australia Bank Ltd. (Australia)	222,541
5,700	Sumitomo Mitsui Financial Group, Inc. (Japan)	228,760

		2,252,877

Financial Services 2.1%
14,030	CME Group, Inc.	811,495

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	17

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Financial Services (cont’d.)
8,300	DnB ASA (Norway)	$116,077
1,188	Eaton Vance Corp.	43,006
2,600	Hitachi Capital Corp. (Japan)	51,775
15,835	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	300,349
384,733	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	289,713
700	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	128,644
10,900	Permanent TSB Group Holdings PLC (Ireland)*	607
1,319	Raymond James Financial, Inc.	58,867
10,659	Visa, Inc. (Class A Stock)	1,683,163

		3,483,696

Food 1.1%
11,800	Dairy Crest Group PLC (United Kingdom)	77,928
1,527	Danone (France)	105,824
2,500	Delhaize Group (Belgium)	118,518
1,111	Fresh Market, Inc. (The)*	54,317
34,500	J. Sainsbury PLC (United Kingdom)	180,948
15,200	Koninklijke Ahold NV (Netherlands)	223,308
34,870	Marston’s PLC (United Kingdom)	73,886
28,600	Metcash Ltd. (Australia)	113,629
29,000	Morinaga Milk Industry Co. Ltd. (Japan)	93,236
2,239	Nestle SA (Switzerland)	157,213
36,100	Parmalat SpA (Italy)	90,533
750	Post Holdings, Inc.*	28,493
28,400	Tesco PLC (United Kingdom)	160,485
3,000	Toyo Suisan Kaisha Ltd. (Japan)	83,263
730	United Natural Foods, Inc.*	39,405
2,920	WhiteWave Foods Co. (Class A Stock)*	47,275
47,000	WM Morrison Supermarkets PLC (United Kingdom)	187,100

		1,835,361

Food & Staples Retailing 1.1%
929	BJ’s Restaurants, Inc.*	29,700
13,370	CVS Caremark Corp.	684,544
15,800	Kroger Co. (The)	437,660
2,800	Wal-Mart Stores, Inc.	195,860
11,300	Walgreen Co.	451,548

		1,799,312

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Food Products 0.5%
13,100	ConAgra Foods, Inc.	$428,239
2,000	General Mills, Inc.	83,880
900	Kraft Foods Group, Inc.	41,598
5,000	Megmilk Snow Brand Co. Ltd. (Japan)	86,227
9,770	Mondelez International, Inc.	271,508

		911,452

Gas Utilities 0.1%
1,350	Atmos Energy Corp.	50,436
911	South Jersey Industries, Inc.	49,449

		99,885

Hand/Machine Tools 0.2%
873	Franklin Electric Co., Inc.	58,072
678	Regal-Beloit Corp.	50,281
3,240	Stanley Black & Decker, Inc.	248,929

		357,282

Healthcare Equipment & Supplies 0.5%
2,123	Arthrocare Corp.*	77,341
10,100	Medtronic, Inc.	470,660
725	Teleflex, Inc.	54,375
1,394	Thoratec Corp.*	50,923
2,500	Zimmer Holdings, Inc.	186,500

		839,799

Healthcare Products 1.0%
1,217	Cantel Medical Corp.	38,226
1,789	Cooper Cos., Inc. (The)	181,315
9,641	Covidien PLC (Ireland)	601,020
1,454	Intuitive Surgical, Inc.*	835,149

		1,655,710

Healthcare Providers & Services 0.6%
1,243	Amedisys, Inc.*	13,822
8,200	CIGNA Corp.	478,388
500	LifePoint Hospitals, Inc.*	21,855
653	MEDNAX, Inc.*	55,871
5,700	WellPoint, Inc.	369,474

		939,410

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	19

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Healthcare Services 0.6%
17,595	Aetna, Inc.	$848,607
1,275	Air Methods Corp.	55,743
2,112	Centene Corp.*	91,154
662	Covance, Inc.*	44,162
3,350	Health Management Associates, Inc. (Class A Stock)*	34,974
1,180	Healthways, Inc.*	12,413

		1,087,053

Healthcare Technology
14,700	AGFA-Gevaert NV (Belgium)*	29,740

Holding Companies 0.1%
35,000	Dah Chong Hong Holdings Ltd. (Hong Kong)	40,437
50,000	First Pacific Co. Ltd. (Bermuda)	64,342

		104,779

Hotels, Restaurants & Leisure 2.4%
1,225	Chipotle Mexican Grill, Inc.*	376,087
1,050	Choice Hotels International, Inc.	37,842
425	Jack in the Box, Inc.*	12,338
5,665	McDonald’s Corp.	539,818
2,896	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	33,652
18,967	Starwood Hotels & Resorts Worldwide, Inc.	1,164,763
9,120	Wynn Resorts Ltd.	1,142,006
10,185	Yum! Brands, Inc.	661,414

		3,967,920

Household Durables
875	Harman International Industries, Inc.	39,182
575	Ryland Group, Inc. (The)	22,839

		62,021

Household Products 0.3%
945	Helen of Troy Ltd. (Bermuda)*	34,209
5,300	Kimberly-Clark Corp.	474,403
450	WD-40 Co.	24,039

		532,651

Independent Power Producers & Energy Traders 0.2%
12,800	NRG Energy, Inc.	307,200

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Industrial Conglomerates 0.3%
23,500	General Electric Co.	$523,580

Industrial Products 0.9%
1,358	Harsco Corp.	34,615
7,664	Precision Castparts Corp.	1,405,578

		1,440,193

Insurance 4.1%
1,640	ACE Ltd. (Switzerland)	139,941
53,904	AIA Group Ltd. (Hong Kong)	214,423
2,612	Allianz SE (Germany)	373,629
26,200	Allstate Corp. (The)	1,150,180
3,276	American Equity Investment Life Holding Co.	44,161
26,874	American International Group, Inc.*	1,016,643
450	Aspen Insurance Holdings Ltd. (Bermuda)	15,350
17,500	Aviva PLC (United Kingdom)	101,777
1,400	Baloise Holding AG (Switzerland)	126,762
18,200	Beazley PLC (United Kingdom)	52,967
4,325	CNO Financial Group, Inc.	44,418
1,200	Hannover Rueckversicherung AG (Germany)	96,881
1,237	HCC Insurance Holdings, Inc.	47,847
100	Helvetia Holding AG (Switzerland)	40,822
9,400	ING Groep NV, CVA (Netherlands)*	95,073
47,100	Legal & General Group PLC (United Kingdom)	113,843
24,855	Marsh & McLennan Cos., Inc.	881,855
19,321	MetLife, Inc.	721,446
1,501	Protective Life Corp.	47,492
717	Reinsurance Group of America, Inc.	41,149
2,500	SCOR SE (France)	71,963
825	State Auto Financial Corp.	12,557
1,000	Swiss Life Holding AG (Switzerland)*	150,321
2,400	Swiss Re AG (Switzerland)*	178,672
1,725	Tower Group, Inc.	33,293
3,300	Travelers Cos., Inc. (The)	258,918
1,449	United Fire Group, Inc.	33,602
20,600	Unum Group	480,186
1,768	Validus Holdings Ltd. (Bermuda)	64,373
2,500	XL Group PLC (Ireland)	69,300
500	Zurich Insurance Group AG (Switzerland)*	143,838

		6,863,682

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	21

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Internet Services 3.0%
1,848	Amazon.com, Inc.*	$490,644
368	Angie’s List, Inc.*	4,618
1,495	Digital River, Inc.*	21,707
3,494	Equinix, Inc.*	752,712
2,890	Google, Inc. (Class A Stock)*	2,183,944
1,735	priceline.com, Inc.*	1,189,291
1,080	Rackspace Hosting, Inc.*	81,378
3,256	Tencent Holdings Ltd. (Cayman Islands)	113,944
4,358	TIBCO Software, Inc.*	102,152
2,018	Trulia, Inc.*	53,053

		4,993,443

Internet Software & Services 1.6%
2,210	Baidu, Inc., ADR (Cayman Islands)*	239,343
28,865	eBay, Inc.*	1,614,420
4,890	Facebook, Inc. (Class A Stock)*	151,443
780	LinkedIn Corp. (Class A Stock)*	96,556
900	MercadoLibre, Inc.	79,560
11,160	Oracle Corp.	396,292
3,530	Yandex NV (Class A Stock) (Netherlands)*	85,461

		2,663,075

Investment Companies 0.1%
3,700	Ares Capital Corp.	66,267
2,565	KKR Financial Holdings LLC	28,189

		94,456

IT Services
1,650	Broadridge Financial Solutions, Inc.	38,890

Leisure Equipment & Products 0.2%
6,200	Mattel, Inc.	233,306
1,554	Polaris Industries, Inc.	135,338

		368,644

Life Sciences Tools & Services 0.3%
6,985	Thermo Fisher Scientific, Inc.	503,898

Machinery 1.5%
1,600	Actuant Corp. (Class A Stock)	47,168
2,300	Alstom SA (France)	102,088

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Machinery (cont’d.)
363	Chart Industries, Inc.*	$24,027
8,098	Cummins, Inc.	929,893
5,600	PACCAR, Inc.	263,536
2,300	Parker Hannifin Corp.	213,831
15,155	Pentair Ltd. (Switzerland)	768,056
1,280	Roper Industries, Inc.	150,336
250	Valmont Industries, Inc.	36,430
846	Woodward, Inc.	32,495

		2,567,860

Machinery & Equipment 0.3%
300	Bucher Industries AG (Switzerland)	62,964
889	Colfax Corp.*	39,658
750	Deere & Co.	70,545
8,400	Kyowa Exeo Corp. (Japan)	85,428
1,900	Rheinmetall AG (Germany)	101,154
2,230	Terex Corp.*	72,208

		431,957

Machinery—Construction & Mining 0.1%
8,658	Komatsu Ltd. (Japan)	230,545

Manufacturing 0.9%
20,023	Danaher Corp.	1,199,979
2,764	Siemens AG (Germany)	303,387

		1,503,366

Media 3.6%
30,247	CBS Corp. (Class B Stock)	1,261,905
9,070	Comcast Corp. (Class A Stock)	345,386
35,327	Comcast Corp. (Special Class A Stock)	1,297,561
4,100	Discovery Communications, Inc. (Class A Stock)*	284,458
15,000	Interpublic Group of Cos., Inc. (The)	181,650
7,431	Liberty Global, Inc. (Class A Stock)*	507,463
17,080	News Corp. (Class A Stock)	473,799
8,328	Pearson PLC (United Kingdom)	157,705
4,318	Publicis Groupe SA (France)	282,916
84,300	Southern Cross Media Group Ltd. (Australia)	104,171
2,270	Time Warner Cable, Inc.	202,802
8,200	Time Warner, Inc.	414,264

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	23

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Media (cont’d.)
4,170	Viacom, Inc. (Class B Stock)	$251,659
5,160	Walt Disney Co. (The)	278,021

		6,043,760

Medical Supplies & Equipment 0.3%
4,297	Fresenius Medical Care AG & Co. KGaA (Germany)	302,982
550	HeartWare International, Inc.*	49,709
1,725	PSS World Medical, Inc.*	49,904
1,501	Sirona Dental Systems, Inc.*	99,772

		502,367

Metals & Mining 1.0%
1,307	AMCOL International Corp.	38,596
3,900	ArcelorMittal (Luxembourg)	66,801
78,500	Arrium Ltd. (Australia)	78,176
14,600	Bodycote PLC (United Kingdom)	106,978
5,400	Boliden AB (Sweden)	99,883
300	Carpenter Technology Corp.	15,699
13,700	Freeport-McMoRan Copper & Gold, Inc.	482,925
1,850	Globe Specialty Metals, Inc.	28,046
3,126	Joy Global, Inc.	197,470
991	Northwest Pipe Co.*	24,428
625	Reliance Steel & Aluminum Co.	40,450
1,000	Rio Tinto Ltd. (Australia)	69,200
2,403	RTI International Metals, Inc.*	68,245
5,160	Teck Resources Ltd. (Class B Stock) (Canada)	188,055
839	Timken Co.	44,979
2,300	Voestalpine AG (Austria)	84,225

		1,634,156

Miscellaneous Manufacturing 0.1%
7,500	Alent PLC (United Kingdom)*	39,813
318,000	Singamas Container Holdings Ltd. (Hong Kong)	91,848
7,500	Vesuvius PLC (United Kingdom)	43,107

		174,768

Multi-Line Insurance 0.1%
7,300	AXA SA (France)	135,198

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Multi-Line Retail 0.4%
16,900	J.C. Penney Co., Inc.*	$343,577
6,400	Macy’s, Inc.	252,864

		596,441

Multi-Utilities 0.2%
13,400	Public Service Enterprise Group, Inc.	417,812

Office Electronics 0.3%
55,400	Xerox Corp.	443,754

Oil & Gas 1.5%
1,890	Anadarko Petroleum Corp.	151,238
4,608	Cenovus Energy, Inc. (Canada)	152,969
1,613	Geospace Technologies Corp.*	145,428
1,460	Gulfport Energy Corp.*	60,254
22,639	National Oilwell Varco, Inc.	1,678,455
1,730	Noble Corp. (Switzerland)	70,065
3,854	Oasis Petroleum, Inc.*	138,282
2,550	Precision Drilling Corp (Canada)	23,332
4,700	Statoil ASA (Norway)	125,181
1,570	Thermon Group Holdings, Inc.*	37,994

		2,583,198

Oil, Gas & Consumable Fuels 6.7%
2,356	Air Liquide SA (France)	301,150
41,600	BP PLC (United Kingdom)	307,949
3,357	BP PLC, ADR (United Kingdom)	149,454
3,430	Cabot Oil & Gas Corp.	181,035
3,930	Cameron International Corp.*	248,808
11,300	Chesapeake Energy Corp.	228,034
5,600	Chevron Corp.	644,840
147,653	CNOOC Ltd. (Hong Kong)	305,000
7,500	ConocoPhillips	435,000
461	Core Laboratories NV (Netherlands)	58,842
3,388	Dresser-Rand Group, Inc.*	206,837
8,900	ENI SpA (Italy)	223,440
1,890	EOG Resources, Inc.	236,212
2,700	FMC Technologies, Inc.*	127,845
7,300	Gas Natural SDG SA (Spain)	145,754
9,400	JX Holdings, Inc. (Japan)	55,509

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	25

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
2,565	Lufkin Industries, Inc.	$148,539
22,700	Marathon Oil Corp.	762,947
5,000	Murphy Oil Corp.	297,600
3,808	Newpark Resources, Inc.*	32,825
1,790	Noble Energy, Inc.	192,944
2,000	Olsen (Fred) Energy ASA (Norway)	95,554
4,900	OMV AG (Austria)	201,991
877	ONEOK, Inc.	41,228
10,600	Phillips 66	642,042
1,570	Pioneer Natural Resources Co.	184,538
5,300	Repsol SA (Spain)	118,343
7,100	Royal Dutch Shell PLC (Class A Stock), ADR (United Kingdom)	500,692
16,600	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	603,952
7,200	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	523,584
20,937	Schlumberger Ltd. (Netherlands)	1,634,133
1,569	Swift Energy Co.*	23,645
4,800	Total SA (France)	260,240
18,100	Total SA, ADR (France)	982,649
4,654	Tullow Oil PLC (United Kingdom)	83,998
1,008	WGL Holdings, Inc.	42,265

		11,229,418

Paper & Forest Products 0.4%
11,300	International Paper Co.	468,046
9,400	Mondi PLC (United Kingdom)	111,365
7,900	Smurfit Kappa Group PLC (Ireland)	109,679

		689,090

Pharmaceuticals 6.7%
20,305	Abbott Laboratories	687,933
21,015	AbbVie, Inc.	771,040
2,594	Allergan, Inc.	272,396
6,700	AstraZeneca PLC (United Kingdom)	324,416
12,600	AstraZeneca PLC, ADR (United Kingdom)	607,068
438	BioMarin Pharmaceutical, Inc.*	24,042
39,309	Bristol-Myers Squibb Co.	1,420,627
4,168	Catamaran Corp (Canada)*	216,278
6,200	Eli Lilly & Co.	332,878
20,335	Endo Health Solutions, Inc.*	643,806
8,146	Express Scripts Holding Co.*	435,159

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
2,900	GlaxoSmithKline PLC (United Kingdom)	$66,484
3,000	H. Lundbeck A/S (Denmark)	47,446
13,700	Johnson & Johnson	1,012,704
2,300	Kyorin Holdings, Inc. (Japan)	46,883
3,329	Mead Johnson Nutrition Co.	253,004
12,700	Merck & Co., Inc.	549,275
400	Merck KGaA (Germany)	55,642
2,268	Natural Grocers By Vitamin Cottage, Inc.*	46,585
6,712	Novartis AG (Switzerland)	457,276
2,900	Novartis AG, ADR (Switzerland)	196,678
2,250	Novo Nordisk A/S (Class B Stock) (Denmark)	413,990
666	Onyx Pharmaceuticals, Inc.*	51,628
8,000	Otsuka Holdings Co. Ltd. (Japan)	257,904
1,010	Perrigo Co.	101,515
24,300	Pfizer, Inc.	662,904
700	Roche Holding AG (Switzerland)	154,915
1,309	Salix Pharmaceuticals Ltd.*	62,701
3,800	Sanofi (France)	370,769
4,700	Sanofi, ADR (France)	228,796
4,300	Shionogi & Co. Ltd. (Japan)	76,835
43,099	Sinopharm Group Co. Ltd. (Class H Stock) (China)	131,986
2,300	Teva Pharmaceutical Industries Ltd. (Israel)	85,452
3,752	Teva Pharmaceutical Industries Ltd., ADR (Israel)	142,538
2,018	Theravance, Inc.*	44,901
1,060	Zoetis, Inc.	27,560

		11,282,014

Pipelines 0.3%
14,606	Kinder Morgan, Inc.	547,141

Professional Services 0.1%
575	ICF International, Inc.*	13,162
3,100	Manpower, Inc.	159,650
775	Towers Watson & Co. (Class A Stock)	47,337

		220,149

Real Estate 0.2%
7,000	Cheung Kong Holdings Ltd. (Hong Kong)	114,810
16,600	Lend Lease Group (Australia)	179,336

		294,146

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	27

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Investment Trusts 1.2%
17,639	American Tower Corp.	$1,343,210
15,500	Annaly Capital Management, Inc.	230,485
1,275	Associated Estates Realty Corp.	20,591
1,650	Excel Trust, Inc.	20,757
2,732	First Potomac Realty Trust	37,429
3,150	Hersha Hospitality Trust	16,632
1,125	Highwoods Properties, Inc.	40,500
10,100	Kimco Realty Corp.	209,777
800	LaSalle Hotel Properties	21,840
3,235	Medical Properties Trust, Inc.	43,511
1,030	Redwood Trust, Inc.	19,673
3,565	Two Harbors Investment Corp.	44,277

		2,048,682

Retail 2.0%
4,400	Aoyama Trading Co. Ltd. (Japan)	86,128
2,253	AutoZone, Inc.*	832,934
545	Chuy’s Holdings, Inc.*	15,467
40,900	Debenhams PLC (United Kingdom)	65,710
10,426	Dollar General Corp.*	481,890
5,620	Foot Locker, Inc.	193,047
2,327	Genesco, Inc.*	145,042
8,221	GNC Holdings, Inc. (Class A Stock)	295,463
2,100	K’s Holdings Corp. (Japan)	57,205
59,129	Kingfisher PLC (United Kingdom)	252,920
425	Lithia Motors, Inc. (Class A Stock)	18,390
8,284	Lululemon Athletica, Inc.*	571,596
15,600	Marks & Spencer Group PLC (United Kingdom)	93,943
132	Swatch Group AG (The) (Switzerland)	72,436
1,250	Tractor Supply Co.	129,588
700	Tsuruha Holdings, Inc. (Japan)	58,636

		3,370,395

Retail & Merchandising 2.9%
2,026	Cash America International, Inc.	97,065
2,461	Chico’s FAS, Inc.	44,126
3,200	Costco Wholesale Corp.	327,488
13,190	Kohl’s Corp.	610,565
34,637	Lowe’s Cos., Inc.	1,322,787
40,100	Myer Holdings Ltd. (Australia)	104,122

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Retail & Merchandising (cont’d.)
2,180	PetSmart, Inc.	$142,594
3,600	Shimachu Co. Ltd. (Japan)	76,256
15,519	Starbucks Corp.	870,926
3,909	Target Corp.	236,143
17,123	TJX Cos., Inc. (The)	773,617
73,300	Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	237,173

		4,842,862

Retail Apparel 0.2%
6,909	Hennes & Mauritz AB (Class B Stock) (Sweden)	254,502

Road & Rail 0.2%
4,000	Norfolk Southern Corp.	275,480

Semiconductor Components 0.1%
10,148	ARM Holdings PLC (United Kingdom)	138,897

Semiconductors 0.4%
6,830	Altera Corp.	228,259
2,206	ASML Holding NV (Netherlands)	165,639
1,108	Cabot Microelectronics Corp.	40,952
1,785	Cavium, Inc.*	59,690
1,975	Microsemi Corp.*	41,317
1,525	Skyworks Solutions, Inc.*	36,509
2,743	Teradyne, Inc.*	44,327
1,394	Veeco Instruments, Inc.*	43,841

		660,534

Semiconductors & Semiconductor Equipment 1.1%
4,073	Entegris, Inc.*	40,160
1,059	EZchip Semiconductor Ltd. (Israel)*	32,606
250	Hittite Microwave Corp.*	15,345
21,200	Intel Corp.	446,048
1,585	International Rectifier Corp.*	30,892
4,100	KLA-Tencor Corp.	225,131
6,330	Linear Technology Corp.	231,804
850	MKS Instruments, Inc.	23,630
1,100	Semtech Corp.*	33,176
22,935	Texas Instruments, Inc.	758,690

		1,837,482

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	29

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Software 2.1%
7,805	CA, Inc.	$193,720
1,688	Cerner Corp.*	139,345
5,084	Check Point Software Technologies Ltd. (Israel)*	254,200
2,725	Citrix Systems, Inc.*	199,361
2,607	Compuware Corp.*	30,293
500	Concur Technologies, Inc.*	33,450
1,576	Cornerstone OnDemand, Inc.*	51,504
859	Demandware, Inc.*	27,308
24,845	Electronic Arts, Inc.*	390,812
772	Guidewire Software, Inc.*	25,569
3,446	MedAssets, Inc.*	67,369
70,760	Microsoft Corp.	1,943,777
3,840	PTC, Inc.*	89,011
2,578	QLIK Technologies, Inc.*	57,257
1,275	SS&C Technologies Holdings, Inc.*	28,853
1,225	Verint Systems, Inc.*	41,405

		3,573,234

Specialty Retail 1.2%
2,942	Aaron’s, Inc.	87,230
400	DSW, Inc. (Class A Stock)	26,772
2,055	Francesca’s Holdings Corp.*	58,362
625	Group 1 Automotive, Inc.	42,338
11,367	Home Depot, Inc. (The)	760,680
4,309	Limited Brands, Inc.	206,918
4,497	Ross Stores, Inc.	268,471
20,800	Staples, Inc.	280,384
2,950	Tiffany & Co.	193,962
2,946	Urban Outfitters, Inc.*	126,059

		2,051,176

Telecommunications 2.0%
46,200	BT Group PLC (United Kingdom)	182,156
152,600	Cable & Wireless Communications PLC (United Kingdom)	98,963
11,970	CenturyLink, Inc.	484,187
5,800	Freenet AG (Germany)	124,940
705	IPG Photonics Corp.	46,163
4,257	KDDI Corp. (Japan)	316,557
6,800	Koninklijke KPN NV (Netherlands)	38,280
3,384	Motorola Solutions, Inc.	197,592

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Telecommunications (cont’d.)
1,680	NICE Systems Ltd., ADR (Israel)*	$61,975
4,300	Nippon Telegraph & Telephone Corp. (Japan)	180,097
100	NTT DoCoMo, Inc. (Japan)	151,895
18,496	QUALCOMM, Inc.	1,221,291
495	SBA Communications Corp. (Class A Stock)*	34,482
92,200	Telecom Italia SpA (Italy)	91,638
10,700	Vivendi (France)	229,403

		3,459,619

Textiles, Apparel & Luxury Goods 0.1%
6,911	Burberry Group PLC (United Kingdom)	148,738
21,200	Kurabo Industries Ltd. (Japan)	35,934
1,049	Steven Madden Ltd.*	48,338

		233,010

Tobacco 0.4%
7,100	Altria Group, Inc.	239,128
4,245	British American Tobacco PLC (United Kingdom)	221,029
1,850	Philip Morris International, Inc.	163,096

		623,253

Trading Companies & Distributors 0.2%
4,930	United Rentals, Inc.*	249,556
675	WESCO International, Inc.*	49,228

		298,784

Transportation 1.1%
1,315	Bristow Group, Inc.	74,929
1,448	Canadian National Railway Co. (Canada)	138,978
4,200	Deutsche Post AG (Germany)	98,629
4,128	Expeditors International of Washington, Inc.	177,091
200	GATX Corp.	9,470
2,160	Kansas City Southern	201,118
869	Landstar System, Inc.	49,568
2,823	Quality Distribution, Inc.*	20,918
19,000	Sankyu, Inc. (Japan)	75,007
10,000	Seino Holdings Co. Ltd. (Japan)	68,128
19,800	Toll Holdings Ltd. (Australia)	108,812
6,927	Union Pacific Corp.	910,623

		1,933,271

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	31

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Wireless Telecommunication Services 0.6%
162,370	Vodafone Group PLC (United Kingdom)	$443,188
20,700	Vodafone Group PLC, ADR (United Kingdom)	565,524

		1,008,712

	TOTAL COMMON STOCKS (cost $126,921,888)	159,760,202

PREFERRED STOCKS 0.5%

Automobile Manufacturers 0.2%
1,291	Volkswagen AG (PRFC) (Germany)	319,292

Commercial Banks 0.3%
13,092	Itau Unibanco Holding SA (PRFC), ADR (Brazil)	225,575
6,283	Wells Fargo & Co., Series J, 8.00%, CVT	186,103

		411,678

	TOTAL PREFERRED STOCKS (cost $499,248)	730,970

	TOTAL LONG-TERM INVESTMENTS (cost $127,421,136)	160,491,172

SHORT-TERM INVESTMENT 4.3%

AFFILIATED MONEY MARKET MUTUAL FUND
7,276,968	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $7,276,968)(a)	7,276,968

	TOTAL INVESTMENTS 99.5% (cost $134,698,104; Note 5)	167,768,140
	Other assets in excess of liabilities(b) 0.5%	926,700

	NET ASSETS 100%	$168,694,840

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen (Bearer)

CVT—Convertible Security

PRFC—Preference Shares

EUR—Euro

JPY—Japanese Yen

*	Non-income producing security.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(b)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at January 31, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Euro,
Expiring 05/08/13	State Street Bank	EUR	245	$322,912	$332,284	$9,372
Expiring 05/08/13	State Street Bank	EUR	32	41,208	43,199	1,991

				$364,120	$375,483	$11,363

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 05/08/13	State Street Bank	EUR	227	$290,806	$307,968	$(17,162)
Expiring 05/08/13	State Street Bank	EUR	50	65,880	67,517	(1,637)
Japanese Yen,
Expiring 07/08/13	State Street Bank	JPY	40,704	464,579	445,707	18,872
Expiring 07/08/13	State Street Bank	JPY	8,027	91,496	87,895	3,601

				$912,761	$909,087	$3,674

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	33

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$159,760,202	$—	$—
Preferred Stocks	730,970	—	—
Affiliated Money Market Mutual Fund	7,276,968	—	—
Other Financial Instruments*
Forward foreign currency exchange contracts	—	15,037	—

Total	$167,768,140	$15,037	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 07/31/12 was $25,673,183 which was a result of valuing investments using third party vendor modeling tools. An amount of $24,432,945 was transferred from Level 2 into Level 1 at 01/31/13 as a result of using quoted prices in active markets for such foreign securities.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2013 were as follows:

Pharmaceuticals	6.7%
Oil, Gas & Consumable Fuels	6.7
Affiliated Money Market Mutual Fund	4.3
Insurance	4.1
Chemicals	3.8
Media	3.6
Diversified Financial Services	3.3
Commercial Banks	3.3
Internet Services	3.0
Retail & Merchandising	2.9
Biotechnology	2.7
Hotels, Restaurants & Leisure	2.4
Aerospace & Defense	2.1
Software	2.1
Financial Services	2.1
Telecommunications	2.0%
Retail	2.0
Computer Services & Software	1.6
Internet Software & Services	1.6
Oil & Gas	1.5
Machinery	1.5
Financial—Bank & Trust	1.3
Specialty Retail	1.2
Real Estate Investment Trusts	1.2
Electronic Components & Equipment	1.2
Transportation	1.1
Semiconductors & Semiconductor Equipment	1.1
Food	1.1
Banks	1.1
Food & Staples Retailing	1.1

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Industry (cont’d.)
Healthcare Products	1.0%
Metals & Mining	1.0
Electric Utilities	0.9
Beverages	0.9
Manufacturing	0.9
Computer Hardware	0.9
Industrial Products	0.9
Consumer Finance	0.8
Automobile Manufacturers	0.8
Distribution/Wholesale	0.8
Clothing & Apparel	0.8
Healthcare Services	0.6
Consumer Products & Services	0.6
Wireless Telecommunication Services	0.6
Entertainment & Leisure	0.6
Healthcare Providers & Services	0.6
Food Products	0.5
Commercial Services	0.5
Auto Parts & Equipment	0.5
Auto Components	0.5
Healthcare Equipment & Supplies	0.5
Diversified Manufacturing	0.5
Computers & Peripherals	0.5
Capital Markets	0.4
Electronic Equipment & Instruments	0.4
Paper & Forest Products	0.4
Semiconductors	0.4
Diversified Telecommunication Services	0.4
Tobacco	0.4
Multi-Line Retail	0.4
Diversified Operations	0.3
Pipelines	0.3
Household Products	0.3
Business Services	0.3
Industrial Conglomerates	0.3
Life Sciences Tools & Services	0.3%
Medical Supplies & Equipment	0.3
Energy Equipment & Services	0.3
Communications Equipment	0.3
Office Electronics	0.3
Machinery & Equipment	0.3
Multi-Utilities	0.2
Leisure Equipment & Products	0.2
Diversified Consumer Services	0.2
Hand/Machine Tools	0.2
Construction	0.2
Independent Power Producers & Energy Traders	0.2
Trading Companies & Distributors	0.2
Real Estate	0.2
Road & Rail	0.2
Retail Apparel	0.2
Engineering & Construction	0.1
Textiles, Apparel & Luxury Goods	0.1
Machinery—Construction & Mining	0.1
Airlines	0.1
Professional Services	0.1
Miscellaneous Manufacturing	0.1
Cosmetics & Toiletries	0.1
Electric	0.1
Semiconductor Components	0.1
Multi-Line Insurance	0.1
Apparel & Textile	0.1
Holding Companies	0.1
Gas Utilities	0.1
Investment Companies	0.1
Containers & Packaging	0.1

99.5
Other assets in excess of liabilities	0.5

100.0%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	35

Portfolio of Investments

as of January 31, 2013 (Unaudited) continued

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and foreign exchange risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$33,836	Unrealized depreciation on foreign currency exchange contracts	$18,799

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$11,236	$11,236
Equity contracts	4	—	4

Total	$4	$11,236	$11,240

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$(33,487)

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

For the six months ended January 31, 2013, the Fund’s average volume of derivative activities are as follows:

Forward foreign currency exchange purchase contracts(1)	Forward foreign currency exchange sale contracts(2)
$299,692	$847,240

(1)	Value at Settlement Date Payable.
(2)	Value at Settlement Date Receivable.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	37

Statement of Assets and Liabilities

as of January 31, 2013 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $127,421,136)	$160,491,172
Affiliated investments (cost $7,276,968)	7,276,968
Cash	326
Foreign currency, at value (cost $146,694)	150,975
Receivable for investments sold	2,026,871
Dividends receivable	194,021
Receivable for Fund shares sold	126,963
Tax reclaim receivable	91,769
Unrealized appreciation on foreign currency exchange contracts	33,836
Prepaid expenses	1,595

Total assets	170,394,496

Liabilities
Payable for investments purchased	735,151
Payable for Fund shares reacquired	482,462
Accrued expenses and other liabilities	284,894
Management fee payable	106,094
Distribution fee payable	68,902
Unrealized depreciation on foreign currency exchange contracts	18,799
Deferred trustees’ fees	3,354

Total liabilities	1,699,656

Net Assets	$168,694,840

Net assets were comprised of:
Shares of beneficial interest, at par	$13,679
Paid-in capital, in excess of par	171,314,320

171,327,999
Accumulated net investment loss	(66,104)
Accumulated net realized loss on investment and foreign currency transactions	(35,663,386)
Net unrealized appreciation on investments and foreign currencies	33,096,331

Net Assets, January 31, 2013	$168,694,840

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share, ($111,733,154 ÷ 8,807,111 shares of common stock issued and outstanding)	$12.69
Maximum sales charge (5.5% of offering price)	0.74

Maximum offering price to public	$13.43

Class B
Net asset value, offering price and redemption price per share, ($17,890,943 ÷ 1,538,808 shares of common stock issued and outstanding)	$11.63

Class C
Net asset value, offering price and redemption price per share, ($36,269,724 ÷ 3,117,144 shares of common stock issued and outstanding)	$11.64

Class R
Net asset value, offering price and redemption price per share, ($2,738 ÷ 216.9 shares of common stock issued and outstanding)	$12.62

Class X
Net asset value, offering price and redemption price per share, ($123,961 ÷ 10,487 shares of common stock issued and outstanding)	$11.82

Class Z
Net asset value, offering price and redemption price per share, ($2,674,320 ÷ 205,139 shares of common stock issued and outstanding)	$13.04

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	39

Statement of Operations

Six Months Ended January 31, 2013 (Unaudited)

Net Income
Income
Unaffiliated dividend income (net of foreign withholding taxes $29,776)	$1,757,708
Affiliated dividend income	7,511
Interest income	13

1,765,232

Expenses
Management fee	618,420
Distribution fee—Class A	135,714
Distribution fee—Class B	89,785
Distribution fee—Class C	179,532
Distribution fee—Class R	6
Distribution fee—Class X	186
Transfer agent’s fees and expenses (including affiliated expense of $28,500)	166,000
Custodian’s fees and expenses	135,000
Reports to shareholders	60,000
Registration fees	48,000
Legal fee	28,000
Audit fee	25,000
Trustees’ fees	7,000
Insurance expense	2,000
Loan interest expense (Note 7)	178
Miscellaneous	18,326

Total expenses	1,513,147

Net investment income	252,085

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain on:
Investment transactions	8,427,583
Foreign currency transactions	21,446

8,449,029

Net change in unrealized appreciation (depreciation) on:
Investments	9,394,762
Foreign currencies	(21,532)

9,373,230

Net gain on investments	17,822,259

Net Increase In Net Assets Resulting From Operations	$18,074,344

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2013	Year Ended July 31, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$252,085	$582,760
Net realized gain on investment and foreign currency transactions	8,449,029	8,749,095
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	9,373,230	(10,880,014)

Net increase (decrease) in net assets resulting from operations	18,074,344	(1,548,159)

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	(844,889)	(310,413)
Class B	(29,035)	—
Class C	(57,102)	—
Class R	(14)	(1)
Class X	(1,172)	(1,261)
Class Z	(23,427)	(7,935)

	(955,639)	(319,610)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	3,928,962	7,683,966
Net asset value of shares issued in reinvestment of dividends and distributions	937,357	313,586
Cost of shares reacquired	(14,376,749)	(29,425,945)

Net decrease in net assets resulting from Fund share transactions	(9,510,430)	(21,428,393)

Total increase (decrease)	7,608,275	(23,296,162)

Net Assets
Beginning of period	161,086,565	184,382,727

End of period(a)	$168,694,840	$161,086,565

(a) Includes undistributed net income of:	$—	$637,450

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	41

Notes to Financial Statements

(Unaudited)

Target Asset Allocation Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end, diversified management investment company presently consisting of three portfolios: Target Moderate Allocation Fund, Target Conservative Allocation Fund and Target Growth Allocation Fund (the “Fund”). These financial statements relate only to Target Growth Allocation Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The Fund uses investment managers (“Subadvisers”), each managing a portion of the Fund’s assets. The following lists the Subadvisers and their respective segment during the period ended January 31, 2013.

Fund Segment	Subadviser
Large-cap growth stocks	Marsico Capital Management, LLC* Massachusetts Financial Services Company

Large-cap value stocks	Eaton Vance Management Hotchkis and Wiley Capital Management LLC NFJ Investment Group LLC

International stocks	LSV Asset Management Thornburg Investment Management, Inc.

Small/Mid-cap growth stocks	Eagle Asset Management, Inc.

Small/Mid-cap value stocks	EARNEST Partners, LLC Vaughan Nelson Investment Management, L.P

*	Effective on or about second quarter of 2013, Marsico Capital Management, LLC will no longer serve as a subadviser for the Fund.

The investment objective of the Fund is to provide long-term capital appreciation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the

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measurement date. The Board of Trustees has delegated fair valuation responsibilities to Prudential Investment LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Portfolio to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Fund’s Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Target Asset Allocation Funds/Target Growth Allocation Fund	43

Notes to Financial Statements

(Unaudited) continued

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, and cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

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When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions. Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other

Target Asset Allocation Funds/Target Growth Allocation Fund	45

Notes to Financial Statements

(Unaudited) continued

factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Warrants and Rights: The Fund held warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis.

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Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to its respective class), unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisers’ performance of all investment advisory services. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses. The management fee paid to PI is computed daily and

Target Asset Allocation Funds/Target Growth Allocation Fund	47

Notes to Financial Statements

(Unaudited) continued

payable monthly at an annual rate of .75% of average daily net assets up to $500 million, .70% of average daily net assets for the next $500 million and .65% of average daily net assets in excess of $1 billion. The effective management fee rate was .75% for the six months ended January 31, 2013.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. In addition, the Fund has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, serves as co-distributor of the Class M and Class X shares of the Fund. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class B, Class C, Class M, Class R and Class X shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS or PAD. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS and PAD, as applicable, for distribution related activities at an annual rate of up to .30%, 1%, 1%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively. PIMS has contractually agreed through November 30, 2013 to limit such expenses to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

Management has received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the manager are contributed back into the Fund and included in the Statement of Changes and Financial Highlights as a contribution to capital.

PIMS has advised the Fund that it has received $43,858 in front-end sales charges resulting from sales of Class A during the six months ended January 31, 2013. From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended January 31, 2013, it has received $47, $12,989, and $361 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B, and Class C shareholders, respectively.

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PIMS and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Portfolio are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. Government securities, for the six months ended January 31, 2013, aggregated $51,149,730 and $63,134,331, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$141,559,999	$29,210,488	$(3,002,347)	$26,208,141

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies.

Under the Regulated Investment Company Modernization Act of 2010 (”the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended July 31, 2012 (”post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before July 31, 2012 (“pre-enactment losses”) may

Target Asset Allocation Funds/Target Growth Allocation Fund	49

Notes to Financial Statements

(Unaudited) continued

have an increased likelihood to expire unused. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of July 31, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2018	$36,798,000

The Fund elected to treat post-October capital losses of approximately $456,000 as having been incurred in the following fiscal year (July 31, 2013).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a monthly basis approximately ten years after purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. As of April 13, 2012, the last conversion of Class M shares to

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Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the fund to one or more other share classes of the Fund as presented in the table of transactions in shares of capital stock.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. As of January 31, 2013, Prudential owned 216.9 Class R shares of the Fund.

Class A	Shares	Amount
Six Months ended January 31, 2013:
Shares sold	165,221	$2,000,083
Shares issued in reinvestment of dividends and distributions	69,889	831,003
Shares reacquired	(802,494)	(9,591,368)

Net increase (decrease) in shares outstanding before conversion	(567,384)	(6,760,282)
Shares issued upon conversion from Class B and Class X	143,578	1,737,875
Shares reacquired upon conversion into Class Z	(8,049)	(99,974)

Net increase (decrease) in shares outstanding	(431,855)	$(5,122,381)

Year ended July 31, 2012:
Shares sold	368,730	$4,066,164
Shares issued in reinvestment of dividends and distributions	28,375	305,036
Shares reacquired	(1,656,781)	(18,283,333)

Net increase (decrease) in shares outstanding before conversion	(1,259,676)	(13,912,133)
Shares issued upon conversion from Class B, Class M, and Class X	501,426	5,489,592

Net increase (decrease) in shares outstanding	(758,250)	$(8,422,541)

Target Asset Allocation Funds/Target Growth Allocation Fund	51

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six Months ended January 31, 2013:
Shares sold	66,647	$733,426
Shares issued in reinvestment of dividends and distributions	2,620	28,581
Shares reacquired	(100,574)	(1,102,501)

Net increase (decrease) in shares outstanding before conversion	(31,307)	(340,494)
Shares reacquired upon conversion into Class A	(152,068)	(1,685,187)

Net increase (decrease) in shares outstanding	(183,375)	$(2,025,681)

Year ended July 31, 2012:
Shares sold	163,794	$1,657,699
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(284,673)	(2,855,223)

Net increase (decrease) in shares outstanding before conversion	(120,879)	(1,197,524)
Shares reacquired upon conversion into Class A	(492,682)	(4,940,154)

Net increase (decrease) in shares outstanding	(613,561)	$(6,137,678)

Class C
Six Months ended January 31, 2013:
Shares sold	52,414	$579,358
Shares issued in reinvestment of dividends and distributions	4,946	54,013
Shares reacquired	(305,921)	(3,357,764)

Net increase (decrease) in shares outstanding	(248,561)	$(2,724,393)

Year ended July 31, 2012:
Shares sold	125,350	$1,263,721
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(757,388)	(7,666,449)

Net increase (decrease) in shares outstanding before conversion	(632,038)	(6,402,728)
Shares reacquired upon conversion into Class Z	(2,309)	(22,621)

Net increase (decrease) in shares outstanding	(634,347)	$(6,425,349)

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Class M	Shares	Amount
Period ended April 13, 2012**:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(3,801)	(36,659)

Net increase (decrease) in shares outstanding before conversion	(3,801)	(36,659)
Shares reacquired upon conversion into Class A	(25,366)	(255,376)

Net increase (decrease) in shares outstanding	(29,167)	$(292,035)

Class R
Six Months ended January 31, 2013:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	1	14
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	1	$14

Year ended July 31, 2012:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	— *	1
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	—	$1

Class X
Six Months ended January 31, 2013:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	106	1,172
Shares reacquired	(2,600)	(28,496)

Net increase (decrease) in shares outstanding before conversion	(2,494)	(27,324)
Shares reacquired upon conversion into Class A	(4,696)	(52,688)

Net increase (decrease) in shares outstanding	(7,190)	$(80,012)

Year ended July 31, 2012:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	126	1,261
Shares reacquired	(3,795)	(38,201)

Net increase (decrease) in shares outstanding before conversion	(3,669)	(36,940)
Shares reacquired upon conversion into Class A	(28,477)	(294,062)

Net increase (decrease) in shares outstanding	(32,146)	$(331,002)

Target Asset Allocation Funds/Target Growth Allocation Fund	53

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six Months ended January 31, 2013:
Shares sold	49,880	$616,095
Shares issued in reinvestment of dividends and distributions	1,847	22,574
Shares reacquired	(24,187)	(296,620)

Net increase (decrease) in shares outstanding before conversion	27,540	342,049
Shares issued upon conversion from Class A	7,829	99,974

Net increase (decrease) in shares outstanding	35,369	$442,023

Year ended July 31, 2012:
Shares sold	60,081	$696,382
Shares issued in reinvestment of dividends and distributions	661	7,288
Shares reacquired	(49,757)	(546,080)

Net increase (decrease) in shares outstanding before conversion	10,985	157,590
Shares issued upon conversion from Class C	2,066	22,621

Net increase (decrease) in shares outstanding	13,051	$180,211

*	Less than 0.5 shares
**	As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under these SCAs is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended January 31, 2013. The Fund had an average outstanding balance of $616,429 for seven days at an average interest rate of 1.48%.

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Note 8. New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

Note 9. Other

Based on the approval of the Board of Trustees on December 4, 2012, Target Growth Allocation Fund will merge into the Prudential Jennison Equity Income Fund during second quarter of 2013. The merger is subject to the approval of shareholders.

Target Asset Allocation Funds/Target Growth Allocation Fund	55

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2013(b)		2012(b)	2011(b)	2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.44		$11.49	$9.73	$8.77	$11.52	$14.62
Income (loss) from investment operations:
Net investment income	.03		.07	.05	.04	.09	.13
Net realized and unrealized gain (loss) on investments	1.32		(.09)	1.71	.98	(2.73)	(1.90)
Total from investment operations	1.35		(.02)	1.76	1.02	(2.64)	(1.77)
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.03)	-	(.06)	(.11)	(.07)
Distributions from net realized gains	-		-	-	-	- (e)	(1.26)
Total dividends and distributions	(.10)		(.03)	-	(.06)	(.11)	(1.33)
Net asset value, end of period	$12.69		$11.44	$11.49	$9.73	$8.77	$11.52
Total Return(a)	11.82%		(.14)%	18.09%	11.69%	(22.71)%	(13.25)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$111,733		$105,678	$114,839	$99,938	$95,405	$124,579
Average net assets (000)	$107,686		$105,524	$112,821	$102,324	$89,232	$135,539
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.59%	(f)	1.55%	1.51%	1.57%	1.58%	1.36%
Expenses, excluding distribution and service (12b-1) fees	1.34%	(f)	1.30%	1.26%	1.32%	1.33%	1.11%
Net investment income	.54%	(f)	.61%	.48%	.38%	1.03%	1.01%
Portfolio turnover rate	33%	(g)	68%	73%	97%	135%	83%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily assets of the Class A shares.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2013(b)		2012(b)	2011(b)	2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.45		$10.55	$9.00	$8.13	$10.68	$13.67
Income (loss) from investment operations:
Net investment income (loss)	(.01)		(.01)	(.03)	(.03)	.02	.03
Net realized and unrealized gain (loss) on investments	1.21		(.09)	1.58	.91	(2.52)	(1.76)
Total from investment operations	1.20		(.10)	1.55	.88	(2.50)	(1.73)
Less Dividends and Distributions:
Dividends from net investment income	(.02)		-	-	(.01)	(.05)	-
Distributions from net realized gains	-		-	-	-	- (d)	(1.26)
Total dividends and distributions	(.02)		-	-	(.01)	(.05)	(1.26)
Net asset value, end of period	$11.63		$10.45	$10.55	$9.00	$8.13	$10.68
Total Return(a)	11.48%		(.95)%	17.22%	10.80%	(23.29)%	(13.86)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,891		$18,005	$24,634	$29,184	$33,691	$58,763
Average net assets (000)	$17,811		$20,467	$28,562	$33,068	$37,140	$78,596
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.34%	(e)	2.30%	2.26%	2.32%	2.33%	2.11%
Expenses, excluding distribution and service (12b-1) fees	1.34%	(e)	1.30%	1.26%	1.32%	1.33%	1.11%
Net investment income (loss)	(.19)%	(e)	(.13)%	(.27)%	(.36)%	.31%	.26%
Portfolio turnover rate	33%	(f)	68%	73%	97%	135%	83%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	57

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2013(b)		2012(b)	2011(b)	2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.46		$10.55	$9.00	$8.13	$10.68	$13.67
Income (loss) from investment operations:
Net investment income (loss)	(.01)		(.01)	(.03)	(.03)	.02	.03
Net realized and unrealized gain (loss) on investments	1.21		(.08)	1.58	.91	(2.52)	(1.76)
Total from investment operations	1.20		(.09)	1.55	.88	(2.50)	(1.73)
Less Dividends and Distributions:
Dividends from net investment income	(.02)		-	-	(.01)	(.05)	-
Distributions from net realized gains	-		-	-	-	- (d)	(1.26)
Total dividends and distributions	(.02)		-	-	(.01)	(.05)	(1.26)
Net asset value, end of period	$11.64		$10.46	$10.55	$9.00	$8.13	$10.68
Total Return(a)	11.46%		(.85)%	17.22%	10.80%	(23.29)%	(13.86)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$36,270		$35,215	$42,214	$43,511	$48,649	$76,714
Average net assets (000)	$35,614		$37,161	$44,983	$48,040	$51,040	$96,952
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.34%	(e)	2.30%	2.26%	2.32%	2.33%	2.11%
Expenses, excluding distribution and service (12b-1) fees	1.34%	(e)	1.30%	1.26%	1.32%	1.33%	1.11%
Net investment income (loss)	(.20)%	(e)	(.14)%	(.27)%	(.37)%	.30%	.26%
Portfolio turnover rate	33%	(f)	68%	73%	97%	135%	83%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

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Class M Shares
	Period Ended April 13,		Year Ended July 31,
	2012(b)(h)		2011(b)	2010(b)	2009(b)	2008(b)	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.58		$9.02	$8.15	$10.70	$13.70	$12.54
Income (loss) from investment operations:
Net investment income (loss)	(.02)		(.03)	(.03)	.03	.03	(.01)
Net realized and unrealized gain (loss) on investments	.19		1.59	.91	(2.53)	(1.77)	2.01
Total from investment operations	.17		1.56	.88	(2.50)	(1.74)	2.00
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.01)	(.05)	-	-
Distributions from net realized gains	-		-	-	- (d)	(1.26)	(.84)
Total dividends and distributions	-		-	(.01)	(.05)	(1.26)	(.84)
Net asset value, end of period	$10.75		$10.58	$9.02	$8.15	$10.70	$13.70
Total Return(a)	1.61%		17.29%	10.77%	(23.24)%	(13.91)%	16.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15		$308	$1,004	$2,154	$4,712	$10,851
Average net assets (000)	$135		$671	$1,680	$2,773	$8,028	$10,882
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.32%	(e)	2.26%	2.32%	2.33%	2.11%	2.10%
Expenses, excluding distribution and service (12b-1) fees	1.32%	(e)	1.26%	1.32%	1.33%	1.11%	1.10%
Net investment income (loss)	(.19)%	(e)	(.32)%	(.36)%	.33%	.25%	(.10)%
Portfolio turnover rate	68%	(f)(g)	73%	97%	135%	83%	71%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

(g) Calculated as of July 31, 2012.

(h) As of April 13, 2012, the last conversion of Class M shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	59

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended January 31,		Year Ended July 31,
	2013(b)		2012(b)		2011(b)	2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.35		$11.38		$9.66	$8.71	$11.44	$14.52
Income (loss) from investment operations:
Net investment income	.03		.06		.01	.01	.07	.10
Net realized and unrealized gain on investments	1.31		(.09)		1.71	.98	(2.71)	(1.88)
Total from investment operations	1.34		(.03)		1.72	.99	(2.64)	(1.78)
Less Dividends and Distributions:
Dividends from net investment income	(.07)		-	(d)	-	(.04)	(.09)	(.04)
Distributions from net realized gains	-		-		-	-	- (d)	(1.26)
Total dividends and distributions	(.07)		-	(d)	-	(.04)	(.09)	(1.30)
Net asset value, end of period	$12.62		$11.35		$11.38	$9.66	$8.71	$11.44
Total Return(a)	11.82%		(.24)%		17.81%	11.40%	(22.90)%	(13.42)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3		$2		$2	$80	$225	$323
Average net assets (000)	$3		$2		$74	$122	$203	$339
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(e)	1.67%	(f)	1.65%		1.76%	1.82%	1.83%	1.61%
Expenses, excluding distribution and service (12b-1) fees	1.17%	(f)	1.15%		1.26%	1.32%	1.33%	1.11%
Net investment income	.52%	(f)	.55%		.14%	.14%	.82%	.77%
Portfolio turnover rate	33%	(g)	68%		73%	97%	135%	83%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily assets of the Class R shares.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

60	Visit our website at www.prudentialfunds.com

Class X Shares
	Six Months Ended January 31,		Year Ended July 31,
	2013(b)		2012(b)	2011(b)		2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.66		$10.71	$9.07		$8.17	$10.68	$13.68
Income (loss) from investment operations:
Net investment income	.03		.06	.04		.03	.04	.03
Net realized and unrealized gain (loss) on investments	1.23		(.08)	1.60		.93	(2.50)	(1.77)
Total from investment operations	1.26		(.02)	1.64		.96	(2.46)	(1.74)
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.03)	-		(.06)	(.05)	-
Distributions from net realized gains	-		-	-		-	- (d)	(1.26)
Total dividends and distributions	(.10)		(.03)	-		(.06)	(.05)	(1.26)
Capital Contributions	-		-	-	(d)	- (d)	- (d)	-
Net asset value, end of period	$11.82		$10.66	$10.71		$9.07	$8.17	$10.68
Total Return(a)	11.84%		(.15)%	18.08%		11.71%	(22.91)%	(13.93)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$124		$189	$534		$1,293	$1,705	$3,759
Average net assets (000)	$148		$326	$846		$1,593	$2,123	$4,440
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.58%	(e)	1.55%	1.51%		1.57%	2.09%	2.11%
Expenses, excluding distribution and service (12b-1) fees	1.33%	(e)	1.30%	1.26%		1.32%	1.33%	1.11%
Net investment income	.59%	(e)	.59%	.44%		.39%	.56%	.26%
Portfolio turnover rate	33%	(f)	68%	73%		97%	135%	83%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	61

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,
	2013(b)		2012(b)	2011(b)	2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.76		$11.81	$9.98	$8.99	$11.81	$14.95
Income (loss) from investment operations:
Net investment income	.05		.10	.08	.06	.12	.17
Net realized and unrealized gain (loss) on investments	1.36		(.09)	1.75	1.02	(2.81)	(1.94)
Total from investment operations	1.41		.01	1.83	1.08	(2.69)	(1.77)
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.06)	-	(.09)	(.13)	(.11)
Distributions from net realized gains	-		-	-	-	- (d)	(1.26)
Total dividends and distributions	(.13)		(.06)	-	(.09)	(.13)	(1.37)
Net asset value, end of period	$13.04		$11.76	$11.81	$9.98	$8.99	$11.81
Total Return(a)	12.02%		.12%	18.34%	11.98%	(22.54)%	(13.00)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,674		$1,997	$1,851	$1,558	$1,741	$5,234
Average net assets (000)	$2,307		$1,639	$1,707	$1,600	$2,938	$7,414
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.35%	(e)	1.30%	1.26%	1.32%	1.33%	1.11%
Expenses, excluding distribution and service (12b-1) fees	1.35%	(e)	1.30%	1.26%	1.32%	1.33%	1.11%
Net investment income	.78%	(e)	.87%	.73%	.62%	1.32%	1.25%
Portfolio turnover rate	33%	(f)	68%	73%	97%	135%	83%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

62	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Eagle Asset Management, Inc.	880 Carillon Parkway St. Petersburg, FL 33716

	EARNEST Partners, LLC	1180 Peachtree Street Suite 2300 Atlanta, GA 30309

	Epoch Investment Partners, Inc.	399 Park Avenue New York, NY 10022

	Hotchkis and Wiley Capital Management LLC	725 South Figueroa Street 39th Floor Los Angeles, CA 90017

	LSV Asset Management	155 North Wacker Drive Suite 4600 Chicago, IL 60606

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	Massachusetts Financial Services Company	111 Huntington Avenue Boston, MA 02199

	NFJ Investment Group LLC	2100 Ross Avenue Dallas, TX 75201

	Thornburg Investment Management, Inc.	2300 North Ridgetop Road Santa Fe, NM 87506

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Target Asset Allocation Funds, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

TARGET GROWTH ALLOCATION FUND

SHARE CLASS	A	B	C	R	X	Z
NASDAQ	PHGAX	PIHGX	PHGCX	PGARX	N/A	PDHZX
CUSIP	87612A823	87612A815	87612A799	87612A781	87612A757	87612A773

MFSP504E6    0240818-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

              applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Target Asset Allocation Funds

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 21, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	March 21, 2013